Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.4% ¤
ASSET-BACKED SECURITIES 12.4%
CAYMAN ISLANDS 1.4%
AGL CLO Ltd. 6.788% due 07/20/2034 •	$400	$400
Ballyrock CLO Ltd. 6.718% due 07/20/2034 •	400	398
CIFC Funding Ltd. 6.710% due 07/15/2036 •	400	398
Magnetite Ltd. 0.000% due 10/25/2033 •(a)	400	400
Trinitas CLO Ltd. 6.708% due 01/20/2032 •	400	399
TruPS Financials Note Securitization Ltd. 7.229% due 09/20/2039 •	225	218

Total Cayman Islands		2,213

UNITED STATES 11.0%
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025	400	391
Bear Stearns Asset-Backed Securities Trust 5.440% due 12/25/2034 •	872	842
Carvana Auto Receivables Trust
5.820% due 08/10/2028	400	398
6.160% due 10/10/2028	400	401
Citigroup Mortgage Loan Trust 6.064% due 02/25/2035 •	966	876
Credit Suisse First Boston Mortgage Securities Corp. 4.714% due 01/25/2032 •	445	424
ECMC Group Student Loan Trust 6.579% due 11/25/2069 •	784	780
EMC Mortgage Loan Trust 6.734% due 02/25/2041 «•	21	20
Ent Auto Receivables Trust 6.240% due 01/16/2029	392	392
FBR Securitization Trust 6.139% due 11/25/2035 •	730	708
Home Equity Asset Trust 6.139% due 01/25/2036 •	122	113
LCCM Trust 6.897% due 11/15/2038 •	1,000	992
Morgan Stanley Home Equity Loan Trust 5.534% due 12/25/2036 •	1,338	647
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069	221	194
Navient Student Loan Trust
6.329% due 08/26/2069 •	747	741
6.479% due 12/27/2066 •	370	369
Nelnet Student Loan Trust 5.874% due 09/27/2066 •	744	740
Option One Mortgage Loan Trust 5.654% due 04/25/2037 •	1,864	1,361
Pagaya AI Debt Selection Trust
7.128% due 06/16/2031	400	402
7.600% due 12/16/2030	340	341
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	800	804
Residential Asset Mortgage Products Trust 6.499% due 05/25/2035 •	1,000	942
Residential Asset Securities Corp. Trust 5.896% due 01/25/2034 •	236	234
SLM Private Credit Student Loan Trust 6.001% due 06/15/2039 •	778	747
SLM Student Loan Trust 6.229% due 03/25/2026 •	803	794
SMB Private Education Loan Trust 6.763% due 02/16/2055 •	689	685
Soundview Home Loan Trust
5.839% due 12/25/2036 •	898	868
6.434% due 09/25/2037 •	1,845	1,249
Structured Asset Investment Loan Trust 5.584% due 09/25/2036 •	367	354

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Upstart Securitization Trust 1.310% due 11/20/2031	161	159

Total United States		17,968

Total Asset-Backed Securities (Cost $21,128)		20,181

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
LUXEMBOURG 0.0%
Intelsat Jackson Holdings SA 9.772% due 02/01/2029	50	50

Total Luxembourg		50

UNITED KINGDOM 0.2%
Softbank Vision Fund 5.000% due 12/21/2025 «	285	266

Total United Kingdom		266

UNITED STATES 0.7%
Amsurg
TBD% due 04/28/2028 «	151	114
16.394% due 04/29/2027	370	441
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~	108	108
Emerald TopCo, Inc. 8.818% - 9.184% due 07/24/2026	3	3
Lealand Finance Co. BV 8.431% due 06/28/2024 «	1	1
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 12.560% due 06/30/2025 (b)	3	2
PUG LLC 8.931% due 02/12/2027	4	4
Sotera Health Holdings LLC 8.181% due 12/11/2026	525	522
Syniverse Holdings, Inc. 12.390% due 05/13/2027	8	7
U.S. Renal Care, Inc. 10.607% due 06/20/2028	13	9
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029	2	1

Total United States		1,212

Total Loan Participations and Assignments (Cost $1,610)		1,528

	SHARES
COMMON STOCKS 46.3%
AUSTRALIA 1.6%
CONSUMER STAPLES 0.1%
Coles Group Ltd.	20,582	205

MATERIALS 1.5%
BHP Group Ltd.	48,259	1,356
Fortescue Metals Group Ltd.	41,263	549
Rio Tinto Ltd.	7,408	534

		2,439

Total Australia		2,644

AUSTRIA 0.2%
FINANCIALS 0.2%
Erste Group Bank AG	8,380	289

Total Austria		289

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA	5,217	215

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Belgium		215

BRAZIL 1.3%
CONSUMER STAPLES 0.2%
Ambev SA	115,200	300

ENERGY 0.4%
Petroleo Brasileiro SA	90,900	685

FINANCIALS 0.2%
Banco do Brasil SA	20,500	193
BB Seguridade Participacoes SA	17,300	107

		300

MATERIALS 0.5%
Vale SA	60,300	811

Total Brazil		2,096

CANADA 0.2%
FINANCIALS 0.2%
Manulife Financial Corp.	17,897	327

Total Canada		327

CHINA 1.6%
ENERGY 0.2%
China Shenhua Energy Co. Ltd. 'H'	80,500	260
Yankuang Energy Group Co. Ltd. 'H'	57,000	108

		368

FINANCIALS 1.1%
China Construction Bank Corp. 'H'	2,013,000	1,132
China Pacific Insurance Group Co. Ltd. 'A'	63,000	157
Industrial & Commercial Bank of China Ltd. 'H'	777,000	373
PICC Property & Casualty Co. Ltd. 'H'	166,000	212

		1,874

HEALTH CARE 0.1%
CSPC Pharmaceutical Group Ltd.	156,000	114

INDUSTRIALS 0.1%
CITIC Ltd.	136,000	125

INFORMATION TECHNOLOGY 0.1%
Lenovo Group Ltd.	174,000	178

Total China		2,659

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	3,826	163

Total Czech Republic		163

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk AS 'A'	73	129

Total Denmark		129

FRANCE 2.3%
FINANCIALS 0.9%
Amundi SA	1,733	97

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

AXA SA	45,088	1,338

		1,435

INDUSTRIALS 1.1%
Cie de Saint-Gobain SA	10,262	614
Eiffage SA	1,762	167
Thales SA	2,574	362
Vinci SA	5,424	600

		1,743

UTILITIES 0.3%
Engie SA	36,412	559

Total France		3,737

GERMANY 0.5%
CONSUMER DISCRETIONARY 0.2%
Bayerische Motoren Werke AG	2,681	272

INDUSTRIALS 0.1%
GEA Group AG	3,585	132
Siemens AG	757	108

		240

MATERIALS 0.2%
HeidelbergCement AG	3,523	273

Total Germany		785

GREECE 0.1%
CONSUMER DISCRETIONARY 0.1%
OPAP SA	6,554	110

Total Greece		110

INDONESIA 0.3%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	493,400	120

FINANCIALS 0.1%
Bank Mandiri Persero Tbk PT	294,400	114

INDUSTRIALS 0.1%
Astra International Tbk PT	482,200	194

Total Indonesia		428

IRELAND 0.5%
MATERIALS 0.5%
CRH PLC	13,743	752

Total Ireland		752

ITALY 1.0%
FINANCIALS 0.7%
Assicurazioni Generali SpA	24,583	502
Intesa Sanpaolo SpA	158,053	405
Mediobanca SpA	13,152	173
Poste Italiane SpA	12,422	131

		1,211

UTILITIES 0.3%
Enel SpA	66,253	406

Total Italy		1,617

JAPAN 2.6%
COMMUNICATION SERVICES 0.5%
Nintendo Co. Ltd.	19,100	794

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

CONSUMER DISCRETIONARY 0.3%
Honda Motor Co. Ltd.	51,000	574

CONSUMER STAPLES 0.5%
Japan Tobacco, Inc.	29,200	672
Yakult Honsha Co. Ltd.	4,600	111

		783

HEALTH CARE 0.4%
Astellas Pharma, Inc.	29,100	403
Chugai Pharmaceutical Co. Ltd.	4,300	132
Kyowa Kirin Co. Ltd.	6,600	115

		650

INDUSTRIALS 0.8%
ITOCHU Corp.	9,700	350
Mitsubishi Corp.	14,000	667
Mitsui & Co. Ltd.	4,100	149
Obayashi Corp.	15,900	140

		1,306

INFORMATION TECHNOLOGY 0.1%
Tokyo Electron Ltd.	1,000	137

Total Japan		4,244

LUXEMBOURG 0.1%
FINANCIALS 0.1%
Intelsat Emergence SA «(d)(i)	2,890	77

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(d)	2,200	58

Total Luxembourg		135

MEXICO 0.3%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (d)	41,996	0

CONSUMER STAPLES 0.1%
Arca Continental SAB de CV	12,300	112

MATERIALS 0.2%
Grupo Mexico SAB de CV 'B'	76,300	361

Total Mexico		473

NETHERLANDS 1.1%
CONSUMER DISCRETIONARY 0.6%
Stellantis NV	54,356	1,041

FINANCIALS 0.2%
ABN AMRO Bank NV	8,052	114
NN Group NV	6,059	194

		308

INFORMATION TECHNOLOGY 0.3%
NXP Semiconductors NV	2,494	498

Total Netherlands		1,847

NORWAY 0.3%
ENERGY 0.3%
Equinor ASA	12,944	424

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Norway		424

POLAND 0.2%
ENERGY 0.1%
ORLEN SA	14,262	191

FINANCIALS 0.1%
Powszechny Zaklad Ubezpieczen SA	14,344	136

Total Poland		327

PORTUGAL 0.1%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	6,903	155

Total Portugal		155

SINGAPORE 0.1%
INDUSTRIALS 0.1%
Singapore Airlines Ltd.	33,400	158

Total Singapore		158

SOUTH AFRICA 0.4%
FINANCIALS 0.3%
Absa Group Ltd.	20,343	187
FirstRand Ltd.	123,684	417

		604

MATERIALS 0.1%
Sibanye Stillwater Ltd.	69,278	106

Total South Africa		710

SOUTH KOREA 0.3%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	6,427	387

FINANCIALS 0.1%
Samsung Fire & Marine Insurance Co. Ltd.	727	140

Total South Korea		527

SPAIN 1.5%
CONSUMER DISCRETIONARY 0.6%
Industria de Diseno Textil SA	24,883	926

FINANCIALS 0.7%
Banco Bilbao Vizcaya Argentaria SA	146,563	1,186

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	4,570	164

UTILITIES 0.1%
Enagas SA	6,093	101
Redeia Corp. SA	7,373	116

		217

Total Spain		2,493

SWEDEN 0.2%
INDUSTRIALS 0.2%
SKF AB 'B'	6,409	106

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Volvo AB 'B'	7,810	161

		267

Total Sweden		267

SWITZERLAND 2.9%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	1,871	197

HEALTH CARE 2.3%
Novartis AG	16,008	1,635
Roche Holding AG	7,977	2,185

		3,820

MATERIALS 0.5%
Holcim AG	12,809	820

Total Switzerland		4,837

TAIWAN 1.4%
INFORMATION TECHNOLOGY 1.4%
ASE Technology Holding Co. Ltd.	74,000	253
Largan Precision Co. Ltd.	2,000	132
Lite-On Technology Corp.	49,000	185
MediaTek, Inc.	37,000	846
Novatek Microelectronics Corp.	14,000	184
Pegatron Corp.	49,000	116
Realtek Semiconductor Corp.	12,000	147
Unimicron Technology Corp.	21,000	113
United Microelectronics Corp.	276,000	388

		2,364

Total Taiwan		2,364

TURKEY 0.1%
CONSUMER STAPLES 0.1%
BIM Birlesik Magazalar AS	12,028	120

Total Turkey		120

UNITED KINGDOM 2.2%
CONSUMER STAPLES 0.6%
British American Tobacco PLC	3,291	103
Imperial Brands PLC	5,236	106
J Sainsbury PLC	38,923	120
Tesco PLC	176,148	567
Unilever PLC	2,320	115

		1,011

FINANCIALS 0.5%
3i Group PLC	23,685	596
HSBC Holdings PLC	15,938	125
Legal & General Group PLC	60,546	163

		884

INDUSTRIALS 0.6%
BAE Systems PLC	74,906	910

MATERIALS 0.5%
Rio Tinto PLC	14,004	880

Total United Kingdom		3,685

UNITED STATES 22.6%
COMMUNICATION SERVICES 0.7%
Clear Channel Outdoor Holdings, Inc. (d)	29,821	47
Electronic Arts, Inc.	3,196	385
iHeartMedia, Inc. 'A' (d)	6,979	22
iHeartMedia, Inc. 'B' «(d)	5,486	16

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Verizon Communications, Inc.	22,775	738

		1,208

CONSUMER DISCRETIONARY 0.5%
Best Buy Co., Inc.	1,319	92
Darden Restaurants, Inc.	2,497	357
Lennar Corp. 'A'	3,197	359

		808

CONSUMER STAPLES 4.7%
Altria Group, Inc.	43,722	1,838
Coca-Cola Co.	41,446	2,320
Kimberly-Clark Corp.	7,767	939
PepsiCo, Inc.	2,589	439
Philip Morris International, Inc.	7,387	684
Procter & Gamble Co.	10,663	1,555

		7,775

ENERGY 1.7%
HF Sinclair Corp.	3,713	212
Marathon Petroleum Corp.	8,841	1,338
Valero Energy Corp.	8,540	1,210

		2,760

FINANCIALS 2.6%
Aflac, Inc.	13,470	1,034
American Financial Group, Inc.	1,744	195
American International Group, Inc.	16,575	1,004
Ameriprise Financial, Inc.	2,375	783
BlackRock, Inc.	247	160
Hartford Financial Services Group, Inc.	6,627	470
Principal Financial Group, Inc.	1,672	120
State Street Corp.	1,688	113
Synchrony Financial	7,902	241
T Rowe Price Group, Inc.	1,103	116

		4,236

HEALTH CARE 5.9%
AbbVie, Inc.	18,064	2,693
Amgen, Inc.	4,113	1,105
Bristol-Myers Squibb Co.	3,331	193
Gilead Sciences, Inc.	7,909	593
Johnson & Johnson	17,443	2,717
Merck & Co., Inc.	7,883	812
Pfizer, Inc.	44,720	1,483

		9,596

INDUSTRIALS 2.0%
3M Co.	11,988	1,122
Caterpillar, Inc.	543	148
General Dynamics Corp.	211	47
Lockheed Martin Corp.	1,189	486
Neiman Marcus Group Ltd. LLC «(d)(i)	1,124	153
Owens Corning	2,214	302
PACCAR, Inc.	12,059	1,025
Westmoreland Mining Holdings «(d)(i)	53	1
Westmoreland Mining LLC «(d)(i)	53	0

		3,284

INFORMATION TECHNOLOGY 4.3%
Apple, Inc.	4,187	717
Broadcom, Inc.	2,785	2,313
Cisco Systems, Inc.	44,742	2,405
KLA Corp.	242	111
Microchip Technology, Inc.	7,208	563
Microsoft Corp.	1,532	484
NetApp, Inc.	5,209	395

		6,988

MATERIALS 0.2%
Steel Dynamics, Inc.	2,633	282

UTILITIES 0.0%
Windstream Units «(d)	40	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total United States			36,938

Total Common Stocks (Cost $72,054)			75,655

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.8%
BERMUDA 0.0%
INDUSTRIALS 0.0%
Valaris Ltd. 8.375% due 04/30/2030		$2	2

Total Bermuda			2

BRAZIL 0.0%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (f)(h)		46	1

Total Brazil			1

CAYMAN ISLANDS 0.0%
BANKING & FINANCE 0.0%
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		3	3

Total Cayman Islands			3

FRANCE 0.5%
BANKING & FINANCE 0.5%
Societe Generale SA
6.446% due 01/10/2029 •		400	396
6.691% due 01/10/2034 •		400	389

			785

Total France			785

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.547% due 09/18/2031 •		200	161

Total Germany			161

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(c)	GBP	300	287

Total Ireland			287

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	370

Total Italy			370

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	749

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Japan			749

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	185

UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		27	26

Total Luxembourg			211

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	25

Total Peru			25

SWITZERLAND 0.7%
BANKING & FINANCE 0.7%
UBS Group AG
5.959% due 01/12/2034 •		$637	612
3.091% due 05/14/2032 •		673	532

			1,144

Total Switzerland			1,144

UNITED KINGDOM 1.1%
BANKING & FINANCE 0.9%
Barclays PLC 7.437% due 11/02/2033 •		700	719
HSBC Holdings PLC 5.402% due 08/11/2033 •		800	738

			1,457

INDUSTRIALS 0.2%
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	91
Marston's Issuer PLC 7.819% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	180
Mitchells & Butlers Finance PLC 5.788% (SONIO/N + 0.569%) due 12/15/2030 ~		75	85

			356

Total United Kingdom			1,813

UNITED STATES 2.4%
BANKING & FINANCE 0.2%
Credit Suisse AG AT1 Claim ^		$365	38
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	18
VICI Properties LP 4.625% due 06/15/2025		237	229

			292

INDUSTRIALS 1.3%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		7	6
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)		82	65
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (b)		123	96
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		147	115
CVS Pass-Through Trust 8.353% due 07/10/2031		359	382

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

DISH DBS Corp. 5.250% due 12/01/2026		490	417
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (b)		10	2
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031 (a)		200	201
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		408	378
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		230	223
Topaz Solar Farms LLC
5.750% due 09/30/2039		66	61
4.875% due 09/30/2039		9	8
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	1
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	194

			2,153

UTILITIES 0.9%
ONEOK, Inc. 5.800% due 11/01/2030		100	98
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2	1
4.500% due 12/15/2041		2	1
3.400% due 08/15/2024		35	34
4.000% due 12/01/2046		2	1
3.300% due 03/15/2027		20	18
4.250% due 03/15/2046		4	3
3.750% due 07/01/2028		110	98
4.950% due 07/01/2050		805	601
3.250% due 06/01/2031		559	445
4.200% due 03/01/2029		200	177
Sprint LLC 7.625% due 03/01/2026		7	7

			1,484

Total United States			3,929

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(c)		300	18
6.000% due 05/16/2024 ^(c)		20	1
9.750% due 05/17/2035 ^(c)		20	1

			20

Total Venezuela			20

Total Corporate Bonds & Notes (Cost $10,880)			9,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
IRELAND 0.4%
Kinbane DAC 4.719% due 09/25/2062 ~	EUR	570	600

Total Ireland			600

UNITED KINGDOM 2.0%
Avon Finance 6.090% due 12/28/2049 •	GBP	700	850
Bridgegate Funding PLC 7.400% due 10/16/2062 •		1,330	1,623
Eurosail PLC
6.038% due 09/13/2045 •		271	328
6.288% due 06/13/2045 •		312	375
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	159	161

Total United Kingdom			3,337

UNITED STATES 7.3%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$40	33
Banc of America Funding Trust 4.085% due 05/20/2036 ^«~		5	5
Banc of America Mortgage Trust
3.606% due 11/20/2046 ^~		3	3
6.000% due 10/25/2036 ^«		9	7

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	7	7
Benchmark Mortgage Trust 3.626% due 09/15/2048 ~	865	747
Chase Home Lending Mortgage Trust 3.500% due 06/25/2062 ~	1,656	1,467
Chase Mortgage Finance Trust 4.235% due 09/25/2036 ^«~	18	16
CIM Trust 5.000% due 05/25/2062 ~	1,521	1,473
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^«	80	42
6.000% due 02/25/2037 ^	49	20
6.250% due 12/25/2036 ^•	20	9
Countrywide Home Loan Mortgage Pass-Through Trust 5.934% due 07/25/2037 ^«•	14	4
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^	28	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^	309	86
Credit Suisse Mortgage Capital Certificates 3.695% due 12/29/2037 ~	106	57
Credit Suisse Mortgage Capital Trust 3.904% due 04/25/2062 ~	1,494	1,374
DBGS Mortgage Trust 8.097% due 10/15/2036 •	900	495
First Horizon Alternative Mortgage Securities Trust 5.454% due 06/25/2036 ^~	110	85
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^	2	2
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~	38	28
JP Morgan Chase Commercial Mortgage Securities Trust
7.235% due 10/05/2040	400	395
7.962% due 11/15/2038 •	967	940
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^	81	30
Legacy Mortgage Asset Trust 7.183% due 01/28/2070 •	116	116
Merrill Lynch Mortgage Investors Trust 3.716% due 03/25/2036 ^~	9	5
MFA Trust 4.400% due 03/25/2068 þ	1,536	1,441
Morgan Stanley Capital Trust 7.644% due 07/15/2035 •	977	951
OBX Trust 6.284% due 04/25/2048 •	16	16
Residential Accredit Loans, Inc. Trust
5.500% due 03/25/2037 ^	207	154
6.234% due 10/25/2045 «•	43	35
6.250% due 03/25/2037 ^	18	14
Structured Adjustable Rate Mortgage Loan Trust 4.397% due 10/25/2036 ^~	1,147	636
Wells Fargo Alternative Loan Trust 5.338% due 07/25/2037 ^~	415	369
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	392	383
WSTN Trust 6.518% due 07/05/2037 ~	500	488

Total United States		11,950

Total Non-Agency Mortgage-Backed Securities (Cost $17,065)		15,887

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	14	14
7.350% due 07/01/2035	4	5

Total Illinois		19

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	42	22

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(c)	100	25

Total Puerto Rico		47

Total Municipal Bonds & Notes (Cost $74)		66

	SHARES
PREFERRED STOCKS 0.8%
BRAZIL 0.6%
ENERGY 0.5%
Petroleo Brasileiro SA	116,600	804

MATERIALS 0.1%
Gerdau SA	25,100	120

Total Brazil		924

GERMANY 0.1%
INDUSTRIALS 0.1%
Bayerische Motoren Werke AG	1,414	132

Total Germany		132

UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	157

Total United Kingdom		157

Total Preferred Stocks (Cost $1,125)		1,213

REAL ESTATE INVESTMENT TRUSTS 4.9%
UNITED STATES 4.9%
REAL ESTATE 4.9%
Apartment Income REIT Corp.	12,413	381
Apple Hospitality REIT, Inc.	30,849	473
Boston Properties, Inc.	6,266	373
CareTrust REIT, Inc.	10,401	213
CBL & Associates Properties, Inc.	39	1
Cousins Properties, Inc.	8,925	182
Crown Castle, Inc.	2,900	267
Digital Realty Trust, Inc.	4,114	498
EPR Properties	9,285	386
Equity Residential	3,882	228
Gaming & Leisure Properties, Inc.	13,604	620
Healthcare Realty Trust, Inc.	19,391	296
Healthpeak Properties, Inc.	14,148	260
Highwoods Properties, Inc.	15,546	320
Kilroy Realty Corp.	8,823	279
Macerich Co.	14,123	154
National Storage Affiliates Trust	10,935	347
Park Hotels & Resorts, Inc.	38,425	473
Simon Property Group, Inc.	6,425	694
Spirit Realty Capital, Inc.	6,569	220
Uniti Group, Inc.	28	0
VICI Properties, Inc.	34,111	992
WP Carey, Inc.	5,853	317

		7,974

Total Real Estate Investment Trusts (Cost $8,811)		7,974

RIGHTS 0.0%
LUXEMBOURG 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	348	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Rights (Cost $0)			3

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
ARGENTINA 0.2%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$299	82
1.000% due 07/09/2029		31	9
3.500% due 07/09/2041 þ		196	51
3.625% due 07/09/2035 þ		373	91
4.250% due 01/09/2038 þ		269	79
15.500% due 10/17/2026	ARS	1,226	0
Autonomous City of Buenos Aires 116.492% (BADLARPP + 3.250%) due 03/29/2024 ~		3,481	5
Provincia de Buenos Aires 105.742% due 04/12/2025		389	0

Total Argentina			317

MEXICO 0.1%
Mexico Government International Bond 2.750% due 11/27/2031 (g)	MXN	4,094	197

Total Mexico			197

PERU 0.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	4	1
6.900% due 08/12/2037		5	1
6.950% due 08/12/2031		2	1

Total Peru			3

ROMANIA 0.2%
Romania Government International Bond 5.500% due 09/18/2028	EUR	200	210

Total Romania			210

SOUTH AFRICA 0.3%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	9,600	522

Total South Africa			522

TURKEY 0.2%
Turkey Government International Bond
4.250% due 03/13/2025		$200	191
5.250% due 03/13/2030		200	167

Total Turkey			358

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2	0
7.650% due 04/21/2025 ^(c)		3	0
9.250% due 09/15/2027 ^(c)		44	5

Total Venezuela			5

Total Sovereign Issues (Cost $2,215)			1,612

U.S. GOVERNMENT AGENCIES 27.5%
UNITED STATES 27.5%
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053		399	387
Ginnie Mae, TBA
3.500% due 10/01/2053		100	88
4.500% due 11/01/2053		600	555
5.000% due 10/01/2053		300	284
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052		344	286
3.500% due 02/01/2050		29	26
4.000% due 08/01/2042 - 10/01/2042		101	92
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053		5,100	4,224
3.500% due 11/01/2053		4,000	3,443

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

4.000% due 10/01/2053		8,500	7,568
4.500% due 10/01/2053 - 11/01/2053		5,600	5,144
5.000% due 11/01/2053		4,700	4,436
5.500% due 11/01/2053		4,400	4,251
6.000% due 11/01/2053		7,600	7,497
6.500% due 11/01/2053		6,700	6,727

Total U.S. Government Agencies (Cost $45,929)			45,008

U.S. TREASURY OBLIGATIONS 10.4%
UNITED STATES 10.4%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	431
3.000% due 02/15/2049		1,133	829
4.375% due 08/15/2043		300	280
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024		2,163	2,113
0.125% due 10/15/2024 (l)		1,644	1,594
0.125% due 04/15/2025		385	367
0.125% due 07/15/2030		334	289
0.125% due 07/15/2031		2,429	2,064
0.125% due 02/15/2051		352	197
0.250% due 01/15/2025		355	341
0.250% due 07/15/2029 (l)		858	765
0.375% due 01/15/2027		40	38
0.375% due 07/15/2027		12	12
0.500% due 04/15/2024		982	965
0.625% due 01/15/2024		472	467
0.625% due 07/15/2032		631	550
0.750% due 07/15/2028		256	238
0.875% due 01/15/2029		420	390
1.000% due 02/15/2048		124	92
1.000% due 02/15/2049		121	90
1.375% due 07/15/2033		906	838
U.S. Treasury Notes
0.500% due 10/31/2027 (n)		100	85
0.625% due 11/30/2027		550	466
0.625% due 12/31/2027		220	186
0.750% due 01/31/2028 (n)		110	93
2.375% due 03/31/2029		2,800	2,493
4.000% due 10/31/2029		800	773

Total U.S. Treasury Obligations (Cost $19,022)			17,046

		SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		132	0

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		296	3

Total Warrants (Cost $53)			3

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (j) 0.6%			989

		PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 2.1%
(0.168)% due 10/16/2023 - 12/25/2023 (e)(f)	JPY	510,000	3,414

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

ARGENTINA TREASURY BILLS 0.0%
63.351% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	24,898	34

Total Short-Term Instruments (Cost $4,518)			4,437

Total Investments in Securities (Cost $204,484)			200,113

		SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III		662,838	6,443

Total Short-Term Instruments (Cost $6,435)			6,443

Total Investments in Affiliates (Cost $6,435)			6,443

Total Investments 126.3% (Cost $210,919)			$206,556
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(722))			(93)
Other Assets and Liabilities, net (26.2)%			(42,946)

Net Assets 100.0%			$163,517

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Security is not accruing income as of the date of this report.
(d)								Security did not produce income within the last twelve months.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat Emergence SA						06/19/2017 - 07/03/2023		$208	$77	0.05%
Neiman Marcus Group Ltd. LLC						09/25/2020		36	153	0.09
Westmoreland Mining Holdings						03/26/2019		0	1	0.00
Westmoreland Mining LLC						06/30/2023		1	0	0.00

								$245	$231	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$989	U.S. Treasury Notes 5.000% due 08/31/2025			$(1,009)	$989	$989

Total Repurchase Agreements								$(1,009)	$989	$989

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
United States (0.3)%
Uniform Mortgage-Backed Security, TBA						4.500%	10/01/2053	$300	$(282)	$(276)
Ginnie Mae, TBA						5.500%	10/01/2053	300	(295)	(291)

Total Short Sales (0.3)%									$(577)	$(567)

(1)								Includes accrued interest.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures					$107.000	10/27/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures					110.000	10/27/2023	1	1	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	2	5	(4)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	2	5	(4)	(8)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2	5	(4)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2	5	(4)	(8)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	3	8	(6)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	1	3	(2)	(5)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	1	3	(1)	(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	0

Total Written Options	$(27)	$(26)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2023	5	$1,183	$(18)	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2023	1	203	(1)	0	0
U.S. Treasury 5-Year Note December Futures	12/2023	4	421	(4)	1	0
U.S. Treasury 10-Year Note December Futures	12/2023	119	12,859	(221)	24	0

$(244)	$25	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2	$(473)	$14	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(239)	6	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(240)	5	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(474)	14	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(479)	10	0	0
3-Month SOFR Active Contract March Futures	06/2024	3	(710)	21	0	0
3-Month SOFR Active Contract March Futures	06/2025	1	(239)	5	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(475)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	5	0	0
Australia Government 10-Year Bond December Futures	12/2023	18	(1,296)	35	11	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	14	(1,562)	33	0	(3)
U.S. Treasury Long-Term Bond December Futures	12/2023	9	(1,024)	38	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	4	(475)	26	0	(2)

$229	$11	$(8)

Total Futures Contracts	$(15)	$36	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$600	$(5)	$4	$(1)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	200	2	(2)	0	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.002	200	24	(4)	20	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468	600	52	2	54	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813	500	11	(8)	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	250	0	0	0	0	0

$84	$(8)	$76	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$9	$(12)	$0	$(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		600	(30)	(3)	(33)	0	(1)
CDX.HY-40 5-Year Index		5.000	Quarterly	06/20/2028		2,300	1	39	40	0	(5)
CDX.HY-41 5-Year Index		5.000	Quarterly	12/20/2028		3,900	36	2	38	0	(9)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		2,200	28	(1)	27	0	0

							$14	$46	$60	$0	$(16)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	1,200	$(37)	$9	$(28)	$6	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	41	45	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	46	111	157	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		150,000	2	39	41	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		90,000	26	63	89	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		10,000	0	8	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		$10,300	(26)	(62)	(88)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		400	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		27,940	(44)	(52)	(96)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		16,380	(10)	1	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		600	(3)	(6)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		300	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		1,400	(7)	(12)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		800	(4)	(7)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		3,100	(113)	230	117	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,200	0	87	87	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	44	44	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		14,420	(42)	(147)	(189)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		8,480	12	(55)	(43)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,200	15	55	70	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	46	46	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		100	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		1,000	9	105	114	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		2,300	(188)	306	118	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		170	1	5	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		100	(2)	13	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	14	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(11)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(11)	(11)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(11)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	57	57	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(254)	(260)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(21)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	132	132	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(488)	(501)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	0	(20)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	18	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(61)	(68)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	9	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(55)	(55)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	15	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(218)	(285)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	897	478	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	113	115	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(71)	(62)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,370	(1)	35	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	9	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(28)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(31)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	38	56	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	24	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	23	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	45	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	84	204	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	71	49	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	47	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	24	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(96)	560	464	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	167	202	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	28	28	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	1,460	10	55	65	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	468	642	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(116)	(165)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	21	21	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	0	21	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(36)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(74)	(76)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(36)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(27)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(23)	(31)	(54)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	42	77	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	164	410	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	368	431	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	225	194	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(16)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	67	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	(1)	(2)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	(1)	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049	100	(22)	61	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049	100	(21)	61	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049	900	(269)	571	302	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(24)	62	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	100	(15)	59	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	500	(89)	299	210	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	(44)	176	132	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	600	(183)	385	202	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	400	38	162	200	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(46)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(399)	(406)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	43	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(10)	(11)	1	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/02/2026		500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.865	Maturity	01/02/2026		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.905	Maturity	01/02/2026		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.018	Maturity	01/02/2026		1,000	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2026		900	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	10.070	Maturity	01/02/2026		900	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	9.961	Maturity	01/04/2027		700	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.004	Maturity	01/04/2027		800	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	10.053	Maturity	01/04/2027		1,500	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	10.101	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(646)	(163)	0	(5)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	11	2	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	(14)	(17)	0	(7)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	800	(2)	(5)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		400	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		600	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		400	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		300	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		800	(2)	174	172	0	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(84)	(76)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	(1)	(1)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,000	10	19	29	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	103	112	0	(5)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		8,800	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		3,700	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		3,600	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(32)	(23)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(118)	(83)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(260)	(163)	3	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	32	10	0	(1)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	126	40	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	13	5	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	8	3	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	22	7	0	(1)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	21	6	0	(1)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		1,300	(1)	(3)	(4)	0	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		2,300	0	(6)	(6)	1	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		3,000	0	(8)	(8)	1	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		1,500	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		4,600	0	(11)	(11)	1	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		1,600	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		300	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		900	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		1,300	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	2	5	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		2,900	12	7	19	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		700	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		1,700	0	4	4	0	(1)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(5)	(3)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	15	6	0	0
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	1	(19)	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(18)	(18)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(16)	(16)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(13)	(14)	1	0

							$(608)	$3,555	$2,947	$65	$(91)

Total Swap Agreements							$(510)	$3,593	$3,083	$66	$(107)

(l)

Securities with an aggregate market value of $879 and cash of $1,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin liability of $(5) for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		03/2024		CNH	1,648		$229		$1		$0
BOA		11/2023			$81		BRL	405	0		(1)
		11/2023			2		CLP	1,340	0		0
		11/2023		ZAR	134		$7		0		0
		12/2023		JPY	88,700		612		11		0
		12/2023		KRW	110,299		83		1		0
		12/2023		TWD	2,158		68		1		0
		12/2023			$96		INR	7,959	0		0
		03/2024		CNH	2,640		$365		0		(1)
		03/2024		IDR	78,103		5		0		0
BPS		10/2023		EUR	165		176		2		0
		10/2023		PEN	11		3		0		0
		10/2023			$1,106		EUR	1,044	0		(3)
		10/2023			3,953		GBP	3,250	12		0
		10/2023			193		JPY	28,000	0		(6)
		10/2023		ZAR	4,516		$243		4		0
		11/2023		CAD	2,323		1,733		22		0
		11/2023		EUR	1,044		1,108		3		0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

	11/2023	GBP	3,250		3,954	0	(13)
	11/2023	KRW	67,480		50	0	0
	11/2023	TWD	358		11	0	0
	12/2023	KRW	193,216		146	2	0
	12/2023	TWD	5		0	0	0
	03/2024	CNH	1,605		223	1	0
	03/2024		$130	IDR	1,987,616	0	(1)
BRC	10/2023	JPY	20,000		$145	11	0
	12/2023		168,000		1,157	20	0
	12/2023	TWD	2,185		69	1	0
CBK	10/2023	BRL	675		135	1	0
	10/2023	MXN	1,995		115	0	0
	10/2023	PEN	33		9	0	0
	10/2023		$141	BRL	675	0	(7)
	10/2023		22	ZAR	392	0	(1)
	11/2023	CAD	331		$246	2	0
	11/2023	CLP	176,856		206	8	0
	11/2023	PEN	713		192	4	0
	11/2023		$213	PEN	791	0	(4)
	12/2023	JPY	33,300		$229	4	0
	12/2023	MXN	249		14	0	0
	12/2023	TWD	3,079		97	1	0
	12/2023		$1	MXN	18	0	0
DUB	10/2023	JPY	51,032		$343	2	0
	11/2023		70,000		484	13	0
	11/2023		$343	JPY	50,790	0	(2)
	12/2023	KRW	73,539		$55	1	0
	12/2023		$209	CLP	187,490	0	0
	03/2024	CNH	1,532		$213	1	0
	03/2024		$100	IDR	1,539,672	0	(1)
FAR	10/2023	BRL	1,448		$298	10	0
	10/2023		$289	BRL	1,448	0	(1)
	11/2023		298		1,454	0	(10)
GLM	10/2023	MXN	5,341		$309	3	0
	11/2023	TWD	2,154		68	1	0
	11/2023		$2,364	BRL	11,855	0	(16)
	12/2023		789	MXN	13,696	0	(13)
	03/2024	CNH	718		$99	0	0
	03/2024		$40	IDR	613,822	0	0
IND	11/2023	JPY	100,000		$693	18	0
JPM	10/2023		$498	MXN	8,741	3	0
	11/2023		0		5	0	0
	12/2023	TWD	14,582		$461	7	0
	12/2023		$234	INR	19,414	0	(1)
MBC	10/2023	EUR	879		$950	21	0
	10/2023	GBP	3,250		4,077	111	0
	10/2023	JPY	30,000		220	19	0
	10/2023		$41	EUR	39	0	0
	10/2023	ZAR	117		$6	0	0
	02/2024	CNY	224		31	0	0
	03/2024	TWD	5,078		161	1	0
MYI	10/2023	ZAR	122		6	0	0
	11/2023	TWD	1,030		33	0	0
	11/2023		$219	JPY	32,479	0	(1)
	12/2023	KRW	322,734		$243	4	0
	12/2023	TWD	1,593		51	1	0
	03/2024	CNH	1,573		218	1	0
	03/2024		$345	IDR	5,314,916	0	(3)
NGF	10/2023	JPY	186,726		$1,256	7	0
	11/2023		$1,256	JPY	185,841	0	(7)
	12/2023		339	INR	27,977	0	(4)
	03/2024	TWD	2,802		$89	1	0
RBC	10/2023		$1,672	JPY	242,305	0	(50)
	11/2023	CAD	60		$45	0	0
SCX	10/2023	BRL	476		95	0	0
	10/2023		$100	BRL	476	0	(5)
	12/2023	TWD	2,865		$91	1	0
	12/2023		$120	INR	10,036	0	0
	12/2023		0	KRW	59	0	0
	03/2024	CNH	1,544		$213	0	0
	03/2024		$26	IDR	400,581	0	0
SSB	10/2023		61	BRL	294	0	(2)
	12/2023		18	INR	1,486	0	0
UAG	10/2023	AUD	15		$9	0	0
	10/2023		$42	ZAR	803	1	0
	12/2023	KRW	76,964		$58	1	0

Total Forward Foreign Currency Contracts						$340	$(153)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	200	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	200	(1)	(3)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	100	0	0
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	100	0	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	100	(1)	(2)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	200	(1)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(2)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(3)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	100	(1)	(2)

							$(50)	$(81)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		$95.438	10/05/2023	$	500	$(3)	$(6)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Written Options								$(53)		$(87)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.290%	$40	$(1)	$1	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	300	(5)	7	2	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	200	(3)	4	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	100	(9)	6	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	100	(1)	2	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	100	(11)	10	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	100	(2)	1	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	300	(3)	0	0	(3)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	200	(9)	3	0	(6)

							$(45)	$36	$5	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$4,000	$(85)	$57	$0	$(28)
MYC	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	5,700	(2)	(111)	0	(113)

							$(87)	$(54)	$0	$(141)

Total Swap Agreements							$(132)	$(18)	$5	$(155)

(n)

Securities with an aggregate market value of $92 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$2,213	$0	$2,213
United States	0	17,948	20	17,968
Loan Participations and Assignments
Luxembourg	0	50	0	50
United Kingdom	0	0	266	266
United States	0	989	223	1,212
Common Stocks
Australia
Consumer Staples	0	205	0	205
Materials	0	2,439	0	2,439
Austria
Financials	0	289	0	289
Belgium
Financials	0	215	0	215
Brazil
Consumer Staples	300	0	0	300
Energy	685	0	0	685
Financials	300	0	0	300
Materials	811	0	0	811
Canada
Financials	327	0	0	327
China
Energy	0	368	0	368
Financials	0	1,874	0	1,874
Health Care	0	114	0	114
Industrials	0	125	0	125
Information Technology	0	178	0	178
Czech Republic
Utilities	163	0	0	163
Denmark
Industrials	0	129	0	129
France
Financials	0	1,435	0	1,435
Industrials	0	1,743	0	1,743
Utilities	0	559	0	559
Germany
Consumer Discretionary	0	272	0	272
Industrials	0	240	0	240
Materials	0	273	0	273
Greece
Consumer Discretionary	0	110	0	110
Indonesia
Communication Services	0	120	0	120
Financials	0	114	0	114
Industrials	0	194	0	194
Ireland
Materials	752	0	0	752
Italy
Financials	0	1,211	0	1,211
Utilities	0	406	0	406
Japan
Communication Services	0	794	0	794
Consumer Discretionary	0	574	0	574
Consumer Staples	0	783	0	783
Health Care	0	650	0	650
Industrials	0	1,306	0	1,306
Information Technology	0	137	0	137
Luxembourg
Financials	0	0	77	77
Industrials	0	0	58	58
Mexico
Consumer Staples	112	0	0	112
Materials	361	0	0	361
Netherlands
Consumer Discretionary	0	1,041	0	1,041
Financials	0	308	0	308
Information Technology	498	0	0	498
Norway
Energy	0	424	0	424
Poland
Energy	0	191	0	191
Financials	0	136	0	136
Portugal
Consumer Staples	0	155	0	155
Singapore
Industrials	0	158	0	158
South Africa
Financials	0	604	0	604
Materials	0	106	0	106
South Korea
Consumer Discretionary	0	387	0	387
Financials	0	140	0	140
Spain
Consumer Discretionary	0	926	0	926

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Financials	0	1,186	0	1,186
Industrials	0	164	0	164
Utilities	0	217	0	217
Sweden
Industrials	0	267	0	267
Switzerland
Consumer Discretionary	197	0	0	197
Health Care	0	3,820	0	3,820
Materials	0	820	0	820
Taiwan
Information Technology	0	2,364	0	2,364
Turkey
Consumer Staples	0	120	0	120
United Kingdom
Consumer Staples	0	1,011	0	1,011
Financials	0	884	0	884
Industrials	0	910	0	910
Materials	0	880	0	880
United States
Communication Services	1,192	0	16	1,208
Consumer Discretionary	808	0	0	808
Consumer Staples	7,775	0	0	7,775
Energy	2,760	0	0	2,760
Financials	4,236	0	0	4,236
Health Care	9,596	0	0	9,596
Industrials	3,130	0	154	3,284
Information Technology	6,988	0	0	6,988
Materials	282	0	0	282
Utilities	0	0	1	1
Corporate Bonds & Notes
Bermuda
Industrials	0	2	0	2
Brazil
Industrials	0	1	0	1
Cayman Islands
Banking & Finance	0	3	0	3
France
Banking & Finance	0	785	0	785
Germany
Banking & Finance	0	161	0	161
Ireland
Industrials	0	287	0	287
Italy
Banking & Finance	0	370	0	370
Japan
Industrials	0	749	0	749
Luxembourg
Industrials	0	185	0	185
Utilities	0	26	0	26
Peru
Banking & Finance	0	25	0	25
Switzerland
Banking & Finance	0	1,144	0	1,144
United Kingdom
Banking & Finance	0	1,457	0	1,457
Industrials	0	356	0	356
United States
Banking & Finance	0	292	0	292
Industrials	0	2,153	0	2,153
Utilities	0	1,484	0	1,484
Venezuela
Industrials	0	20	0	20
Non-Agency Mortgage-Backed Securities
Ireland	0	600	0	600
United Kingdom	0	3,337	0	3,337
United States	0	11,841	109	11,950
Municipal Bonds & Notes
Illinois	0	19	0	19
Puerto Rico	0	47	0	47
Preferred Stocks
Brazil
Energy	804	0	0	804
Materials	120	0	0	120
Germany
Industrials	0	132	0	132
United Kingdom
Banking & Finance	0	157	0	157
Real Estate Investment Trusts
United States
Real Estate	7,974	0	0	7,974
Rights
Luxembourg
Industrials	0	0	3	3
Sovereign Issues
Argentina	0	317	0	317
Mexico	0	197	0	197

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2023 (Unaudited)

Peru	0	3	0	3
Romania	0	210	0	210
South Africa	0	522	0	522
Turkey	0	358	0	358
Venezuela	0	5	0	5
U.S. Government Agencies
United States	0	45,008	0	45,008
U.S. Treasury Obligations
United States	0	17,046	0	17,046
Warrants
Luxembourg
Industrials	0	0	3	3
Short-Term Instruments
Repurchase Agreements	0	989	0	989
Japan Treasury Bills	0	3,414	0	3,414
Argentina Treasury Bills	0	34	0	34

	$50,171	$149,012	$930	$200,113
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,443	$0	$0	$6,443

Total Investments	$56,614	$149,012	$930	$206,556

Short Sales, at Value - Liabilities
U.S. Government Agencies
United States	$0	(567)	$0	$(567)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	91	0	102
Over the counter	0	345	0	345

	$11	$436	$0	$447
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(141)	0	(141)
Over the counter	0	(395)	0	(395)

	$0	$(536)	$0	$(536)

Total Financial Derivative Instruments	$11	$(100)	$0	$(89)

Totals	$56,625	$148,345	$930	$205,900

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤

COMMON STOCKS 99.2%
BRAZIL 2.7%
CONSUMER DISCRETIONARY 0.1%
Cogna Educacao SA (b)	2,102,900	$1,113

CONSUMER STAPLES 0.3%
Natura & Co. Holding SA (b)	1,286,000	3,725

ENERGY 0.2%
Ultrapar Participacoes SA	785,365	2,929

FINANCIALS 1.8%
Banco do Brasil SA	1,193,840	11,206
Cielo SA	18,495,145	12,915

		24,121

INDUSTRIALS 0.3%
CCR SA	69,900	179
Embraer SA (b)	1,355,585	4,644

		4,823

Total Brazil		36,711

CHILE 0.7%
COMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones SA	66,893	225

CONSUMER STAPLES 0.4%
Cencosud SA	2,102,991	3,988
Cia Cervecerias Unidas SA	139,270	884

		4,872

FINANCIALS 0.0%
Banco Santander Chile	2,186,021	101

UTILITIES 0.3%
Colbun SA	5,440,849	741
Enel Americas SA (b)	2,662,095	306
Enel Chile SA	48,994,866	2,977

		4,024

Total Chile		9,222

CHINA 27.9%
COMMUNICATION SERVICES 1.0%
China Tower Corp. Ltd. 'H'	9,958,000	951
China United Network Communications Ltd. 'A'	9,457,100	6,389
NetEase, Inc.	14,142	1,417
Tencent Music Entertainment Group ADR (b)	696,800	4,446

		13,203

CONSUMER DISCRETIONARY 2.3%
BAIC Motor Corp. Ltd. 'H'	8,891,000	2,681
Dongfeng Motor Group Co. Ltd. 'H'	1,134,000	446
Huayu Automotive Systems Co. Ltd. 'A'	79,000	203
SAIC Motor Corp. Ltd. 'A'	398,900	812
Topsports International Holdings Ltd.	3,498,000	2,645

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Vipshop Holdings Ltd. (b)	1,507,854	24,141
Wuchan Zhongda Group Co. Ltd. 'A'	694,900	452

		31,380

CONSUMER STAPLES 0.1%
Hengan International Group Co. Ltd.	173,500	552
Tingyi Cayman Islands Holding Corp.	452,000	632
Uni-President China Holdings Ltd.	221,000	155

		1,339

ENERGY 6.4%
China Petroleum & Chemical Corp. 'H'	74,600,400	40,574
China Shenhua Energy Co. Ltd. 'H'	3,240,500	10,486
PetroChina Co. Ltd. 'H'	47,164,000	35,346

		86,406

FINANCIALS 13.5%
Agricultural Bank of China Ltd. 'H'	26,437,000	9,831
Bank of Beijing Co. Ltd. 'A'	860,100	546
Bank of China Ltd. 'H'	105,922,000	36,901
Bank of Communications Co. Ltd. 'H'	999,000	603
Bank of Shanghai Co. Ltd. 'A'	319,900	270
China Cinda Asset Management Co. Ltd. 'H'	28,955,000	2,909
China CITIC Bank Corp. Ltd. 'H'	2,562,000	1,189
China Construction Bank Corp. 'H'	107,270,000	60,302
China Everbright Bank Co. Ltd. 'H'	1,717,000	514
China Minsheng Banking Corp. Ltd. 'H'	3,028,000	1,034
China Pacific Insurance Group Co. Ltd. 'A'	1,388,200	3,456
Industrial & Commercial Bank of China Ltd. 'H'	59,526,000	28,551
People's Insurance Co. Group of China Ltd. 'H'	5,182,000	1,854
PICC Property & Casualty Co. Ltd. 'H'	6,852,000	8,774
Ping An Insurance Group Co. of China Ltd. 'H'	4,303,500	24,408
Shanghai Pudong Development Bank Co. Ltd. 'A'	318,000	310

		181,452

HEALTH CARE 1.0%
China Resources Pharmaceutical Group Ltd.	5,347,500	3,543
CSPC Pharmaceutical Group Ltd.	818,000	598
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	332,000	517
Sinopharm Group Co. Ltd. 'H'	3,218,400	9,331

		13,989

INDUSTRIALS 1.6%
China Communications Services Corp. Ltd. 'H'	5,884,000	2,469
China State Construction Engineering Corp. Ltd. 'A'	3,559,800	2,704
CITIC Ltd.	3,964,000	3,628
CRRC Corp. Ltd. 'H'	10,973,000	5,288
Daqin Railway Co. Ltd. 'A'	636,200	635
Fosun International Ltd.	193,000	121
Guangshen Railway Co. Ltd. 'H'	1,062,000	234
Metallurgical Corp. of China Ltd. 'H'	755,000	159
Sinopec Engineering Group Co. Ltd. 'H'	2,894,500	1,301
Sinotrans Ltd. 'H'	1,569,000	572
Sinotruk Hong Kong Ltd.	1,436,000	2,762
Weichai Power Co. Ltd. 'H'	953,000	1,292
Xiamen ITG Group Corp. Ltd. 'A'	524,900	567

		21,732

INFORMATION TECHNOLOGY 1.5%
AAC Technologies Holdings, Inc.	922,000	1,572
BYD Electronic International Co. Ltd.	561,500	2,551
FIH Mobile Ltd. (b)	10,077,000	859
Lenovo Group Ltd.	15,586,000	15,981

		20,963

MATERIALS 0.3%
Angang Steel Co. Ltd. 'H'	4,318,000	1,077
Baoshan Iron & Steel Co. Ltd. 'A'	764,400	639
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	10,616,000	1,500
Xinyu Iron & Steel Co. Ltd. 'A'	464,000	261

		3,477

REAL ESTATE 0.2%
Agile Group Holdings Ltd.	1,870,000	221
Guangzhou R&F Properties Co. Ltd. 'H' (b)(d)	2,261,400	362
Jinke Properties Group Co. Ltd. 'A'	3,891,800	934
Shui On Land Ltd.	7,148,000	647

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Sino-Ocean Group Holding Ltd. (d)	3,329,000	192

		2,356

Total China		376,297

GREECE 1.0%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	125,072	1,824

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	19,922	548

ENERGY 0.1%
Motor Oil Hellas Corinth Refineries SA	70,654	1,788

FINANCIALS 0.6%
Alpha Services & Holdings SA (b)	1,379,635	1,825
National Bank of Greece SA (b)	512,753	2,887
Piraeus Financial Holdings SA (b)	849,180	2,506

		7,218

INDUSTRIALS 0.1%
Mytilineos SA	30,027	1,105

UTILITIES 0.0%
Public Power Corp. SA (b)	28,644	287

Total Greece		12,770

HONG KONG 1.3%
FINANCIALS 0.1%
China Taiping Insurance Holdings Co. Ltd.	768,800	761

INDUSTRIALS 0.1%
Shanghai Industrial Holdings Ltd.	713,000	894
Shenzhen International Holdings Ltd.	382,000	235

		1,129

REAL ESTATE 0.1%
Poly Property Group Co. Ltd.	1,049,000	238
Shenzhen Investment Ltd.	1,528,000	244
Yuexiu Property Co. Ltd.	380,000	437

		919

UTILITIES 1.0%
Beijing Enterprises Holdings Ltd.	194,500	669
China Resources Power Holdings Co. Ltd.	3,282,000	6,245
Kunlun Energy Co. Ltd.	8,932,000	7,686

		14,600

Total Hong Kong		17,409

INDIA 17.5%
COMMUNICATION SERVICES 0.1%
Indus Towers Ltd. (b)	373,041	860
Zee Entertainment Enterprises Ltd.	76,113	242

		1,102

CONSUMER DISCRETIONARY 1.2%
Apollo Tyres Ltd.	484,758	2,148
Bajaj Auto Ltd.	22,770	1,385
Hero MotoCorp Ltd.	121,997	4,483
Mahindra & Mahindra Ltd.	355,305	6,635
Rajesh Exports Ltd.	311,159	1,878

		16,529

CONSUMER STAPLES 1.1%
ITC Ltd.	2,725,679	14,563

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

ENERGY 3.7%
Bharat Petroleum Corp. Ltd.	709,847	2,961
Coal India Ltd.	2,304,016	8,172
Hindustan Petroleum Corp. Ltd. (b)	1,560,715	4,791
Indian Oil Corp. Ltd.	11,027,379	12,061
Oil & Natural Gas Corp. Ltd.	6,812,397	15,683
Oil India Ltd.	960,697	3,450
Petronet LNG Ltd.	1,001,676	2,887

		50,005

FINANCIALS 4.2%
Bank of Baroda	581,585	1,493
Bank of India	2,120,714	2,785
Canara Bank	494,908	2,234
General Insurance Corp. of India	430,740	1,166
Housing & Urban Development Corp. Ltd.	857,088	945
IIFL Finance Ltd.	21,123	151
Indiabulls Housing Finance Ltd. 'L'	5,468,178	12,183
Indian Bank	113,157	576
Jammu & Kashmir Bank Ltd.	331,728	420
Power Finance Corp. Ltd.	3,231,987	9,786
Power Finance Corp. Ltd. «(b)	807,997	2,451
Punjab National Bank	3,450,568	3,321
RBL Bank Ltd.	1,271,243	3,859
REC Ltd.	2,955,920	10,211
State Bank of India	378,942	2,722
Union Bank of India Ltd.	1,180,206	1,505

		55,808

HEALTH CARE 0.4%
Aurobindo Pharma Ltd.	196,196	2,156
Glenmark Pharmaceuticals Ltd.	257,024	2,644
Lupin Ltd.	81,237	1,144

		5,944

INDUSTRIALS 1.1%
Bharat Heavy Electricals Ltd.	5,550,132	8,726
Larsen & Toubro Ltd.	129,724	4,713
Rail Vikas Nigam Ltd.	490,016	996

		14,435

INFORMATION TECHNOLOGY 0.2%
Oracle Financial Services Software Ltd.	17,227	850
Redington Ltd.	974,177	1,810

		2,660

MATERIALS 3.7%
Ambuja Cements Ltd.	103,596	528
Chambal Fertilisers & Chemicals Ltd.	100,126	333
EID Parry India Ltd.	101,448	637
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	177,756	1,307
Jindal Saw Ltd.	384,252	1,600
Jindal Steel & Power Ltd.	846,314	7,117
National Aluminium Co. Ltd.	7,923,158	9,231
NMDC Ltd.	541,925	962
Rain Industries Ltd.	76,216	150
Steel Authority of India Ltd.	5,097,040	5,738
Tata Steel Ltd.	3,635,243	5,623
Vedanta Ltd.	6,251,151	16,663

		49,889

UTILITIES 1.8%
GAIL India Ltd.	2,932,934	4,386
Jaiprakash Power Ventures Ltd. (b)	11,598,410	1,427
NHPC Ltd.	1,235,210	784
NLC India Ltd.	180,141	292
NTPC Ltd.	3,154,775	9,312
Power Grid Corp. of India Ltd.	742,758	1,783
PTC India Ltd.	1,092,006	1,746
Reliance Infrastructure Ltd. (b)	1,064,830	2,216

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Reliance Power Ltd. (b)	9,923,194	2,293

		24,239

Total India		235,174

INDONESIA 3.2%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	10,166,600	2,465

CONSUMER STAPLES 0.2%
Gudang Garam Tbk PT	440,600	701
Hanjaya Mandala Sampoerna Tbk PT	13,049,500	730
Japfa Comfeed Indonesia Tbk PT	2,912,600	242
Unilever Indonesia Tbk PT	3,321,000	804

		2,477

ENERGY 1.0%
Adaro Energy Indonesia Tbk PT	25,744,300	4,735
AKR Corporindo Tbk PT	10,764,700	1,075
Bukit Asam Tbk PT	5,917,800	1,070
Indo Tambangraya Megah Tbk PT	2,542,600	4,767
United Tractors Tbk PT	1,319,700	2,408

		14,055

FINANCIALS 1.0%
Bank Mandiri Persero Tbk PT	26,292,700	10,234
Bank Negara Indonesia Persero Tbk PT	2,295,100	1,531
Bank Rakyat Indonesia Persero Tbk PT	5,118,500	1,728

		13,493

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	10,302,700	1,168

INDUSTRIALS 0.3%
Astra International Tbk PT	12,657,100	5,084

MATERIALS 0.2%
Indocement Tunggal Prakarsa Tbk PT	2,328,200	1,497
Semen Indonesia Persero Tbk PT	2,502,778	1,039

		2,536

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	27,238,600	2,419

Total Indonesia		43,697

MALAYSIA 1.8%
COMMUNICATION SERVICES 0.1%
Astro Malaysia Holdings Bhd.	1,735,600	170
Telekom Malaysia Bhd.	903,600	942

		1,112

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	1,640,400	1,455

ENERGY 0.0%
Petronas Dagangan Bhd.	127,700	609

FINANCIALS 0.7%
Alliance Bank Malaysia Bhd.	546,200	393
AMMB Holdings Bhd.	1,510,500	1,189
Hong Leong Financial Group Bhd.	83,200	314
Malayan Banking Bhd.	2,975,000	5,565
Public Bank Bhd.	1,160,000	1,002
RHB Bank Bhd.	833,800	964

		9,427

HEALTH CARE 0.1%
Hartalega Holdings Bhd.	1,190,000	504
Kossan Rubber Industries Bhd.	490,200	138
Supermax Corp. Bhd.	1,104,800	195

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Top Glove Corp. Bhd. (b)	6,575,400	1,083

		1,920

INDUSTRIALS 0.4%
Capital A Bhd. (b)	16,611,100	3,426
IJM Corp. Bhd.	2,110,500	835
MISC Bhd.	457,200	689
Sime Darby Bhd.	341,500	160

		5,110

UTILITIES 0.4%
Petronas Gas Bhd.	147,800	530
Tenaga Nasional Bhd.	1,561,900	3,322
YTL Corp. Bhd.	800,000	259
YTL Power International Bhd.	1,333,096	581

		4,692

Total Malaysia		24,325

MEXICO 3.3%
COMMUNICATION SERVICES 0.0%
Megacable Holdings SAB de CV	14,539	32

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (b)	3,123,100	600

CONSUMER STAPLES 0.3%
Gruma SAB de CV 'B'	57,431	984
Grupo Bimbo SAB de CV 'A'	391,475	1,887
Kimberly-Clark de Mexico SAB de CV 'A'	331,300	660

		3,531

FINANCIALS 0.2%
Grupo Financiero Inbursa SAB de CV (b)	1,329,998	2,615

INDUSTRIALS 0.3%
Alfa SAB de CV 'A'	5,687,941	3,701

MATERIALS 2.5%
Alpek SAB de CV	1,049,000	900
Cemex SAB de CV (b)	46,619,692	30,416
Orbia Advance Corp. SAB de CV	1,102,500	2,291

		33,607

Total Mexico		44,086

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	85,685	471

Total Netherlands		471

PHILIPPINES 0.4%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	82,640	1,714

ENERGY 0.1%
Semirara Mining & Power Corp.	2,076,100	1,280

INDUSTRIALS 0.2%
Alliance Global Group, Inc.	4,489,100	978
DMCI Holdings, Inc.	7,180,600	1,321

		2,299

UTILITIES 0.0%
Aboitiz Power Corp.	383,000	227

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Total Philippines		5,520

POLAND 1.1%
FINANCIALS 0.9%
Bank Polska Kasa Opieki SA	121,633	2,797
Powszechna Kasa Oszczednosci Bank Polski SA (b)	266,273	2,106
Powszechny Zaklad Ubezpieczen SA	604,648	5,711
Santander Bank Polska SA (b)	22,912	1,881

		12,495

UTILITIES 0.2%
PGE Polska Grupa Energetyczna SA (b)	1,365,186	2,335
Tauron Polska Energia SA (b)	157,675	129

		2,464

Total Poland		14,959

QATAR 0.0%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	67,621	199

Total Qatar		199

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(d)	290,070	0
Rostelecom PJSC «(b)(d)	341,490	0
Sistema PJSFC «	1,963,160	0

		0

CONSUMER STAPLES 0.0%
Magnit PJSC «(b)	11,659	0

ENERGY 0.0%
Gazprom PJSC «	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «(b)	23,863,615,853	24

		24

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
MMC Norilsk Nickel PJSC «	3,797	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO ^«(a)(b)	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «(b)	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0
Unipro PJSC «	3,938,000	0

		1

Total Russia		25

SAUDI ARABIA 0.2%
COMMUNICATION SERVICES 0.2%
Saudi Telecom Co.	290,120	2,910

CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	55,132	213

UTILITIES 0.0%
Saudi Electricity Co.	10,202	52

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Total Saudi Arabia		3,175

SOUTH AFRICA 4.1%
COMMUNICATION SERVICES 0.7%
MTN Group Ltd.	957,584	5,707
MultiChoice Group	201,773	789
Telkom SA SOC Ltd. (b)	1,300,108	1,597
Vodacom Group Ltd.	319,580	1,785

		9,878

CONSUMER DISCRETIONARY 0.5%
Motus Holdings Ltd.	253,962	1,261
Truworths International Ltd. (d)	727,227	2,938
Woolworths Holdings Ltd.	523,122	1,874

		6,073

CONSUMER STAPLES 0.6%
AVI Ltd.	324,930	1,280
Bid Corp. Ltd.	50,394	1,124
Shoprite Holdings Ltd.	293,217	3,714
SPAR Group Ltd.	69,159	425
Tiger Brands Ltd.	250,029	2,030

		8,573

FINANCIALS 1.4%
Absa Group Ltd.	488,176	4,499
Momentum Metropolitan Holdings	2,066,329	2,157
Nedbank Group Ltd.	380,408	4,065
Old Mutual Ltd.	1,907,558	1,215
Standard Bank Group Ltd.	736,572	7,147

		19,083

HEALTH CARE 0.2%
Life Healthcare Group Holdings Ltd.	850,746	910
Netcare Ltd.	2,383,082	1,699

		2,609

INDUSTRIALS 0.2%
Barloworld Ltd.	296,077	1,358
Bidvest Group Ltd.	43,697	630

		1,988

MATERIALS 0.5%
Gold Fields Ltd.	323,650	3,508
Kumba Iron Ore Ltd.	26,458	635
Sappi Ltd.	345,961	805
Sibanye Stillwater Ltd.	1,555,620	2,388

		7,336

Total South Africa		55,540

SOUTH KOREA 13.2%
COMMUNICATION SERVICES 1.5%
KT Corp.	747,433	18,405
LG Uplus Corp.	221,353	1,700

		20,105

CONSUMER DISCRETIONARY 2.9%
Hankook Tire & Technology Co. Ltd.	85,622	2,505
Hyundai Department Store Co. Ltd.	2,790	131
Hyundai Mobis Co. Ltd.	27,959	4,976
Kia Corp.	200,343	12,059
LG Electronics, Inc.	219,097	16,348
Lotte Shopping Co. Ltd.	38,037	2,010
Shinsegae, Inc.	3,142	442

		38,471

CONSUMER STAPLES 0.6%
Amorepacific Group	39,152	883

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

KT&G Corp.	105,132	6,714

		7,597

FINANCIALS 1.1%
DB Insurance Co. Ltd.	69,015	4,573
Hanwha Life Insurance Co. Ltd.	1,332,409	2,813
Hyundai Marine & Fire Insurance Co. Ltd.	178,065	4,276
Samsung Card Co. Ltd.	66,938	1,509
Samsung Fire & Marine Insurance Co. Ltd.	5,180	996
Samsung Life Insurance Co. Ltd.	26,244	1,365

		15,532

INDUSTRIALS 2.4%
CJ Corp.	21,653	1,437
CJ Logistics Corp.	4,471	268
Daewoo Engineering & Construction Co. Ltd. (b)	256,340	798
DL E&C Co. Ltd.	12,588	290
Doosan Co. Ltd. (d)	11,787	987
GS Holdings Corp.	33,439	986
Hanwha Corp.	232,355	4,121
HDC Hyundai Development Co-Engineering & Construction	15,960	121
Hyundai Engineering & Construction Co. Ltd.	279,085	7,487
Hyundai Glovis Co. Ltd.	14,358	1,960
LS Corp.	19,679	1,477
LX International Corp.	128,035	2,704
Posco International Corp. (d)	164,266	8,630
SK Networks Co. Ltd.	267,164	1,207

		32,473

INFORMATION TECHNOLOGY 0.6%
LG Display Co. Ltd.	769,368	7,467

MATERIALS 3.3%
Kolon Industries, Inc.	24,929	843
Lotte Chemical Corp.	1,858	189
POSCO Holdings, Inc. (d)	110,774	43,642

		44,674

UTILITIES 0.8%
Korea Electric Power Corp.	781,724	10,393
Korea Gas Corp.	38,974	687

		11,080

Total South Korea		177,399

TAIWAN 13.1%
COMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	360,000	1,294

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	1,768,000	2,329
China Motor Corp.	1,145,000	3,461
Pou Chen Corp.	1,501,000	1,334

		7,124

CONSUMER STAPLES 0.4%
President Chain Store Corp.	157,308	1,279
Uni-President Enterprises Corp.	1,961,000	4,262

		5,541

FINANCIALS 0.1%
Shanghai Commercial & Savings Bank Ltd.	301,552	404

INFORMATION TECHNOLOGY 12.0%
Acer, Inc.	3,937,000	4,436
Asustek Computer, Inc.	674,337	7,673
AUO Corp.	3,885,000	1,974
Catcher Technology Co. Ltd.	1,003,000	5,676
Cheng Uei Precision Industry Co. Ltd.	110,000	139
Chicony Electronics Co. Ltd.	682,771	2,446
Compal Electronics, Inc.	13,123,000	12,505
Delta Electronics, Inc.	152,000	1,531
General Interface Solution Holding Ltd.	483,871	885
Gigabyte Technology Co. Ltd.	595,000	5,230
Hon Hai Precision Industry Co. Ltd.	4,091,316	13,187

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Inventec Corp.	6,052,000	9,227
Largan Precision Co. Ltd.	74,750	4,952
Lite-On Technology Corp.	2,323,419	8,772
Macronix International Co. Ltd.	202,000	198
Micro-Star International Co. Ltd.	293,000	1,491
Nanya Technology Corp.	1,058,000	2,156
Novatek Microelectronics Corp.	216,000	2,836
Pegatron Corp.	5,553,000	13,183
Powertech Technology, Inc.	752,000	2,367
Primax Electronics Ltd.	1,027,000	2,203
Qisda Corp.	384,000	533
Quanta Computer, Inc.	3,931,000	29,420
Radiant Opto-Electronics Corp.	449,000	1,711
Supreme Electronics Co. Ltd.	660,002	1,127
TPK Holding Co. Ltd.	107,000	112
Tripod Technology Corp.	334,000	1,995
Wistron Corp.	6,917,515	21,907
WPG Holdings Ltd.	904,320	1,699

		161,571

Total Taiwan		175,934

THAILAND 4.3%
COMMUNICATION SERVICES 0.0%
Jasmine International PCL (b)	3,221,200	184

ENERGY 0.3%
IRPC PCL	15,830,700	892
Star Petroleum Refining PCL	14,166,000	3,524

		4,416

FINANCIALS 3.7%
Kasikornbank PCL	2,452,600	8,465
Kiatnakin Phatra Bank PCL (d)	192,000	291
Krung Thai Bank PCL	10,031,475	5,222
SCB PCL	7,908,900	22,217
Thanachart Capital PCL	6,053,904	8,308
Tisco Financial Group PCL	1,509,100	4,089
TMBThanachart Bank PCL	20,728,600	977

		49,569

INFORMATION TECHNOLOGY 0.0%
Cal-Comp Electronics Thailand PCL 'F'	5,206,707	231

MATERIALS 0.1%
Siam City Cement PCL	126,300	463

REAL ESTATE 0.2%
Jasmine Broadband Internet Infrastructure Fund	2,134,600	396
Land & Houses PCL	2,811,300	601
Pruksa Holding PCL	767,800	269
Sansiri PCL	29,430,500	1,363

		2,629

Total Thailand		57,492

TURKEY 3.3%
CONSUMER DISCRETIONARY 0.1%
Tofas Turk Otomobil Fabrikasi AS	178,136	1,917

CONSUMER STAPLES 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	153,335	591
BIM Birlesik Magazalar AS	132,797	1,329

		1,920

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 2.7%
Haci Omer Sabanci Holding AS	5,662,757	12,318
Is Yatirim Menkul Degerler AS	6,650,831	9,858

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Turkiye Is Bankasi AS 'C'	15,170,529	14,207

		36,383

INDUSTRIALS 0.2%
AG Anadolu Grubu Holding AS	380,704	3,005

UTILITIES 0.1%
Enerjisa Enerji AS	940,136	1,771

		1,771

Total Turkey		44,996

UNITED ARAB EMIRATES 0.1%
FINANCIALS 0.1%
Dubai Islamic Bank PJSC	278,951	444
Emirates NBD Bank PJSC	90,066	437

		881

Total United Arab Emirates		881

Total Common Stocks (Cost $1,212,826)		1,336,282

PREFERRED STOCKS 0.6%
BRAZIL 0.5%
BANKING & FINANCE 0.3%
Banco do Estado do Rio Grande do Sul SA	1,460,300	3,576

MATERIALS 0.1%
Metalurgica Gerdau SA	464,700	1,031

UTILITIES 0.1%
Cia Energetica de Minas Gerais	632,508	1,562

Total Brazil		6,169

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	576,455	1,297

Total Chile		1,297

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	810	0

		0

Total Russia		0

Total Preferred Stocks (Cost $7,827)		7,466

REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion SA de CV	474,190	790

Total Mexico		790

SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Growthpoint Properties Ltd.	745,860	416

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Redefine Properties Ltd.	3,894,988	729

		1,145

Total South Africa		1,145

Total Real Estate Investment Trusts (Cost $2,347)		1,935

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.5%		6,744

Total Short-Term Instruments (Cost $6,744)		6,744

Total Investments in Securities (Cost $1,229,744)		1,352,427

INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
MUTUAL FUNDS 3.7%
PIMCO Government Money Market Fund 5.460% (c)(d)(e)	49,708,874	49,709

Total Short-Term Instruments (Cost $49,709)		49,709

Total Investments in Affiliates (Cost $49,709)		49,709

Total Investments 104.1% (Cost $1,279,453)		$1,402,136
Other Assets and Liabilities, net (4.1)%		(54,935)

Net Assets 100.0%		$1,347,201

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $46,902 were out on loan in exchange for $49,709 of cash collateral as of September 30, 2023.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$6,744	U.S. Treasury Notes 5.000% due 08/31/2025		$(6,879)	$6,744	$6,745

Total Repurchase Agreements							$(6,879)	$6,744	$6,745

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Brazil
	Consumer Discretionary				$1,113	$0	$0	$1,113
	Consumer Staples				3,725	0	0	3,725
	Energy				2,929	0	0	2,929
	Financials				24,121	0	0	24,121
	Industrials				4,823	0	0	4,823
Chile
	Communication Services				225	0	0	225
	Consumer Staples				3,988	884	0	4,872
	Financials				0	101	0	101
	Utilities				3,718	306	0	4,024
China
	Communication Services				5,863	7,340	0	13,203
	Consumer Discretionary				24,141	7,239	0	31,380
	Consumer Staples				787	552	0	1,339
	Energy				0	86,406	0	86,406
	Financials				0	181,452	0	181,452
	Health Care				0	13,989	0	13,989
	Industrials				0	21,732	0	21,732
	Information Technology				0	20,963	0	20,963
	Materials				0	3,477	0	3,477
	Real Estate				0	2,356	0	2,356
Greece
	Communication Services				0	1,824	0	1,824
	Consumer Discretionary				548	0	0	548
	Energy				1,788	0	0	1,788
	Financials				0	7,218	0	7,218
	Industrials				0	1,105	0	1,105
	Utilities				0	287	0	287
Hong Kong
	Financials				0	761	0	761
	Industrials				0	1,129	0	1,129
	Real Estate				0	919	0	919
	Utilities				0	14,600	0	14,600
India
	Communication Services				0	1,102	0	1,102
	Consumer Discretionary				0	16,529	0	16,529
	Consumer Staples				0	14,563	0	14,563

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

Energy	0	50,005	0	50,005
Financials	0	53,357	2,451	55,808
Health Care	0	5,944	0	5,944
Industrials	0	14,435	0	14,435
Information Technology	0	2,660	0	2,660
Materials	0	49,889	0	49,889
Utilities	1,746	22,493	0	24,239
Indonesia
Communication Services	0	2,465	0	2,465
Consumer Staples	1,431	1,046	0	2,477
Energy	4,767	9,288	0	14,055
Financials	0	13,493	0	13,493
Health Care	0	1,168	0	1,168
Industrials	0	5,084	0	5,084
Materials	0	2,536	0	2,536
Utilities	0	2,419	0	2,419
Malaysia
Communication Services	0	1,112	0	1,112
Consumer Discretionary	0	1,455	0	1,455
Energy	609	0	0	609
Financials	314	9,113	0	9,427
Health Care	0	1,920	0	1,920
Industrials	0	5,110	0	5,110
Utilities	530	4,162	0	4,692
Mexico
Communication Services	32	0	0	32
Consumer Discretionary	600	0	0	600
Consumer Staples	3,531	0	0	3,531
Financials	2,615	0	0	2,615
Industrials	3,701	0	0	3,701
Materials	33,607	0	0	33,607
Netherlands
Real Estate	471	0	0	471
Philippines
Communication Services	0	1,714	0	1,714
Energy	0	1,280	0	1,280
Industrials	978	1,321	0	2,299
Utilities	0	227	0	227
Poland
Financials	0	12,495	0	12,495
Utilities	0	2,464	0	2,464
Qatar
Communication Services	199	0	0	199
Russia
Financials	0	0	24	24
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	2,910	0	2,910
Consumer Discretionary	213	0	0	213
Utilities	0	52	0	52
South Africa
Communication Services	8,281	1,597	0	9,878
Consumer Discretionary	6,073	0	0	6,073
Consumer Staples	5,263	3,310	0	8,573
Financials	14,584	4,499	0	19,083
Health Care	2,609	0	0	2,609
Industrials	1,988	0	0	1,988
Materials	1,440	5,896	0	7,336
South Korea
Communication Services	0	20,105	0	20,105
Consumer Discretionary	0	38,471	0	38,471
Consumer Staples	0	7,597	0	7,597
Financials	0	15,532	0	15,532
Industrials	0	32,473	0	32,473
Information Technology	0	7,467	0	7,467
Materials	0	44,674	0	44,674
Utilities	0	11,080	0	11,080
Taiwan
Communication Services	0	1,294	0	1,294
Consumer Discretionary	0	7,124	0	7,124
Consumer Staples	0	5,541	0	5,541
Financials	0	404	0	404
Information Technology	0	161,571	0	161,571
Thailand
Communication Services	0	184	0	184
Energy	0	4,416	0	4,416
Financials	0	49,569	0	49,569
Information Technology	0	231	0	231
Materials	0	463	0	463
Real Estate	0	2,629	0	2,629
Turkey
Consumer Discretionary	0	1,917	0	1,917
Consumer Staples	591	1,329	0	1,920
Financials	9,858	26,525	0	36,383
Industrials	0	3,005	0	3,005
Utilities	0	1,771	0	1,771

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2023 (Unaudited)

United Arab Emirates
Financials	0	881	0	881
Preferred Stocks
Brazil
Banking & Finance	3,576	0	0	3,576
Materials	1,031	0	0	1,031
Utilities	1,562	0	0	1,562
Chile
Industrials	1,297	0	0	1,297
Real Estate Investment Trusts
Mexico
Real Estate	790	0	0	790
South Africa
Real Estate	416	729	0	1,145
Short-Term Instruments
Repurchase Agreements	0	6,744	0	6,744

	$192,472	$1,157,479	$2,476	$1,352,427
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	49,709	0	0	49,709

Total Investments	$242,181	$1,157,479	$2,476	$1,402,136

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Securities (Cost $130)		130

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	2,172,791	20,902
PIMCO RAE International Fund	8,277,323	66,302

Total Mutual Funds (Cost $91,298)		87,204

Total Investments in Affiliates (Cost $91,298)		87,204

Total Investments 100.0% (Cost $91,428)		$87,334
Other Assets and Liabilities, net (0.0)%		(14)

Net Assets 100.0%		$87,320

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$130	U.S. Treasury Notes 5.000% due 08/31/2025		$(133)	$130	$130

Total Repurchase Agreements							$(133)	$130	$130

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$130	$0	$130

					$0	$130	$0	$130
Investments in Affiliates, at Value
Mutual Funds
United States					87,204	0	0	87,204

Total Investments					$87,204	$130	$0	$87,334

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAE International Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 98.0%
AUSTRALIA 4.6%
CONSUMER STAPLES 0.1%
Metcash Ltd.	256,408	$621

ENERGY 0.4%
Ampol Ltd.	66,938	1,445
Viva Energy Group Ltd.	369,833	709

		2,154

FINANCIALS 1.1%
AMP Ltd.	712,526	572
Medibank Pvt Ltd.	451,573	997
Suncorp Group Ltd.	398,594	3,551

		5,120

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	360,814	807
Brambles Ltd.	84,540	776
Downer EDI Ltd.	47,139	124

		1,707

MATERIALS 1.2%
BlueScope Steel Ltd.	63,485	786
Rio Tinto Ltd.	71,970	5,191

		5,977

UTILITIES 1.4%
AGL Energy Ltd.	942,419	6,474

Total Australia		22,053

AUSTRIA 0.4%
FINANCIALS 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,538	210

INDUSTRIALS 0.0%
Strabag SE	2,287	90

INFORMATION TECHNOLOGY 0.0%
AMS-OSRAM AG (a)	37,241	174

MATERIALS 0.3%
voestalpine AG	50,778	1,383

Total Austria		1,857

BELGIUM 0.6%
COMMUNICATION SERVICES 0.1%
Proximus SADP	57,088	464

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	7,410	320

ENERGY 0.1%
Euronav NV	38,333	623

HEALTH CARE 0.2%
UCB SA	15,351	1,257

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

INDUSTRIALS 0.1%
bpost SA	70,263	385

Total Belgium		3,049

CANADA 8.1%
CONSUMER DISCRETIONARY 2.8%
Canadian Tire Corp. Ltd. 'A'	4,251	457
Gildan Activewear, Inc.	15,091	423
Linamar Corp.	8,100	390
Magna International, Inc.	229,867	12,319

		13,589

CONSUMER STAPLES 0.3%
George Weston Ltd.	6,361	705
Loblaw Cos., Ltd.	5,600	476

		1,181

ENERGY 1.6%
Suncor Energy, Inc.	228,641	7,863

FINANCIALS 0.9%
CI Financial Corp. (c)	71,451	813
Manulife Financial Corp.	75,300	1,376
Onex Corp.	6,110	359
Sun Life Financial, Inc.	34,053	1,662

		4,210

HEALTH CARE 0.3%
Bausch Health Cos., Inc. (a)	183,100	1,510

INDUSTRIALS 0.4%
Finning International, Inc.	46,400	1,368
SNC-Lavalin Group, Inc. (e)	10,900	364

		1,732

INFORMATION TECHNOLOGY 1.0%
Celestica, Inc. (a)	88,942	2,177
CGI, Inc. (a)	20,400	2,011
Open Text Corp.	15,800	554

		4,742

MATERIALS 0.6%
B2Gold Corp.	73,400	211
Kinross Gold Corp.	342,900	1,563
Lundin Mining Corp.	115,400	860
Methanex Corp.	6,300	284

		2,918

UTILITIES 0.2%
Atco Ltd. 'I'	45,381	1,149

Total Canada		38,894

DENMARK 0.9%
CONSUMER DISCRETIONARY 0.2%
Pandora AS	9,930	1,025

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	2,642	333
Schouw & Co. AS	1,945	129

		462

HEALTH CARE 0.2%
H Lundbeck AS	144,916	780
H Lundbeck AS 'A'	315	2

		782

INDUSTRIALS 0.4%
ISS AS	121,254	1,863

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Total Denmark		4,132

FINLAND 1.9%
CONSUMER DISCRETIONARY 0.1%
Nokian Renkaat Oyj	66,168	520

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	29,099	521

FINANCIALS 0.8%
Nordea Bank Abp	342,546	3,756

HEALTH CARE 0.1%
Orion Oyj 'B'	6,068	238

INDUSTRIALS 0.2%
Wartsila Oyj Abp	102,475	1,162

INFORMATION TECHNOLOGY 0.5%
Nokia Oyj	696,619	2,619

UTILITIES 0.1%
Fortum Oyj	31,147	361

Total Finland		9,177

FRANCE 5.6%
COMMUNICATION SERVICES 0.3%
Orange SA	103,083	1,182

CONSUMER DISCRETIONARY 1.0%
Renault SA	104,514	4,276
Valeo SE	38,081	654

		4,930

CONSUMER STAPLES 2.1%
Carrefour SA	234,580	4,029
L'Oreal SA	14,372	5,956

		9,985

FINANCIALS 0.4%
Amundi SA	7,515	422
AXA SA	53,078	1,575

		1,997

HEALTH CARE 0.7%
Sanofi	30,698	3,296

INDUSTRIALS 1.1%
Bouygues SA	26,215	917
Cie de Saint-Gobain SA	72,603	4,345

		5,262

Total France		26,652

GERMANY 4.2%
COMMUNICATION SERVICES 0.1%
Telefonica Deutschland Holding AG	310,084	555

CONSUMER DISCRETIONARY 1.7%
Adidas AG	14,334	2,514
Bayerische Motoren Werke AG	50,995	5,180
Continental AG	6,944	488

		8,182

CONSUMER STAPLES 0.3%
Metro AG (a)	210,532	1,451

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

FINANCIALS 0.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,621	3,747
Talanx AG (a)	8,027	508

		4,255

HEALTH CARE 0.6%
Fresenius Medical Care AG & Co. KGaA	17,461	750
Fresenius SE & Co. KGaA	62,224	1,933

		2,683

INDUSTRIALS 0.0%
Knorr-Bremse AG	3,053	193

MATERIALS 0.6%
Aurubis AG	5,108	377
HeidelbergCement AG	30,143	2,334

		2,711

Total Germany		20,030

HONG KONG 2.6%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	236,000	107

CONSUMER DISCRETIONARY 0.7%
Melco Resorts & Entertainment Ltd. (a)	272,809	2,698
Skyworth Group Ltd.	1,414,215	528
Yue Yuen Industrial Holdings Ltd.	309,000	354

		3,580

CONSUMER STAPLES 0.2%
First Pacific Co. Ltd.	322,000	127
Sun Art Retail Group Ltd.	158,000	34
WH Group Ltd.	1,425,500	746

		907

INDUSTRIALS 0.1%
Hutchison Port Holdings Trust	2,422,500	416
Jardine Matheson Holdings Ltd.	3,000	139

		555

INFORMATION TECHNOLOGY 0.2%
Kingboard Holdings Ltd.	219,500	492
Kingboard Laminates Holdings Ltd.	297,500	210

		702

REAL ESTATE 1.4%
CK Asset Holdings Ltd.	343,000	1,802
Kerry Properties Ltd.	250,500	425
Sun Hung Kai Properties Ltd.	157,500	1,680
Swire Pacific Ltd. 'A'	281,000	1,893
Wharf Holdings Ltd.	334,000	836

		6,636

Total Hong Kong		12,487

ISRAEL 1.9%
COMMUNICATION SERVICES 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,086,624	1,535

ENERGY 0.2%
Delek Group Ltd.	1,667	246
Oil Refineries Ltd.	1,919,281	633
Paz Ashdod Refinery Ltd. (a)	2,651	73
Paz Oil Co. Ltd. (a)	2,651	218

		1,170

FINANCIALS 0.1%
Plus500 Ltd.	12,952	218

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

HEALTH CARE 1.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	517,720	5,281

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	5,828	777

MATERIALS 0.0%
Israel Corp. Ltd.	638	163

REAL ESTATE 0.0%
G City Ltd.	38,061	117

Total Israel		9,261

ITALY 1.7%
COMMUNICATION SERVICES 0.1%
Telecom Italia SpA (a)	2,218,397	692

ENERGY 0.5%
Eni SpA	141,270	2,269

FINANCIALS 0.1%
Unipol Gruppo SpA	54,447	294
UnipolSai Assicurazioni SpA	32,159	77

		371

INDUSTRIALS 0.2%
Leonardo SpA	61,898	892

UTILITIES 0.8%
A2A SpA	146,278	260
Enel SpA	589,565	3,616

		3,876

Total Italy		8,100

JAPAN 26.6%
COMMUNICATION SERVICES 0.8%
Fuji Media Holdings, Inc.	11,000	118
KDDI Corp.	5,000	153
Konami Group Corp.	7,400	390
Nippon Telegraph & Telephone Corp.	2,514,600	2,976

		3,637

CONSUMER DISCRETIONARY 6.5%
Bic Camera, Inc.	8,200	61
Bridgestone Corp.	58,600	2,283
Casio Computer Co. Ltd.	26,800	224
DCM Holdings Co. Ltd.	6,500	53
EDION Corp.	88,100	871
Isuzu Motors Ltd.	191,000	2,401
Izumi Co. Ltd.	5,600	148
JTEKT Corp.	19,500	184
K's Holdings Corp.	47,200	433
Mazda Motor Corp.	418,500	4,752
Nissan Motor Co. Ltd.	998,500	4,407
Paltac Corp.	7,900	247
Panasonic Holdings Corp.	521,400	5,885
Ryohin Keikaku Co. Ltd.	38,200	494
Sega Sammy Holdings, Inc.	49,100	906
Sekisui Chemical Co. Ltd.	5,600	81
Sekisui House Ltd.	85,700	1,706
Shimamura Co. Ltd.	7,000	692
Subaru Corp.	189,600	3,687
Sumitomo Rubber Industries Ltd.	32,400	358
Tokai Rika Co. Ltd.	10,000	157
Yamada Holdings Co. Ltd.	391,900	1,205

		31,235

CONSUMER STAPLES 1.5%
Arcs Co. Ltd.	5,600	102
Coca-Cola Bottlers Japan Holdings, Inc.	9,000	118
H2O Retailing Corp.	77,200	938

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Itoham Yonekyu Holdings, Inc.	14,280	387
Japan Tobacco, Inc.	119,056	2,739
Kao Corp.	22,000	816
Kewpie Corp.	3,600	58
Kose Corp.	2,500	181
Mitsubishi Shokuhin Co. Ltd.	6,500	170
Morinaga Milk Industry Co. Ltd.	3,000	113
Pola Orbis Holdings, Inc.	32,400	389
Sugi Holdings Co. Ltd.	2,700	107
Sundrug Co. Ltd.	10,600	287
Tsuruha Holdings, Inc.	5,700	383
United Super Markets Holdings, Inc.	30,500	218

		7,006

ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd.	27,600	968

FINANCIALS 4.7%
Japan Post Holdings Co. Ltd.	2,070,700	16,566
Japan Post Insurance Co. Ltd.	21,400	360
MS&AD Insurance Group Holdings, Inc.	143,900	5,266
Sompo Holdings, Inc.	12,500	535

		22,727

HEALTH CARE 1.5%
Alfresa Holdings Corp.	53,400	875
Astellas Pharma, Inc.	108,000	1,495
Eisai Co. Ltd.	21,500	1,192
Medipal Holdings Corp.	97,600	1,650
Otsuka Holdings Co. Ltd.	13,600	483
Sumitomo Pharma Co. Ltd. (a)	34,600	124
Suzuken Co. Ltd.	36,400	1,126
Toho Holdings Co. Ltd.	9,400	201

		7,146

INDUSTRIALS 4.0%
AGC, Inc.	17,000	596
Amada Co. Ltd.	100,700	1,012
Dai Nippon Printing Co. Ltd.	82,000	2,134
Ebara Corp.	21,000	983
EXEO Group, Inc.	6,100	125
Furukawa Electric Co. Ltd.	13,900	221
Hanwa Co. Ltd.	5,900	187
Hino Motors Ltd.	289,400	1,104
Inabata & Co. Ltd.	28,700	600
Kajima Corp.	33,900	552
Kamigumi Co. Ltd.	2,900	60
Kandenko Co. Ltd.	24,900	229
Kinden Corp.	4,100	60
Kyudenko Corp.	2,500	78
Mitsubishi Electric Corp.	243,800	3,012
Mitsubishi Heavy Industries Ltd.	9,500	530
Nabtesco Corp.	18,500	333
Nagase & Co. Ltd.	7,600	119
Nippon Express Holdings, Inc.	6,700	350
Nisshinbo Holdings, Inc.	29,400	218
Persol Holdings Co. Ltd.	641,000	1,041
Sankyu, Inc.	1,600	55
Secom Co. Ltd.	10,800	733
Seino Holdings Co. Ltd.	12,200	171
Sohgo Security Services Co. Ltd.	17,400	105
Sumitomo Heavy Industries Ltd.	13,300	337
Taisei Corp.	40,800	1,436
TOPPAN Holdings, Inc.	20,000	478
Yamato Holdings Co. Ltd.	150,900	2,456

		19,315

INFORMATION TECHNOLOGY 3.0%
Alps Alpine Co. Ltd.	82,500	715
Azbil Corp.	1,800	55
Canon Marketing Japan, Inc.	11,900	309
Canon, Inc.	163,850	3,947
Fujitsu Ltd.	39,000	4,587
Ibiden Co. Ltd.	9,800	520
Konica Minolta, Inc. (a)	232,100	756
NEC Corp.	12,600	696
Otsuka Corp.	13,900	588
Ricoh Co. Ltd.	186,300	1,607
SCREEN Holdings Co. Ltd.	12,200	593

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Seiko Epson Corp.	13,400	210

		14,583

MATERIALS 1.9%
Daicel Corp.	104,600	875
Denka Co. Ltd.	8,000	144
DIC Corp.	38,000	617
JFE Holdings, Inc.	24,800	363
Kaneka Corp.	14,600	378
Kuraray Co. Ltd.	25,600	303
Mitsubishi Chemical Group Corp.	39,400	248
Mitsui Chemicals, Inc.	23,300	604
Mitsui Mining & Smelting Co. Ltd.	12,100	307
Nippon Light Metal Holdings Co. Ltd.	17,900	201
Nippon Paper Industries Co. Ltd. 'L'	9,000	81
Nitto Denko Corp.	38,200	2,505
Resonac Holdings Corp.	15,200	254
Taiheiyo Cement Corp.	43,600	773
Toyo Seikan Group Holdings Ltd.	94,200	1,540
UBE Corp.	6,800	115

		9,308

REAL ESTATE 1.1%
Daito Trust Construction Co. Ltd.	48,700	5,130
Nomura Real Estate Holdings, Inc.	3,500	88

		5,218

UTILITIES 1.4%
Chubu Electric Power Co., Inc.	265,500	3,380
Electric Power Development Co. Ltd. 'C'	92,200	1,489
Shikoku Electric Power Co., Inc.	10,800	74
Tohoku Electric Power Co., Inc.	263,000	1,698

		6,641

Total Japan		127,784

LUXEMBOURG 0.0%
COMMUNICATION SERVICES 0.0%
RTL Group SA	4,323	148

Total Luxembourg		148

NETHERLANDS 6.3%
COMMUNICATION SERVICES 0.0%
VEON Ltd. ADR «(a)	57,744	0

CONSUMER STAPLES 3.7%
Koninklijke Ahold Delhaize NV	596,982	17,993

FINANCIALS 0.4%
NN Group NV	66,846	2,143

HEALTH CARE 0.6%
Koninklijke Philips NV (a)	140,962	2,813

INDUSTRIALS 0.7%
Randstad NV	58,800	3,248

MATERIALS 0.9%
Akzo Nobel NV	56,770	4,093

Total Netherlands		30,290

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	101,057	291

INDUSTRIALS 0.1%
Air New Zealand Ltd.	322,547	141

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Fletcher Building Ltd.	181,609	510

		651

UTILITIES 0.0%
Contact Energy Ltd.	49,990	241

Total New Zealand		1,183

NORWAY 0.6%
COMMUNICATION SERVICES 0.3%
Telenor ASA	115,474	1,309

FINANCIALS 0.2%
DNB Bank ASA	40,286	809

INFORMATION TECHNOLOGY 0.0%
Atea ASA	14,698	184

MATERIALS 0.1%
Yara International ASA	12,332	466

Total Norway		2,768

PORTUGAL 0.5%
CONSUMER STAPLES 0.1%
Sonae SGPS SA	389,923	379

ENERGY 0.1%
Galp Energia SGPS SA	40,184	595

MATERIALS 0.1%
Navigator Co. SA	148,137	558

UTILITIES 0.2%
EDP - Energias de Portugal SA	172,077	716

Total Portugal		2,248

SINGAPORE 0.7%
COMMUNICATION SERVICES 0.3%
JOYY, Inc.	27,508	1,048
Singapore Telecommunications Ltd.	180,600	320

		1,368

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	772,200	734
Jardine Cycle & Carriage Ltd.	37,100	865

		1,599

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	19,500	176

Total Singapore		3,143

SPAIN 8.0%
COMMUNICATION SERVICES 2.3%
Telefonica SA	2,696,107	11,014

ENERGY 0.3%
Repsol SA	91,002	1,497

FINANCIALS 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,120,583	9,069
Banco Santander SA	2,133,746	8,125
Mapfre SA	800,337	1,629

		18,823

INDUSTRIALS 0.5%
ACS Actividades de Construccion y Servicios SA	59,164	2,127

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

UTILITIES 1.0%
Endesa SA	87,081	1,772
Naturgy Energy Group SA	116,812	3,178

		4,950

Total Spain		38,411

SWEDEN 3.9%
CONSUMER DISCRETIONARY 0.8%
Autoliv, Inc.	3,874	374
Electrolux AB 'B'	97,556	1,005
H & M Hennes & Mauritz AB 'B'	172,421	2,445

		3,824

FINANCIALS 0.5%
Swedbank AB 'A'	125,060	2,299

HEALTH CARE 0.1%
Getinge AB 'B'	24,382	428

INDUSTRIALS 2.0%
Husqvarna AB 'B'	75,303	575
Loomis AB	7,954	214
Peab AB 'B'	24,761	102
Securitas AB 'B'	179,054	1,416
Skanska AB 'B'	47,893	786
Volvo AB 'B'	326,977	6,735

		9,828

INFORMATION TECHNOLOGY 0.4%
Telefonaktiebolaget LM Ericsson 'B' (c)	411,633	2,005

MATERIALS 0.1%
Hexpol AB	42,413	376

Total Sweden		18,760

SWITZERLAND 6.1%
CONSUMER DISCRETIONARY 0.7%
Swatch Group AG	12,884	3,300

CONSUMER STAPLES 0.1%
Coca-Cola HBC AG	15,013	410

FINANCIALS 0.9%
Swiss Life Holding AG	420	262
Swiss Re AG	28,697	2,947
Zurich Insurance Group AG	2,055	940

		4,149

HEALTH CARE 1.9%
Roche Holding AG	33,944	9,267

INDUSTRIALS 1.8%
ABB Ltd.	112,260	4,007
Adecco Group AG	95,672	3,929
Kuehne & Nagel International AG	3,473	987

		8,923

MATERIALS 0.7%
Holcim AG	49,996	3,200

Total Switzerland		29,249

UNITED KINGDOM 12.6%
COMMUNICATION SERVICES 0.4%
WPP PLC	215,156	1,917

CONSUMER DISCRETIONARY 1.5%
Barratt Developments PLC	146,723	787

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Berkeley Group Holdings PLC	6,082	304
Currys PLC	413,075	243
Inchcape PLC	218,384	2,011
Kingfisher PLC	387,360	1,051
Pearson PLC	89,409	943
Persimmon PLC	106,877	1,400
Taylor Wimpey PLC	241,742	345

		7,084

CONSUMER STAPLES 1.4%
Haleon PLC	389,849	1,616
Imperial Brands PLC	155,483	3,154
Marks & Spencer Group PLC (a)	630,311	1,813

		6,583

ENERGY 0.1%
Subsea 7 SA	48,282	664

FINANCIALS 1.6%
abrdn PLC	706,935	1,336
Direct Line Insurance Group PLC	710,683	1,487
M&G PLC	2,167,081	5,192

		8,015

HEALTH CARE 2.7%
GSK PLC	715,605	12,948

INDUSTRIALS 1.4%
Ferguson PLC	21,857	3,597
International Distributions Services PLC	748,385	2,377
Travis Perkins PLC	62,332	637

		6,611

MATERIALS 0.2%
Evraz PLC «(a)	238,175	0
Johnson Matthey PLC	50,365	997

UTILITIES 3.3%
Centrica PLC	7,362,048	13,847
SSE PLC	99,553	1,951

		15,798

Total United Kingdom		60,617

Total Common Stocks (Cost $392,287)		470,293

PREFERRED STOCKS 0.1%
GERMANY 0.1%
INDUSTRIALS 0.1%
Schaeffler AG	130,407	749

Total Preferred Stocks (Cost $699)		749

REAL ESTATE INVESTMENT TRUSTS 0.7%
AUSTRALIA 0.5%
REAL ESTATE 0.5%
Scentre Group	685,639	1,077
Stockland	395,222	989
Vicinity Ltd.	240,505	261

		2,327

Total Australia		2,327

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust	105,286	716

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

RioCan Real Estate Investment Trust (c)	26,342	350

		1,066

Total Canada		1,066

Total Real Estate Investment Trusts (Cost $3,418)		3,393

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa SA 'B' - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (f) 0.2%		940

Total Short-Term Instruments (Cost $940)		940

Total Investments in Securities (Cost $397,344)		475,375

INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 5.460% (b)(c)(d)	3,320,490	3,321

Total Short-Term Instruments (Cost $3,321)		3,321

Total Investments in Affiliates (Cost $3,321)		3,321

Total Investments 99.7% (Cost $400,665)		$478,696
Other Assets and Liabilities, net 0.3%		1,209

Net Assets 100.0%		$479,905

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $3,147 were out on loan in exchange for $3,320 of cash collateral as of September 30, 2023.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

SNC-Lavalin Group, Inc.					05/31/2023 - 08/31/2023		$310	$364	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$940	U.S. Treasury Notes 5.000% due 08/31/2025		$(959)	$940	$940

Total Repurchase Agreements							$(959)	$940	$940

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Australia
	Consumer Staples				$0	$621	$0	$621
	Energy				0	2,154	0	2,154
	Financials				0	5,120	0	5,120
	Industrials				0	1,707	0	1,707
	Materials				0	5,977	0	5,977
	Utilities				0	6,474	0	6,474
Austria
	Financials				0	210	0	210
	Industrials				0	90	0	90
	Information Technology				0	174	0	174
	Materials				0	1,383	0	1,383
Belgium
	Communication Services				0	464	0	464
	Consumer Staples				0	320	0	320
	Energy				623	0	0	623
	Health Care				0	1,257	0	1,257
	Industrials				385	0	0	385
Canada
	Consumer Discretionary				13,589	0	0	13,589
	Consumer Staples				1,181	0	0	1,181
	Energy				7,863	0	0	7,863
	Financials				4,210	0	0	4,210
	Health Care				1,510	0	0	1,510
	Industrials				1,732	0	0	1,732
	Information Technology				4,742	0	0	4,742
	Materials				2,918	0	0	2,918
	Utilities				1,149	0	0	1,149
Denmark
	Consumer Discretionary				0	1,025	0	1,025
	Consumer Staples				0	462	0	462
	Health Care				0	782	0	782
	Industrials				0	1,863	0	1,863
Finland
	Consumer Discretionary				0	520	0	520
	Consumer Staples				0	521	0	521
	Financials				0	3,756	0	3,756
	Health Care				0	238	0	238

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Industrials	0	1,162	0	1,162
Information Technology	0	2,619	0	2,619
Utilities	0	361	0	361
France
Communication Services	0	1,182	0	1,182
Consumer Discretionary	0	4,930	0	4,930
Consumer Staples	0	9,985	0	9,985
Financials	0	1,997	0	1,997
Health Care	0	3,296	0	3,296
Industrials	0	5,262	0	5,262
Germany
Communication Services	0	555	0	555
Consumer Discretionary	0	8,182	0	8,182
Consumer Staples	0	1,451	0	1,451
Financials	0	4,255	0	4,255
Health Care	0	2,683	0	2,683
Industrials	0	193	0	193
Materials	0	2,711	0	2,711
Hong Kong
Communication Services	0	107	0	107
Consumer Discretionary	2,698	882	0	3,580
Consumer Staples	0	907	0	907
Industrials	0	555	0	555
Information Technology	0	702	0	702
Real Estate	0	6,636	0	6,636
Israel
Communication Services	0	1,535	0	1,535
Energy	73	1,097	0	1,170
Financials	218	0	0	218
Health Care	5,281	0	0	5,281
Information Technology	777	0	0	777
Materials	0	163	0	163
Real Estate	0	117	0	117
Italy
Communication Services	0	692	0	692
Energy	0	2,269	0	2,269
Financials	0	371	0	371
Industrials	0	892	0	892
Utilities	0	3,876	0	3,876
Japan
Communication Services	0	3,637	0	3,637
Consumer Discretionary	0	31,235	0	31,235
Consumer Staples	0	7,006	0	7,006
Energy	0	968	0	968
Financials	0	22,727	0	22,727
Health Care	0	7,146	0	7,146
Industrials	0	19,315	0	19,315
Information Technology	0	14,583	0	14,583
Materials	0	9,308	0	9,308
Real Estate	0	5,218	0	5,218
Utilities	0	6,641	0	6,641
Luxembourg
Communication Services	0	148	0	148
Netherlands
Consumer Staples	0	17,993	0	17,993
Financials	0	2,143	0	2,143
Health Care	0	2,813	0	2,813
Industrials	0	3,248	0	3,248
Materials	0	4,093	0	4,093
New Zealand
Communication Services	0	291	0	291
Industrials	0	651	0	651
Utilities	0	241	0	241
Norway
Communication Services	0	1,309	0	1,309
Financials	0	809	0	809
Information Technology	184	0	0	184
Materials	0	466	0	466
Portugal
Consumer Staples	0	379	0	379
Energy	0	595	0	595
Materials	0	558	0	558
Utilities	0	716	0	716
Singapore
Communication Services	1,048	320	0	1,368
Industrials	0	1,599	0	1,599
Information Technology	0	176	0	176
Spain
Communication Services	0	11,014	0	11,014
Energy	0	1,497	0	1,497
Financials	0	18,823	0	18,823
Industrials	0	2,127	0	2,127
Utilities	0	4,950	0	4,950
Sweden
Consumer Discretionary	374	3,450	0	3,824
Financials	0	2,299	0	2,299

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2023 (Unaudited)

Health Care	0	428	0	428
Industrials	0	9,828	0	9,828
Information Technology	0	2,005	0	2,005
Materials	0	376	0	376
Switzerland
Consumer Discretionary	0	3,300	0	3,300
Consumer Staples	0	410	0	410
Financials	0	4,149	0	4,149
Health Care	0	9,267	0	9,267
Industrials	0	8,923	0	8,923
Materials	0	3,200	0	3,200
United Kingdom
Communication Services	0	1,917	0	1,917
Consumer Discretionary	0	7,084	0	7,084
Consumer Staples	0	6,583	0	6,583
Energy	0	664	0	664
Financials	0	8,015	0	8,015
Health Care	0	12,948	0	12,948
Industrials	0	6,611	0	6,611
Materials	0	997	0	997
Utilities	0	15,798	0	15,798
Preferred Stocks
Germany
Industrials	0	749	0	749
Real Estate Investment Trusts
Australia
Real Estate	0	2,327	0	2,327
Canada
Real Estate	1,066	0	0	1,066
Short-Term Instruments
Repurchase Agreements	0	940	0	940

	$51,621	$423,754	$0	$475,375
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	3,321	0	0	3,321

Total Investments	$54,942	$423,754	$0	$478,696

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAE US Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
COMMON STOCKS 98.9%
UNITED STATES 98.9%
COMMUNICATION SERVICES 5.8%
Altice USA, Inc. 'A' (a)	243,103	$795
AT&T, Inc.	322,821	4,849
Charter Communications, Inc. 'A' (a)	16,290	7,165
Liberty Media Corp.-Liberty SiriusXM (a)	26,936	686
Lumen Technologies, Inc. (a)	472,139	670
Meta Platforms, Inc. 'A' (a)	164,843	49,487
Omnicom Group, Inc.	22,767	1,696

		65,348

CONSUMER DISCRETIONARY 8.1%
AutoNation, Inc. (a)	14,458	2,189
Best Buy Co., Inc.	127,328	8,845
Carnival Corp. (a)	539,359	7,400
Dick's Sporting Goods, Inc.	25,339	2,751
eBay, Inc.	138,738	6,117
Foot Locker, Inc.	111,762	1,939
Gap, Inc.	359,436	3,821
Goodyear Tire & Rubber Co. (a)	69,027	858
Kohl's Corp.	529,702	11,103
Las Vegas Sands Corp.	71,654	3,285
Lennar Corp. 'A'	61,960	6,954
Macy's, Inc.	274,882	3,191
NVR, Inc. (a)	549	3,274
O'Reilly Automotive, Inc. (a)	4,453	4,047
PulteGroup, Inc.	106,121	7,858
PVH Corp.	23,491	1,797
Qurate Retail, Inc. (a)	764,792	464
Starbucks Corp.	76,397	6,973
Tapestry, Inc.	39,660	1,140
Toll Brothers, Inc.	58,680	4,340
Whirlpool Corp.	19,361	2,589
Yum! Brands, Inc.	3,798	474

		91,409

CONSUMER STAPLES 8.7%
Altria Group, Inc.	291,739	12,268
Dollar General Corp.	9,981	1,056
Kenvue, Inc.	33,443	671
Kroger Co.	436,113	19,516
Walgreens Boots Alliance, Inc.	549,668	12,225
Walmart, Inc.	328,532	52,542

		98,278

ENERGY 18.8%
Baker Hughes Co.	133,826	4,727
Exxon Mobil Corp.	416,799	49,007
Marathon Petroleum Corp.	379,419	57,421
PBF Energy, Inc. 'A'	93,176	4,988
Phillips 66	356,167	42,794
Valero Energy Corp.	367,253	52,043
World Kinect Corp.	63,945	1,434

		212,414

FINANCIALS 7.5%
Allstate Corp.	17,895	1,994
Ally Financial, Inc.	165,216	4,408
American Express Co.	8,994	1,342
Ameriprise Financial, Inc.	13,987	4,611
Aon PLC 'A'	10,512	3,408
Bank of New York Mellon Corp.	33,368	1,423
Discover Financial Services	89,397	7,744
Franklin Resources, Inc.	184,389	4,532
Genworth Financial, Inc. 'A' (a)	508,166	2,978
Navient Corp.	293,336	5,051

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2023 (Unaudited)

PayPal Holdings, Inc. (a)	147,981	8,651
Synchrony Financial	554,370	16,947
Travelers Cos., Inc.	36,406	5,946
Unum Group	6,055	298
Wells Fargo & Co.	384,986	15,731

		85,064

HEALTH CARE 18.0%
Amgen, Inc.	148,031	39,785
Biogen, Inc. (a)	103,624	26,632
Cardinal Health, Inc.	334,977	29,083
Cigna Group	5,349	1,530
DaVita, Inc. (a)	55,818	5,277
Elevance Health, Inc.	3,354	1,460
Gilead Sciences, Inc.	433,097	32,456
Humana, Inc.	17,574	8,550
Johnson & Johnson	54,251	8,450
McKesson Corp.	75,834	32,976
Merck & Co., Inc.	84,344	8,683
Organon & Co.	120,461	2,091
Quest Diagnostics, Inc.	25,476	3,105
Universal Health Services, Inc. 'B'	31,099	3,910

		203,988

INDUSTRIALS 2.4%
AECOM	26,961	2,239
Boeing Co. (a)	6,941	1,330
Carrier Global Corp.	76,714	4,235
Cummins, Inc.	16,572	3,786
Eaton Corp. PLC	5,993	1,278
Honeywell International, Inc.	3,431	634
ManpowerGroup, Inc.	63,487	4,655
Owens Corning	10,636	1,451
Quanta Services, Inc.	6,313	1,181
Robert Half, Inc.	19,440	1,424
Snap-on, Inc.	3,482	888
Union Pacific Corp.	18,500	3,767

		26,868

INFORMATION TECHNOLOGY 24.3%
Amdocs Ltd.	16,371	1,383
Apple, Inc.	141,416	24,212
Applied Materials, Inc.	81,718	11,314
Arrow Electronics, Inc. (a)	48,763	6,107
Avnet, Inc.	110,460	5,323
Broadcom, Inc.	23,486	19,507
Cisco Systems, Inc.	878,395	47,223
F5, Inc. (a)	7,819	1,260
Gen Digital, Inc.	145,178	2,567
Hewlett Packard Enterprise Co.	96,690	1,679
HP, Inc.	108,469	2,788
Intel Corp.	1,293,470	45,983
Jabil, Inc.	66,451	8,432
Juniper Networks, Inc.	261,423	7,265
Kyndryl Holdings, Inc. (a)	101,832	1,538
Lam Research Corp.	26,177	16,407
NetApp, Inc.	137,191	10,410
Oracle Corp.	336,681	35,661
Qorvo, Inc. (a)	61,792	5,899
Seagate Technology Holdings PLC	136,958	9,032
Teradyne, Inc.	43,528	4,373
VMware, Inc. 'A' (a)	16,912	2,816
Western Digital Corp. (a)	23,942	1,092
Xerox Holdings Corp.	172,209	2,702

		274,973

MATERIALS 1.0%
Linde PLC	11,360	4,230
Reliance Steel & Aluminum Co.	24,207	6,348
Southern Copper Corp.	7,560	569

		11,147

REAL ESTATE 0.1%
Jones Lang LaSalle, Inc. (a)	5,508	778

UTILITIES 4.2%
AES Corp.	258,203	3,925
Evergy, Inc.	142,300	7,215
Exelon Corp.	328,108	12,399

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2023 (Unaudited)

PPL Corp.	155,758	3,670
Southern Co.	27,694	1,792
Vistra Corp.	555,404	18,428

		47,429

Total Common Stocks (Cost $900,786)		1,117,696

REAL ESTATE INVESTMENT TRUSTS 0.5%
UNITED STATES 0.5%
REAL ESTATE 0.5%
Host Hotels & Resorts, Inc.	90,045	1,447
Iron Mountain, Inc.	27,505	1,635
Weyerhaeuser Co.	89,812	2,754

		5,836

Total Real Estate Investment Trusts (Cost $5,365)		5,836

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		8,800

Total Short-Term Instruments (Cost $8,800)		8,800

Total Investments in Securities (Cost $914,951)		1,132,332

Total Investments 100.2% (Cost $914,951)		$1,132,332
Other Assets and Liabilities, net (0.2)%		(2,578)

Net Assets 100.0%		$1,129,754

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$8,800	U.S. Treasury Notes 5.000% due 08/31/2025		$(8,976)	$8,800	$8,801

Total Repurchase Agreements							$(8,976)	$8,800	$8,801

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
United States
	Communication Services				$65,348	$0	$0	$65,348
	Consumer Discretionary				91,409	0	0	91,409
	Consumer Staples				98,278	0	0	98,278
	Energy				212,414	0	0	212,414
	Financials				85,064	0	0	85,064
	Health Care				203,988	0	0	203,988
	Industrials				26,868	0	0	26,868
	Information Technology				274,973	0	0	274,973
	Materials				11,147	0	0	11,147
	Real Estate				778	0	0	778
	Utilities				47,429	0	0	47,429
Real Estate Investment Trusts
United States
	Real Estate				5,836	0	0	5,836
Short-Term Instruments
Repurchase Agreements					0	8,800	0	8,800

Total Investments					$1,123,532	$8,800	$0	$1,132,332

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
COMMON STOCKS 92.0%
UNITED KINGDOM 4.8%
ENERGY 3.4%
TechnipFMC PLC	1,116,092	$22,701

FINANCIALS 1.4%
Janus Henderson Group PLC	315,913	8,157
Paysafe Ltd. (a)	73,960	887

		9,044

Total United Kingdom		31,745

UNITED STATES 87.2%
COMMUNICATION SERVICES 1.5%
Cinemark Holdings, Inc. (a)	8,237	151
EchoStar Corp. 'A' (a)	27,618	463
Liberty Latin America Ltd. 'C' (a)	75,390	615
NII Holdings, Inc. «(a)	22,836	55
Scholastic Corp.	37,041	1,413
Sinclair, Inc.	38,541	432
Yelp, Inc. (a)	166,390	6,920

		10,049

CONSUMER DISCRETIONARY 21.8%
Abercrombie & Fitch Co. 'A' (a)	558,649	31,491
Academy Sports & Outdoors, Inc.	10,633	503
Acushnet Holdings Corp.	19,624	1,041
Adtalem Global Education, Inc. (a)	155,776	6,675
American Eagle Outfitters, Inc.	19,446	323
Buckle, Inc.	59,393	1,983
Caleres, Inc.	14,652	421
Carter's, Inc.	41,314	2,857
Cracker Barrel Old Country Store, Inc.	24,983	1,679
Crocs, Inc. (a)	46,596	4,111
Deckers Outdoor Corp. (a)	2,434	1,251
Dillard's, Inc. 'A'	74,276	24,571
Grand Canyon Education, Inc. (a)	23,928	2,797
Group 1 Automotive, Inc.	1,550	417
Guess?, Inc.	110,519	2,392
H&R Block, Inc.	78,887	3,397
Hanesbrands, Inc.	1,198,286	4,745
Hibbett, Inc.	40,505	1,924
International Game Technology PLC	67,745	2,054
iRobot Corp. (a)	86,571	3,281
Jack in the Box, Inc.	41,720	2,881
La-Z-Boy, Inc.	11,973	370
Laureate Education, Inc.	25,956	366
Murphy USA, Inc.	41,332	14,124
ODP Corp. (a)	168,552	7,779
Sabre Corp. (a)	478,025	2,146
Signet Jewelers Ltd.	10,957	787
Steven Madden Ltd.	17,290	549
Taylor Morrison Home Corp. (a)	91,762	3,910
Tri Pointe Homes, Inc. (a)	196,109	5,364
Urban Outfitters, Inc. (a)	96,325	3,149
Visteon Corp. (a)	27,936	3,857

		143,195

CONSUMER STAPLES 4.6%
Fresh Del Monte Produce, Inc.	91,123	2,355
Ingles Markets, Inc. 'A'	49,073	3,697
Nu Skin Enterprises, Inc. 'A'	140,260	2,975
SpartanNash Co.	128,436	2,825
Sprouts Farmers Market, Inc. (a)	299,606	12,823
United Natural Foods, Inc. (a)	22,216	314
Universal Corp.	20,946	989

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2023 (Unaudited)

USANA Health Sciences, Inc. (a)	17,130	1,004
Weis Markets, Inc.	51,240	3,228

		30,210

ENERGY 11.8%
Archrock, Inc.	107,961	1,360
CNX Resources Corp. (a)	452,202	10,211
CVR Energy, Inc.	185,436	6,310
Delek U.S. Holdings, Inc.	502,613	14,279
Equitrans Midstream Corp.	317,792	2,978
Helmerich & Payne, Inc.	241,401	10,178
Murphy Oil Corp.	22,114	1,003
Nabors Industries Ltd. (a)	21,091	2,597
Oceaneering International, Inc. (a)	573,679	14,755
Patterson-UTI Energy, Inc.	310,283	4,294
Transocean Ltd. (a)	1,212,628	9,956

		77,921

FINANCIALS 7.0%
Affiliated Managers Group, Inc.	45,799	5,969
American Equity Investment Life Holding Co.	13,599	729
BankUnited, Inc.	21,588	490
Brightsphere Investment Group, Inc.	148,621	2,882
CNO Financial Group, Inc.	102,414	2,430
Federated Hermes, Inc.	66,919	2,267
First Hawaiian, Inc.	23,833	430
Hilltop Holdings, Inc.	18,405	522
Mercury General Corp.	4,554	128
MGIC Investment Corp.	164,268	2,742
Nelnet, Inc. 'A'	3,967	354
PennyMac Financial Services, Inc.	33,643	2,241
PRA Group, Inc. (a)	11,707	225
ProAssurance Corp.	73,566	1,390
PROG Holdings, Inc. (a)	199,248	6,617
Radian Group, Inc.	190,262	4,777
SEI Investments Co.	25,576	1,540
SLM Corp.	369,817	5,037
Washington Federal, Inc.	59,759	1,531
White Mountains Insurance Group Ltd.	2,451	3,666

		45,967

HEALTH CARE 6.1%
Acadia Healthcare Co., Inc. (a)	9,021	634
Dentsply Sirona, Inc.	122,631	4,189
Embecta Corp.	72,446	1,090
Novavax, Inc. (a)(c)	395,844	2,866
OPKO Health, Inc. (a)	455,512	729
Owens & Minor, Inc. (a)	198,933	3,215
Patterson Cos., Inc.	349,156	10,349
Pediatrix Medical Group, Inc. (a)	421,238	5,354
Sage Therapeutics, Inc. (a)	5,051	104
Teladoc Health, Inc. (a)	474,700	8,825
Veradigm, Inc. (a)	221,155	2,906

		40,261

INDUSTRIALS 15.8%
AAR Corp. (a)	56,375	3,356
Acuity Brands, Inc.	51,647	8,796
Allison Transmission Holdings, Inc.	323,565	19,110
Apogee Enterprises, Inc.	59,837	2,817
Applied Industrial Technologies, Inc.	3,014	466
Barnes Group, Inc.	24,947	847
Boise Cascade Co.	25,996	2,679
Conduent, Inc. (a)	906,147	3,153
CoreCivic, Inc. (a)	538,879	6,062
CSG Systems International, Inc.	22,702	1,160
Deluxe Corp.	81,292	1,536
EMCOR Group, Inc.	45,155	9,500
EnerSys	24,997	2,366
FTI Consulting, Inc. (a)	3,043	543
GEO Group, Inc. (a)	117,192	959
GrafTech International Ltd.	467,827	1,792
Healthcare Services Group, Inc.	269,790	2,814
HNI Corp.	10,879	377
JELD-WEN Holding, Inc. (a)	32,475	434
JetBlue Airways Corp. (a)	1,260,039	5,796
Landstar System, Inc.	4,316	764
Lincoln Electric Holdings, Inc.	2,602	473
Lyft, Inc. (a)	224,636	2,368
Moog, Inc. 'A'	5,913	668
NOW, Inc. (a)	369,692	4,388

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2023 (Unaudited)

Ryder System, Inc.	64,914	6,942
Schneider National, Inc. 'B'	137,328	3,803
SkyWest, Inc. (a)	76,722	3,218
Steelcase, Inc. 'A'	126,614	1,414
Terex Corp.	11,642	671
Veritiv Corp.	27,282	4,608
Werner Enterprises, Inc.	10,845	422

		104,302

INFORMATION TECHNOLOGY 8.8%
Benchmark Electronics, Inc.	122,069	2,961
Cerence, Inc. (a)	84,079	1,713
Cirrus Logic, Inc. (a)	23,011	1,702
CommScope Holding Co., Inc. (a)	377,516	1,269
Insight Enterprises, Inc. (a)	17,683	2,573
InterDigital, Inc.	30,894	2,479
LiveRamp Holdings, Inc. (a)	69,702	2,010
National Instruments Corp.	9,549	569
NetScout Systems, Inc. (a)	229,018	6,417
PC Connection, Inc.	15,256	814
Pegasystems, Inc.	22,209	964
Plexus Corp. (a)	4,688	436
Sanmina Corp. (a)	284,229	15,428
Teradata Corp. (a)	268,005	12,066
TTM Technologies, Inc. (a)	45,906	591
Vishay Intertechnology, Inc.	228,104	5,639

		57,631

MATERIALS 7.2%
Eagle Materials, Inc.	24,771	4,125
Louisiana-Pacific Corp.	66,709	3,687
NewMarket Corp.	7,003	3,186
O-I Glass, Inc. (a)	207,162	3,466
Sensient Technologies Corp.	8,650	506
Sylvamo Corp.	124,641	5,477
Trinseo PLC	36,433	298
Warrior Met Coal, Inc.	517,033	26,410

		47,155

REAL ESTATE 1.5%
Anywhere Real Estate, Inc. (a)	1,430,029	9,195
DigitalBridge Group, Inc.	43,076	758
New York REIT, Inc. «(a)	4,082	24

		9,977

UTILITIES 1.1%
Hawaiian Electric Industries, Inc.	10,126	125
IDACORP, Inc.	7,775	728
Northwestern Energy Group, Inc.	6,543	314
OGE Energy Corp.	157,463	5,248
Portland General Electric Co.	22,329	904

		7,319

Total United States		573,987

Total Common Stocks (Cost $500,303)		605,732

REAL ESTATE INVESTMENT TRUSTS 7.5%
UNITED STATES 7.5%
FINANCIALS 1.4%
Chimera Investment Corp.	1,285,657	7,020
Ladder Capital Corp.	1	0
MFA Financial, Inc.	226,491	2,176

		9,196

REAL ESTATE 6.1%
Alexander & Baldwin, Inc.	71,688	1,199
Apple Hospitality REIT, Inc.	327,317	5,021
Brandywine Realty Trust	62,419	283
DiamondRock Hospitality Co.	45,848	368
InvenTrust Properties Corp.	69,481	1,654
Macerich Co.	271,154	2,958
Outfront Media, Inc.	37,170	376
Paramount Group, Inc.	352,590	1,629
Park Hotels & Resorts, Inc.	436,574	5,379
RLJ Lodging Trust	636,022	6,227
Service Properties Trust	667,704	5,135

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2023 (Unaudited)

SL Green Realty Corp.	94,665	3,531
Sunstone Hotel Investors, Inc.	176,117	1,647
Tanger Factory Outlet Centers, Inc.	109,041	2,464
Xenia Hotels & Resorts, Inc.	190,860	2,248

		40,119

Total Real Estate Investment Trusts (Cost $49,816)		49,315

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.7%		4,636

Total Short-Term Instruments (Cost $4,636)		4,636

Total Investments in Securities (Cost $554,755)		659,683

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 5.460% (b)(c)(d)	2,764,390	2,764

Total Short-Term Instruments (Cost $2,764)		2,764

Total Investments in Affiliates (Cost $2,764)		2,764

Total Investments 100.6% (Cost $557,519)		$662,447
Other Assets and Liabilities, net (0.6)%		(3,985)

Net Assets 100.0%		$658,462

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,696 were out on loan in exchange for $2,764 of cash collateral as of September 30, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$4,636	U.S. Treasury Notes 5.000% due 08/31/2025		$(4,729)	$4,636	$4,637

Total Repurchase Agreements							$(4,729)	$4,636	$4,637

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
United Kingdom
	Energy				$22,701	$0	$0	$22,701
	Financials				9,044	0	0	9,044
United States
	Communication Services				9,994	0	55	10,049
	Consumer Discretionary				143,195	0	0	143,195
	Consumer Staples				30,210	0	0	30,210
	Energy				77,921	0	0	77,921
	Financials				45,967	0	0	45,967
	Health Care				40,261	0	0	40,261
	Industrials				104,302	0	0	104,302
	Information Technology				57,631	0	0	57,631
	Materials				47,155	0	0	47,155
	Real Estate				9,953	0	24	9,977
	Utilities				7,319	0	0	7,319
Real Estate Investment Trusts
United States
	Financials				9,196	0	0	9,196
	Real Estate				40,119	0	0	40,119
Short-Term Instruments
Repurchase Agreements					0	4,636	0	4,636

					$654,968	$4,636	$79	$659,683
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					2,764	0	0	2,764

Total Investments					$657,732	$4,636	$79	$662,447

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
COMMON STOCKS 95.8%
BRAZIL 4.3%
COMMUNICATION SERVICES 0.3%
Telefonica Brasil SA	18,773	$161
TIM SA	26,600	79

		240

CONSUMER DISCRETIONARY 0.5%
Cogna Educacao SA (b)	126,300	67
Vibra Energia SA	107,632	405

		472

CONSUMER STAPLES 0.9%
Atacadao SA	20,500	36
BRF SA (b)	37,458	76
JBS SA	115,060	413
Marfrig Global Foods SA	58,700	83
Natura & Co. Holding SA (b)	5,700	17
Raia Drogasil SA	25,359	139

		764

ENERGY 0.3%
Ultrapar Participacoes SA	61,088	228

FINANCIALS 0.4%
B3 SA - Brasil Bolsa Balcao	74,302	182
Banco BTG Pactual SA	6,400	40
Banco Santander Brasil SA	12,400	64
BB Seguridade Participacoes SA	5,197	32
Porto Seguro SA	2,300	12

		330

HEALTH CARE 0.0%
Rede D'Or Sao Luiz SA	5,700	29

INDUSTRIALS 0.2%
Embraer SA (b)	7,500	26
WEG SA	18,881	136

		162

MATERIALS 1.4%
Cia Siderurgica Nacional SA	25,577	62
Klabin SA	33,390	158
Suzano SA	24,192	261
Vale SA	59,300	797

		1,278

UTILITIES 0.3%
Cia Paranaense de Energia	15,589	138
CPFL Energia SA	3,600	24
Energisa SA	7,000	65
Engie Brasil Energia SA	3,135	26
Equatorial Energia SA	4,500	29
Neoenergia SA	4,100	15

		297

Total Brazil		3,800

CHILE 0.8%
CONSUMER STAPLES 0.2%
Cencosud SA	53,437	101

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Cia Cervecerias Unidas SA	10,138	65

		166

ENERGY 0.1%
Empresas Copec SA	6,030	43

FINANCIALS 0.3%
Banco de Chile	1,334,417	136
Banco de Credito e Inversiones SA	1,126	29
Banco Itau Chile SA	865	8
Banco Santander Chile	2,784,565	129

		302

MATERIALS 0.0%
Empresas CMPC SA	17,456	32

UTILITIES 0.2%
Colbun SA	383,504	52
Enel Americas SA (b)	343,338	39
Enel Chile SA	672,048	41

		132

Total Chile		675

CHINA 23.7%
COMMUNICATION SERVICES 2.1%
China United Network Communications Ltd. 'A'	483,100	326
Focus Media Information Technology Co. Ltd. 'A'	70,200	69
NetEase, Inc.	6,601	661
Tencent Holdings Ltd.	14,900	578
Tencent Music Entertainment Group ADR (b)	33,526	214

		1,848

CONSUMER DISCRETIONARY 1.6%
Alibaba Group Holding Ltd. (b)	22,700	246
ANTA Sports Products Ltd.	18,400	206
BAIC Motor Corp. Ltd. 'H'	118,000	36
China Tourism Group Duty Free Corp. Ltd. 'H'	2,400	32
China Yongda Automobiles Services Holdings Ltd.	47,500	18
Dongfeng Motor Group Co. Ltd. 'H'	120,000	47
Huayu Automotive Systems Co. Ltd. 'A'	18,400	47
SAIC Motor Corp. Ltd. 'A'	34,000	69
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 'A'	31,100	32
Shenzhou International Group Holdings Ltd.	12,700	121
Topsports International Holdings Ltd.	74,000	56
Trip.com Group Ltd. (b)	6,816	239
Vipshop Holdings Ltd. (b)	10,410	167
Wuchan Zhongda Group Co. Ltd. 'A'	136,900	89

		1,405

CONSUMER STAPLES 1.1%
China Feihe Ltd.	121,000	71
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	3,100	16
Guangdong Haid Group Co. Ltd. 'A'	6,700	41
Henan Shuanghui Investment & Development Co. Ltd.	9,600	35
Hengan International Group Co. Ltd.	22,000	70
Kweichow Moutai Co. Ltd. 'A'	600	149
Luzhou Laojiao Co. Ltd. 'A'	1,200	36
Muyuan Foods Co. Ltd. 'A'	10,500	55
New Hope Liuhe Co. Ltd. 'A'	25,500	38
Nongfu Spring Co. Ltd. 'H'	16,800	96
Tingyi Cayman Islands Holding Corp.	82,000	115
Uni-President China Holdings Ltd.	43,000	30
Wens Foodstuffs Group Co. Ltd. 'A'	51,300	122
Wuliangye Yibin Co. Ltd. 'A'	3,600	78

		952

ENERGY 2.5%
China Petroleum & Chemical Corp. 'H'	1,546,000	841
China Shenhua Energy Co. Ltd. 'H'	135,000	437
PetroChina Co. Ltd. 'H'	974,000	730
Shaanxi Coal Industry Co. Ltd. 'A'	23,100	58
Shanxi Coking Coal Energy Group Co. Ltd. 'A'	15,900	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Yankuang Energy Group Co. Ltd. 'H'	105,000	198

		2,286

FINANCIALS 5.7%
Agricultural Bank of China Ltd. 'H'	1,638,000	609
Bank of Beijing Co. Ltd. 'A'	146,500	93
Bank of Changsha Co. Ltd. 'A'	34,400	39
Bank of China Ltd. 'H'	1,721,000	600
Bank of Chongqing Co. Ltd. 'H'	35,000	18
Bank of Communications Co. Ltd. 'H'	594,000	359
Bank of Guiyang Co. Ltd. 'A'	38,600	30
Bank of Hangzhou Co. Ltd. 'A'	40,900	63
Bank of Jiangsu Co. Ltd. 'A'	159,300	157
Bank of Nanjing Co. Ltd. 'A'	47,800	53
Bank of Shanghai Co. Ltd. 'A'	58,300	49
China Cinda Asset Management Co. Ltd. 'H'	353,000	35
China CITIC Bank Corp. Ltd. 'H'	561,000	260
China Construction Bank Corp. 'H'	390,000	219
China Everbright Bank Co. Ltd. 'H'	777,000	233
China International Capital Corp. Ltd. 'H'	34,400	63
China Life Insurance Co. Ltd. 'H'	128,000	198
China Minsheng Banking Corp. Ltd. 'H'	453,500	155
China Pacific Insurance Group Co. Ltd. 'A'	64,000	159
China Zheshang Bank Co. Ltd. 'H'	299,000	78
Chongqing Rural Commercial Bank Co. Ltd. 'H'	221,000	81
CNPC Capital Co. Ltd. 'A'	26,000	24
CSC Financial Co. Ltd. 'H'	11,500	12
GF Securities Co. Ltd. 'H'	15,000	20
Guosen Securities Co. Ltd. 'A'	37,700	48
Huaxia Bank Co. Ltd. 'A'	79,900	63
Industrial & Commercial Bank of China Ltd. 'H'	1,278,000	613
Industrial Securities Co. Ltd.	22,600	20
Lufax Holding Ltd.	46,622	49
New China Life Insurance Co. Ltd. 'H'	16,900	41
People's Insurance Co. Group of China Ltd. 'H'	46,000	16
Ping An Insurance Group Co. of China Ltd. 'H'	96,000	544
Shanghai Pudong Development Bank Co. Ltd. 'A'	80,200	78

		5,079

HEALTH CARE 1.1%
China Resources Pharmaceutical Group Ltd.	121,500	81
CSPC Pharmaceutical Group Ltd.	267,680	196
Jiangsu Hengrui Pharmaceuticals Co. Ltd. 'A'	11,100	69
Jointown Pharmaceutical Group Co. Ltd. 'A'	22,296	33
Shandong Buchang Pharmaceuticals Co. Ltd. 'A'	10,000	25
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	9,300	14
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	1,600	59
Sinopharm Group Co. Ltd. 'H'	86,800	252
WuXi AppTec Co. Ltd.	12,500	149
Yunnan Baiyao Group Co. Ltd. 'A'	10,300	75

		953

INDUSTRIALS 3.1%
AECC Aviation Power Co. Ltd.	8,700	44
China Communications Services Corp. Ltd. 'H'	108,000	45
China CSSC Holdings Ltd. 'A'	19,500	75
China International Marine Containers Group Co. Ltd. 'H'	21,600	12
China Lesso Group Holdings Ltd. 'L'	37,000	20
China National Chemical Engineering Co. Ltd. 'A'	66,500	71
China Railway Group Ltd. 'H'	596,000	307
China State Construction Engineering Corp. Ltd. 'A'	640,400	487
CITIC Ltd.	141,000	129
COSCO SHIPPING Holdings Co. Ltd. 'H'	58,500	60
CRRC Corp. Ltd. 'H'	62,000	30
Daqin Railway Co. Ltd. 'A'	65,200	65
Fosun International Ltd.	45,000	28
Jiangsu Expressway Co. Ltd. 'H'	86,000	78
Jiangsu Zhongtian Technology Co. Ltd. 'A'	36,500	74
Metallurgical Corp. of China Ltd. 'H'	459,000	96
NARI Technology Co. Ltd. 'A'	20,000	61
Power Construction Corp. of China Ltd. 'A'	184,600	136
Qingdao Port International Co. Ltd.	28,000	14
Sany Heavy Industry Co. Ltd. 'A'	43,200	94
Shanghai Construction Group Co. Ltd. 'A'	120,600	45
Shanghai International Port Group Co. Ltd. 'A'	23,200	16
Shanghai Tunnel Engineering Co. Ltd. 'A'	83,500	67
Sichuan Road and Bridge Group Co. Ltd. 'A'	14,180	17
Sinopec Engineering Group Co. Ltd. 'H'	66,500	30
Sinotrans Ltd. 'H'	118,000	43
Sinotruk Hong Kong Ltd.	64,500	124
TBEA Co. Ltd. 'A'	55,690	113

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Xiamen C & D, Inc. 'A'	64,300	88
Xiamen ITG Group Corp. Ltd. 'A'	64,800	70
Xiamen Xiangyu Co. Ltd. 'A'	32,700	30
Zhejiang Chint Electrics Co. Ltd. 'A'	4,000	13
Zhejiang Expressway Co. Ltd. 'H'	44,000	33
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	18,000	10
ZTO Express Cayman, Inc.	6,936	168

		2,793

INFORMATION TECHNOLOGY 1.8%
360 Security Technology, Inc. 'A'	45,400	61
AAC Technologies Holdings, Inc.	19,000	32
Avary Holding Shenzhen Co. Ltd. 'A'	14,500	40
BYD Electronic International Co. Ltd.	10,500	48
China Railway Signal & Communication Corp. Ltd. 'H'	248,000	79
Foxconn Industrial Internet Co. Ltd. 'A'	103,700	281
Lenovo Group Ltd.	464,000	476
Sunny Optical Technology Group Co. Ltd.	16,800	116
TCL Technology Group Corp.	17,300	10
Tianma Microelectronics Co. Ltd. 'A'	35,300	45
Unisplendour Corp. Ltd.	8,000	26
Xiaomi Corp. 'B' (b)	163,600	256
Zhejiang Dahua Technology Co. Ltd. 'A'	11,300	35
ZTE Corp. 'H'	24,800	75

		1,580

MATERIALS 2.4%
Aluminum Corp. of China Ltd. 'H'	452,000	252
Angang Steel Co. Ltd. 'H'	142,000	35
Anhui Conch Cement Co. Ltd. 'H'	118,000	312
Baoshan Iron & Steel Co. Ltd. 'A'	162,600	136
China Hongqiao Group Ltd.	252,500	246
China National Building Material Co. Ltd. 'H'	330,000	173
CMOC Group Ltd. 'H'	60,000	38
Hengli Petrochemical Co. Ltd. 'A'	17,300	34
Hesteel Co. Ltd. 'A'	140,800	44
Huaxin Cement Co. Ltd. 'H'	20,600	21
Hunan Valin Steel Co. Ltd. 'A'	72,500	60
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. 'A'	19,900	11
Jiangxi Copper Co. Ltd. 'H'	115,000	179
Luxi Chemical Group Co. Ltd. 'A'	16,200	25
Maanshan Iron & Steel Co. Ltd. 'H'	80,000	13
Nanjing Iron & Steel Co. Ltd. 'A'	69,500	35
Ningxia Baofeng Energy Group Co. Ltd. 'A'	23,900	47
Shandong Chenming Paper Holdings Ltd. 'H'	27,500	8
Shanxi Taigang Stainless Steel Co. Ltd. 'A'	69,900	39
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	180,000	26
Tangshan Jidong Cement Co. Ltd. 'A'	23,800	25
Tongling Nonferrous Metals Group Co. Ltd. 'A'	95,800	42
Xinxing Ductile Iron Pipes Co. Ltd. 'A'	140,200	79
Xinyu Iron & Steel Co. Ltd. 'A'	56,500	32
Zijin Mining Group Co. Ltd. 'H'	150,000	227

		2,139

REAL ESTATE 1.3%
Agile Group Holdings Ltd.	252,000	30
China Vanke Co. Ltd. 'H'	323,800	356
Country Garden Holdings Co. Ltd.	3,350,000	386
Financial Street Holdings Co. Ltd. 'A'	48,800	29
Guangzhou R&F Properties Co. Ltd. 'H' (b)	126,800	20
Jinke Properties Group Co. Ltd. 'A'	295,900	71
KWG Group Holdings Ltd.	352,000	41
Logan Group Co. Ltd.	95,000	9
Powerlong Real Estate Holdings Ltd.	108,000	13
Seazen Group Ltd.	620,000	113
Seazen Holdings Co. Ltd. 'A'	22,700	42
Sino-Ocean Group Holding Ltd.	178,000	10
Youngor Group Co. Ltd.	26,500	26

		1,146

UTILITIES 1.0%
CGN Power Co. Ltd. 'H'	876,000	227
China National Nuclear Power Co. Ltd. 'A'	144,000	144
China Yangtze Power Co. Ltd. 'A'	104,600	319
ENN Energy Holdings Ltd.	19,300	159
GD Power Development Co. Ltd. 'A'	168,400	85

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Huaneng Lancang River Hydropower, Inc. 'A'	12,200	12

		946

Total China		21,127

GREECE 0.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	3,864	56

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	1,888	52
OPAP SA	3,453	58

		110

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	708	18

FINANCIALS 0.2%
Alpha Services & Holdings SA (b)	33,166	44
Eurobank Ergasias Services & Holdings SA 'A' (b)	30,894	47
National Bank of Greece SA (b)	8,138	46
Piraeus Financial Holdings SA (b)	4,378	13

		150

INDUSTRIALS 0.0%
Mytilineos SA	412	15
Star Bulk Carriers Corp.	1,063	21

		36

UTILITIES 0.0%
Public Power Corp. SA (b)	2,733	27

Total Greece		397

HONG KONG 1.3%
FINANCIALS 0.5%
BOC Hong Kong Holdings Ltd.	117,000	319
China Taiping Insurance Holdings Co. Ltd.	81,800	81
Far East Horizon Ltd.	65,000	47

		447

INDUSTRIALS 0.1%
China Everbright Environment Group Ltd.	153,000	53
China Zhongwang Holdings Ltd. «(b)	338,800	0
Shanghai Industrial Holdings Ltd.	22,000	28
Shenzhen International Holdings Ltd.	57,500	35

		116

MATERIALS 0.0%
China Resources Cement Holdings Ltd.	60,000	15

REAL ESTATE 0.1%
China Jinmao Holdings Group Ltd.	294,000	38
Poly Property Group Co. Ltd.	41,000	9

		47

UTILITIES 0.6%
Beijing Enterprises Holdings Ltd.	27,000	93
China Resources Gas Group Ltd.	52,500	153
Guangdong Investment Ltd.	92,000	70
Kunlun Energy Co. Ltd.	218,000	188

		504

Total Hong Kong		1,129

INDIA 11.7%
COMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd.	11,592	129

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Indus Towers Ltd. (b)	26,939	62

		191

CONSUMER DISCRETIONARY 0.7%
Apollo Tyres Ltd.	4,256	19
Bajaj Auto Ltd.	2,040	124
Bharat Forge Ltd.	3,152	41
Hero MotoCorp Ltd.	3,225	119
MRF Ltd.	31	40
Rajesh Exports Ltd.	14,017	85
Samvardhana Motherson International Ltd.	25,078	29
Tata Motors Ltd.	16,828	127
Vardhman Textiles Ltd.	2,281	10

		594

CONSUMER STAPLES 1.4%
Britannia Industries Ltd.	1,809	99
Colgate-Palmolive India Ltd.	1,453	35
Dabur India Ltd.	2,999	20
Godrej Consumer Products Ltd. (b)	4,340	52
Hindustan Unilever Ltd.	7,489	222
ITC Ltd.	128,914	689
Marico Ltd.	6,478	43
Nestle India Ltd.	425	115

		1,275

ENERGY 1.2%
Bharat Petroleum Corp. Ltd.	40,223	168
Coal India Ltd.	45,970	163
Hindustan Petroleum Corp. Ltd. (b)	53,702	165
Indian Oil Corp. Ltd.	184,682	202
Oil & Natural Gas Corp. Ltd.	130,757	301
Oil India Ltd.	16,948	61
Petronet LNG Ltd.	19,412	56

		1,116

FINANCIALS 1.8%
Aditya Birla Capital Ltd. (b)	10,605	23
Axis Bank Ltd.	22,346	278
Bank of Baroda	17,684	45
Canara Bank	5,760	26
Cholamandalam Financial Holdings Ltd.	856	12
Cholamandalam Investment & Finance Co. Ltd.	5,308	78
HDFC Asset Management Co. Ltd.	574	18
HDFC Life Insurance Co. Ltd.	3,305	25
IDFC First Bank Ltd. (b)	40,680	47
IIFL Finance Ltd.	2,048	15
Indiabulls Housing Finance Ltd. 'L'	70,758	158
Indian Railway Finance Corp. Ltd.	31,281	29
IndusInd Bank Ltd.	5,146	88
Mahindra & Mahindra Financial Services Ltd.	6,002	22
Muthoot Finance Ltd.	1,091	16
Piramal Enterprises Ltd.	1,694	21
Power Finance Corp. Ltd.	108,657	329
Power Finance Corp. Ltd. «(b)	27,164	82
Punjab National Bank	26,808	26
RBL Bank Ltd.	4,855	15
REC Ltd.	47,346	163
Shriram Finance Ltd.	2,766	64

		1,580

HEALTH CARE 0.7%
Aurobindo Pharma Ltd.	1,532	17
Cipla Ltd.	6,278	89
Divi's Laboratories Ltd.	1,213	55
Dr Reddy's Laboratories Ltd.	1,820	122
Lupin Ltd.	5,235	74
Sun Pharmaceutical Industries Ltd.	12,032	167
Torrent Pharmaceuticals Ltd.	1,755	41
Zydus Lifesciences Ltd.	3,372	25

		590

INDUSTRIALS 0.5%
Bharat Heavy Electricals Ltd.	7,400	12
Cummins India Ltd.	1,266	26
Hindustan Aeronautics Ltd.	2,348	55
InterGlobe Aviation Ltd. (b)	1,115	32
Larsen & Toubro Ltd.	5,404	196

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Polycab India Ltd.	469	30
Siemens Ltd.	754	33
WNS Holdings Ltd. (b)	517	35

		419

INFORMATION TECHNOLOGY 2.4%
HCL Technologies Ltd.	15,734	233
Infosys Ltd.	32,096	552
LTIMindtree Ltd.	444	28
Mphasis Ltd.	2,359	67
Oracle Financial Services Software Ltd.	364	18
Redington Ltd.	18,568	35
Tata Consultancy Services Ltd.	20,815	881
Tech Mahindra Ltd.	10,857	159
Wipro Ltd.	29,777	145

		2,118

MATERIALS 1.7%
Asian Paints Ltd.	2,568	98
Berger Paints India Ltd.	1,129	8
Berger Paints India Ltd. «(b)	226	2
Coromandel International Ltd.	1,615	22
Dalmia Bharat Ltd.	773	22
Gujarat State Fertilizers & Chemicals Ltd.	8,284	17
Jindal Saw Ltd.	10,561	44
Jindal Stainless Ltd.	2,281	13
Jindal Steel & Power Ltd.	13,597	114
JSW Steel Ltd.	7,795	73
National Aluminium Co. Ltd.	63,113	73
NMDC Ltd.	25,325	45
Pidilite Industries Ltd.	570	17
Steel Authority of India Ltd.	133,104	150
Supreme Industries Ltd.	1,603	80
Tata Steel Ltd.	283,045	438
UltraTech Cement Ltd.	1,456	144
Vedanta Ltd.	43,629	116

		1,476

REAL ESTATE 0.0%
DLF Ltd.	4,586	29
Macrotech Developers Ltd.	1,212	12

		41

UTILITIES 1.1%
GAIL India Ltd.	17,219	26
Gujarat State Petronet Ltd.	4,471	15
Indraprastha Gas Ltd.	3,249	18
Jaiprakash Power Ventures Ltd. (b)	436,978	54
NHPC Ltd.	52,768	33
NTPC Ltd.	143,631	424
Power Grid Corp. of India Ltd.	141,237	339
PTC India Ltd.	8,191	13
Reliance Infrastructure Ltd. (b)	18,014	37
Reliance Power Ltd. (b)	232,390	54

		1,013

Total India		10,413

INDONESIA 1.3%
COMMUNICATION SERVICES 0.3%
Elang Mahkota Teknologi Tbk PT	168,800	6
Indosat Tbk PT	24,300	16
Telkom Indonesia Persero Tbk PT	957,500	232

		254

CONSUMER STAPLES 0.2%
Gudang Garam Tbk PT	20,100	32
Indofood CBP Sukses Makmur Tbk PT	42,800	31
Indofood Sukses Makmur Tbk PT	27,100	11
Sumber Alfaria Trijaya Tbk PT	290,700	56
Unilever Indonesia Tbk PT	129,900	31

		161

ENERGY 0.2%
Adaro Energy Indonesia Tbk PT	614,100	113

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Indika Energy Tbk PT	84,700	12
Indo Tambangraya Megah Tbk PT	21,600	41

		166

FINANCIALS 0.5%
Bank Central Asia Tbk PT	338,900	193
Bank Mandiri Persero Tbk PT	312,700	122
Bank Rakyat Indonesia Persero Tbk PT	514,700	174

		489

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	390,300	44

MATERIALS 0.0%
Indocement Tunggal Prakarsa Tbk PT	44,300	28

Total Indonesia		1,142

IRELAND 0.4%
CONSUMER DISCRETIONARY 0.4%
PDD Holdings, Inc. (b)	3,585	352

Total Ireland		352

KUWAIT 0.4%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	44,173	70

CONSUMER DISCRETIONARY 0.0%
Humansoft Holding Co. KSC	302	3

FINANCIALS 0.2%
Al Ahli Bank of Kuwait KSCP	3,781	3
Boubyan Bank KSCP	5,764	11
Gulf Bank KSCP	6,421	6
Kuwait Finance House KSCP	85,925	203

		223

INDUSTRIALS 0.1%
Agility Public Warehousing Co. KSC	28,106	51
National Industries Group Holding SAK	5,584	3

		54

REAL ESTATE 0.0%
Commercial Real Estate Co. KSC	35,666	11
Mabanee Co. KPSC	733	2

		13

Total Kuwait		363

MALAYSIA 1.6%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	44,100	23
CelecomDigi Bhd.	26,200	24
Maxis Bhd.	48,400	42
Telekom Malaysia Bhd.	44,100	46

		135

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	46,100	41
Genting Malaysia Bhd.	96,600	51

		92

CONSUMER STAPLES 0.1%
IOI Corp. Bhd.	27,700	23
Kuala Lumpur Kepong Bhd.	7,000	32
PPB Group Bhd.	6,700	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Sime Darby Plantation Bhd.	40,800	37

		114

ENERGY 0.0%
Petronas Dagangan Bhd.	3,500	17

FINANCIALS 0.6%
AMMB Holdings Bhd.	34,300	27
CIMB Group Holdings Bhd.	122,800	142
Hong Leong Bank Bhd.	11,100	46
Malayan Banking Bhd.	65,800	123
Public Bank Bhd.	180,100	156
RHB Bank Bhd.	38,900	45

		539

HEALTH CARE 0.2%
Hartalega Holdings Bhd.	136,900	58
IHH Healthcare Bhd.	6,600	8
Kossan Rubber Industries Bhd.	33,700	10
Supermax Corp. Bhd.	66,800	12
Top Glove Corp. Bhd. (b)	567,000	93

		181

INDUSTRIALS 0.2%
Capital A Bhd. (b)	193,400	40
Gamuda Bhd.	20,000	19
Malaysia Airports Holdings Bhd.	25,600	39
MISC Bhd.	19,600	30
Sime Darby Bhd.	60,600	28

		156

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	65,400	100
Press Metal Aluminium Holdings Bhd.	9,900	10

		110

UTILITIES 0.1%
Petronas Gas Bhd.	5,000	18
Tenaga Nasional Bhd.	35,900	76
YTL Corp. Bhd.	69,900	23

		117

Total Malaysia		1,461

MEXICO 2.2%
COMMUNICATION SERVICES 0.1%
Grupo Televisa SAB	92,863	57
Megacable Holdings SAB de CV	12,334	27

		84

CONSUMER STAPLES 1.2%
Arca Continental SAB de CV	13,655	124
Coca-Cola Femsa SAB de CV	23,740	186
Gruma SAB de CV 'B'	7,926	136
Grupo Bimbo SAB de CV 'A'	16,223	78
Kimberly-Clark de Mexico SAB de CV 'A'	53,492	107
Wal-Mart de Mexico SAB de CV	119,272	449

		1,080

FINANCIALS 0.2%
Grupo Elektra SAB de CV	696	46
Grupo Financiero Banorte SAB de CV	18,400	154

		200

INDUSTRIALS 0.2%
Alfa SAB de CV 'A'	95,924	62
Grupo Aeroportuario del Pacifico SAB de CV	2,715	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Grupo Aeroportuario del Sureste SAB de CV	1,600	39

		146

MATERIALS 0.5%
Alpek SAB de CV	16,954	14
Cemex SAB de CV (b)	126,231	82
Grupo Mexico SAB de CV 'B'	64,671	306
Orbia Advance Corp. SAB de CV	32,997	69

		471

Total Mexico		1,981

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	4,050	22

Total Netherlands		22

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	878	28
PLDT, Inc.	2,770	57

		85

CONSUMER STAPLES 0.0%
Universal Robina Corp.	13,310	28

FINANCIALS 0.1%
Bank of the Philippine Islands	8,114	16
BDO Unibank, Inc.	10,780	27

		43

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	11,450	42

UTILITIES 0.0%
Manila Electric Co.	4,460	29

Total Philippines		227

POLAND 0.6%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	7,583	21
Orange Polska SA	20,427	35

		56

ENERGY 0.0%
ORLEN SA	2,433	33

FINANCIALS 0.3%
Bank Polska Kasa Opieki SA	1,348	31
Powszechna Kasa Oszczednosci Bank Polski SA (b)	5,213	41
Powszechny Zaklad Ubezpieczen SA	20,600	195
Santander Bank Polska SA (b)	211	17

		284

INFORMATION TECHNOLOGY 0.0%
Asseco Poland SA	462	7

MATERIALS 0.1%
Jastrzebska Spolka Weglowa SA (b)	3,709	37
KGHM Polska Miedz SA	972	25

		62

UTILITIES 0.1%
Enea SA (b)	6,199	10
PGE Polska Grupa Energetyczna SA (b)	25,969	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Tauron Polska Energia SA (b)	55,041	45

		100

Total Poland		542

QATAR 0.6%
COMMUNICATION SERVICES 0.1%
Ooredoo QPSC	11,481	34

ENERGY 0.0%
Qatar Fuel QSC	2,172	10
Qatar Gas Transport Co. Ltd.	22,471	23

		33

FINANCIALS 0.3%
Commercial Bank PSQC	3,410	5
Doha Bank QPSC	46,674	21
Masraf Al Rayan QSC	66,665	41
Qatar Islamic Bank SAQ	10,082	51
Qatar National Bank QPSC	36,268	153

		271

INDUSTRIALS 0.2%
Industries Qatar QSC	36,460	137
Qatar Navigation QSC	1,339	4

		141

REAL ESTATE 0.0%
Barwa Real Estate Co.	39,359	28

UTILITIES 0.0%
Qatar Electricity & Water Co. QSC	2,250	11

Total Qatar		518

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «(b)	598,992,500	1

		1

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	1,269	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO ^«(a)(b)	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «(b)	22,174,692	0
Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		1

SAUDI ARABIA 2.7%
COMMUNICATION SERVICES 0.5%
Etihad Etisalat Co.	827	10
Mobile Telecommunications Co. Saudi Arabia	14,703	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Saudi Telecom Co.	39,544	396

		458

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	13,346	52

CONSUMER STAPLES 0.2%
Abdullah Al Othaim Markets Co.	9,410	34
Almarai Co. JSC	4,646	79
Nahdi Medical Co.	722	28
Savola Group	4,874	47

		188

ENERGY 0.8%
Saudi Arabian Oil Co.	80,429	749

FINANCIALS 0.1%
Bupa Arabia for Cooperative Insurance Co.	1,047	58
Saudi Investment Bank	5,745	24

		82

HEALTH CARE 0.1%
Dr Sulaiman Al Habib Medical Services Group Co.	1,226	77

INFORMATION TECHNOLOGY 0.0%
Arabian Internet & Communications Services Co.	408	35

MATERIALS 0.8%
Advanced Petrochemical Co.	3,062	33
SABIC Agri-Nutrients Co.	1,733	61
Sahara International Petrochemical Co.	4,951	50
Saudi Basic Industries Corp.	15,311	337
Saudi Cement Co.	920	13
Saudi Industrial Investment Group	5,847	37
Saudi Kayan Petrochemical Co. (b)	14,210	47
Yanbu National Petrochemical Co.	8,072	90

		668

REAL ESTATE 0.0%
Arabian Centres Co. Ltd.	2,279	12
Dar Al Arkan Real Estate Development Co. (b)	3,608	15

		27

UTILITIES 0.1%
ACWA Power Co.	1,065	56
Saudi Electricity Co.	8,284	42

		98

Total Saudi Arabia		2,434

SOUTH AFRICA 3.1%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	40,071	239
MultiChoice Group	9,595	38
Telkom SA SOC Ltd. (b)	23,829	29
Vodacom Group Ltd.	12,738	71

		377

CONSUMER DISCRETIONARY 0.6%
Motus Holdings Ltd.	5,706	28
Mr Price Group Ltd.	5,888	43
Naspers Ltd. 'N'	1,992	319
Truworths International Ltd.	15,768	64
Woolworths Holdings Ltd.	21,447	77

		531

CONSUMER STAPLES 0.5%
AVI Ltd.	7,555	30
Bid Corp. Ltd.	6,747	150
Pick n Pay Stores Ltd.	10,750	21
Shoprite Holdings Ltd.	11,621	147
SPAR Group Ltd.	12,331	76

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Tiger Brands Ltd.	3,278	27

		451

ENERGY 0.1%
Exxaro Resources Ltd.	10,173	92

FINANCIALS 0.3%
FirstRand Ltd.	80,566	271
Sanlam Ltd.	2,703	10
Standard Bank Group Ltd.	1,858	18

		299

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	8,265	75
Life Healthcare Group Holdings Ltd.	24,215	26

		101

INDUSTRIALS 0.2%
Barloworld Ltd.	4,746	22
Bidvest Group Ltd.	7,956	114

		136

MATERIALS 0.9%
African Rainbow Minerals Ltd.	2,540	23
Anglo American Platinum Ltd.	1,017	38
Gold Fields Ltd.	17,259	187
Harmony Gold Mining Co. Ltd.	4,446	17
Impala Platinum Holdings Ltd.	18,646	97
Kumba Iron Ore Ltd.	2,702	65
Sappi Ltd.	26,018	60
Sasol Ltd.	15,613	214
Sibanye Stillwater Ltd.	72,992	112

		813

Total South Africa		2,800

SOUTH KOREA 15.1%
COMMUNICATION SERVICES 1.0%
CJ ENM Co. Ltd.	449	19
KT Corp.	14,668	361
LG Uplus Corp.	11,350	87
NAVER Corp.	939	141
SK Telecom Co. Ltd.	8,100	312

		920

CONSUMER DISCRETIONARY 3.7%
Coway Co. Ltd.	1,879	57
Hankook Tire & Technology Co. Ltd.	3,160	93
HL Mando Co. Ltd.	1,867	58
Hyundai Department Store Co. Ltd.	971	46
Hyundai Mobis Co. Ltd.	2,667	475
Hyundai Motor Co.	7,426	1,050
Hyundai Wia Corp.	1,300	61
Kia Corp.	10,203	614
LG Electronics, Inc.	9,610	717
Lotte Shopping Co. Ltd.	763	40
Shinsegae, Inc.	306	43

		3,254

CONSUMER STAPLES 0.7%
Amorepacific Corp.	276	25
Amorepacific Group	1,668	38
CJ CheilJedang Corp.	515	117
E-MART, Inc.	1,601	83
GS Retail Co. Ltd.	851	15
KT&G Corp.	3,650	233
LG H&H Co. Ltd.	254	84

		595

ENERGY 0.6%
HD Hyundai Co. Ltd.	2,147	105
S-Oil Corp.	1,049	61

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

SK Innovation Co. Ltd. (b)	3,714	408

		574

FINANCIALS 2.1%
BNK Financial Group, Inc.	14,756	75
DB Insurance Co. Ltd.	2,207	146
DGB Financial Group, Inc.	7,971	46
Hana Financial Group, Inc.	8,354	262
Hanwha Life Insurance Co. Ltd.	13,409	28
Hyundai Marine & Fire Insurance Co. Ltd.	3,977	96
Industrial Bank of Korea	12,875	107
KB Financial Group, Inc.	3,582	146
Korea Investment Holdings Co. Ltd.	404	16
Meritz Financial Group, Inc.	884	36
Mirae Asset Securities Co. Ltd.	1,755	8
NH Investment & Securities Co. Ltd.	1,208	9
Samsung Card Co. Ltd.	666	15
Samsung Fire & Marine Insurance Co. Ltd.	1,059	204
Samsung Life Insurance Co. Ltd.	2,684	140
Samsung Securities Co. Ltd.	389	11
Shinhan Financial Group Co. Ltd.	12,138	319
Woori Financial Group, Inc.	25,218	229

		1,893

INDUSTRIALS 2.2%
CJ Corp.	1,919	128
CJ Logistics Corp.	920	55
Daewoo Engineering & Construction Co. Ltd. (b)	12,275	38
DL E&C Co. Ltd.	2,083	48
Doosan Bobcat, Inc.	204	8
Doosan Co. Ltd.	1,352	113
GS Engineering & Construction Corp.	8,619	90
GS Holdings Corp.	1,946	58
Hanwha Aerospace Co. Ltd.	340	26
Hanwha Corp.	3,269	58
Hanwha Ocean Co. Ltd. (b)	638	15
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	647	53
HDC Hyundai Development Co-Engineering & Construction	1,674	13
Hyundai Engineering & Construction Co. Ltd.	5,337	143
Hyundai Glovis Co. Ltd.	969	132
LG Corp.	2,658	165
Lotte Corp.	1,335	25
LS Corp.	1,586	119
LX International Corp.	2,855	60
Posco International Corp.	6,631	348
Samsung Heavy Industries Co. Ltd. (b)	5,159	30
SK Networks Co. Ltd.	10,756	49
SK, Inc.	1,955	211

		1,985

INFORMATION TECHNOLOGY 1.8%
LG Display Co. Ltd.	20,467	199
Samsung Electro-Mechanics Co. Ltd.	1,781	181
Samsung Electronics Co. Ltd.	14,146	715
Samsung SDI Co. Ltd.	524	198
Samsung SDS Co. Ltd.	247	25
SK Hynix, Inc.	3,806	322

		1,640

MATERIALS 2.6%
Dongkuk Holdings Co. Ltd.	2,064	16
Hyundai Steel Co.	5,759	162
KCC Corp.	311	57
Kolon Industries, Inc.	1,468	50
Korea Zinc Co. Ltd.	342	128
Kumho Petrochemical Co. Ltd.	453	45
Lotte Chemical Corp.	1,345	136
POSCO Holdings, Inc.	4,288	1,689
Young Poong Corp.	39	15

		2,298

UTILITIES 0.4%
Korea Electric Power Corp.	17,746	236

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Korea Gas Corp.	4,049	71

		307

Total South Korea		13,466

TAIWAN 19.3%
COMMUNICATION SERVICES 0.7%
Chunghwa Telecom Co. Ltd.	119,000	428
Far EasTone Telecommunications Co. Ltd.	53,000	119
Taiwan Mobile Co. Ltd.	33,000	97

		644

CONSUMER DISCRETIONARY 0.6%
Cheng Shin Rubber Industry Co. Ltd.	43,000	57
China Motor Corp.	36,000	109
Eclat Textile Co. Ltd.	5,000	75
Feng TAY Enterprise Co. Ltd.	14,560	83
Giant Manufacturing Co. Ltd.	6,000	33
Hotai Motor Co. Ltd.	2,040	41
Nien Made Enterprise Co. Ltd.	2,000	19
Pou Chen Corp.	69,000	61
Ruentex Industries Ltd.	22,800	42
Yulon Motor Co. Ltd.	19,377	50

		570

CONSUMER STAPLES 0.3%
Great Wall Enterprise Co. Ltd.	15,008	25
President Chain Store Corp.	15,000	122
Uni-President Enterprises Corp.	73,000	159

		306

ENERGY 0.1%
Formosa Petrochemical Corp.	26,000	65

FINANCIALS 3.0%
Cathay Financial Holding Co. Ltd.	263,200	363
Chang Hwa Commercial Bank Ltd.	143,090	77
China Development Financial Holding Corp.	415,096	152
CTBC Financial Holding Co. Ltd.	382,000	290
E.Sun Financial Holding Co. Ltd.	178,239	134
First Financial Holding Co. Ltd.	199,509	164
Fubon Financial Holding Co. Ltd.	197,908	373
Hua Nan Financial Holdings Co. Ltd. 'C'	134,503	86
Mega Financial Holding Co. Ltd.	178,920	209
Shanghai Commercial & Savings Bank Ltd.	47,712	64
Shin Kong Financial Holding Co. Ltd.	568,307	163
SinoPac Financial Holdings Co. Ltd.	222,466	120
Taishin Financial Holding Co. Ltd.	244,511	136
Taiwan Business Bank	159,890	65
Taiwan Cooperative Financial Holding Co. Ltd.	134,395	107
Yuanta Financial Holding Co. Ltd.	177,860	138

		2,641

INDUSTRIALS 0.5%
Airtac International Group	1,000	30
Evergreen Marine Corp. Taiwan Ltd.	37,000	133
Far Eastern New Century Corp.	93,000	83
Hiwin Technologies Corp.	2,000	13
Taiwan Glass Industry Corp.	13,000	8
Taiwan High Speed Rail Corp.	29,000	27
Teco Electric & Machinery Co. Ltd.	46,000	74
Yang Ming Marine Transport Corp.	46,000	65

		433

INFORMATION TECHNOLOGY 12.8%
Accton Technology Corp.	8,000	123
Acer, Inc.	137,000	154
Advantech Co. Ltd.	9,119	98
ASE Technology Holding Co. Ltd.	142,000	485
Asustek Computer, Inc.	73,000	831
AUO Corp.	498,600	253
Catcher Technology Co. Ltd.	14,000	79
Cheng Uei Precision Industry Co. Ltd.	7,000	9
Chicony Electronics Co. Ltd.	16,000	57
Compal Electronics, Inc.	362,000	345
Delta Electronics, Inc.	42,000	423

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Foxconn Technology Co. Ltd.	31,000	55
General Interface Solution Holding Ltd.	17,000	31
Gigabyte Technology Co. Ltd.	6,000	53
Hon Hai Precision Industry Co. Ltd.	348,600	1,124
Innolux Corp.	870,582	355
Inventec Corp.	296,000	451
King Yuan Electronics Co. Ltd.	15,000	35
Kinpo Electronics	59,000	28
Largan Precision Co. Ltd.	2,290	152
Lite-On Technology Corp.	124,000	468
Macronix International Co. Ltd.	51,000	50
MediaTek, Inc.	32,000	732
Micro-Star International Co. Ltd.	29,000	147
Mitac Holdings Corp.	69,000	87
Nan Ya Printed Circuit Board Corp.	2,000	17
Nanya Technology Corp.	16,000	33
Novatek Microelectronics Corp.	7,000	92
Pegatron Corp.	112,000	266
Powerchip Semiconductor Manufacturing Corp.	25,000	21
Powertech Technology, Inc.	36,000	113
Primax Electronics Ltd.	17,000	36
Qisda Corp.	84,000	116
Quanta Computer, Inc.	175,000	1,310
Radiant Opto-Electronics Corp.	16,000	61
Realtek Semiconductor Corp.	12,000	147
Silicon Motion Technology Corp. (b)	677	35
Supreme Electronics Co. Ltd.	29,861	51
Synnex Technology International Corp.	50,000	99
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	554
TPK Holding Co. Ltd.	24,000	25
Tripod Technology Corp.	20,000	119
Unimicron Technology Corp.	12,000	65
United Microelectronics Corp.	88,000	124
Walsin Technology Corp.	5,000	16
Winbond Electronics Corp.	36,000	28
Wistron Corp.	350,347	1,109
Wiwynn Corp.	1,000	47
WPG Holdings Ltd.	50,560	95
WT Microelectronics Co. Ltd.	19,000	66
Yageo Corp.	3,000	49
Zhen Ding Technology Holding Ltd.	31,000	95

		11,414

MATERIALS 1.2%
Asia Cement Corp.	51,000	63
Cheng Loong Corp.	11,000	10
China Steel Corp.	289,000	226
Eternal Materials Co. Ltd.	34,300	30
Formosa Chemicals & Fibre Corp.	40,000	76
Formosa Plastics Corp.	99,000	245
Nan Ya Plastics Corp.	65,000	134
TA Chen Stainless Pipe	12,000	14
Taiwan Cement Corp.	198,553	204
Taiwan Fertilizer Co. Ltd.	10,000	18
Tung Ho Steel Enterprise Corp.	20,020	38
YFY, Inc.	40,000	40

		1,098

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	10,000	18
Highwealth Construction Corp.	27,396	33
Ruentex Development Co. Ltd.	25,380	28

		79

Total Taiwan		17,250

THAILAND 3.6%
COMMUNICATION SERVICES 0.3%
Advanced Info Service PCL	30,000	187
Digital Telecommunications Infrastructure Fund 'F'	190,000	48
Jasmine International PCL (b)	381,200	22

		257

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	80,800	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Sri Trang Agro-Industry PCL	36,400	14

		42

CONSUMER STAPLES 0.5%
Berli Jucker PCL	22,700	19
Charoen Pokphand Foods PCL	215,900	123
CP ALL PCL	94,900	157
Thai Beverage PCL	234,500	99
Thai Union Group PCL 'F'	182,100	72

		470

ENERGY 1.0%
Bangchak Corp. PCL	75,700	85
Esso Thailand PCL	86,000	23
IRPC PCL	1,001,700	56
PTT PCL	659,100	605
Star Petroleum Refining PCL	148,500	37
Thai Oil PCL	78,600	108

		914

FINANCIALS 0.4%
Bangkok Bank PCL	19,200	88
Krung Thai Bank PCL	63,700	33
Thanachart Capital PCL	68,600	94
Tisco Financial Group PCL	24,800	67
TMBThanachart Bank PCL	1,238,400	59

		341

HEALTH CARE 0.4%
Bangkok Dusit Medical Services PCL 'F'	299,600	219
Bumrungrad Hospital PCL	13,200	97
Sri Trang Gloves Thailand PCL	73,700	14

		330

INDUSTRIALS 0.1%
Bangkok Expressway & Metro PCL	33,400	8
Delta Electronics Thailand PCL	47,000	106

		114

INFORMATION TECHNOLOGY 0.1%
Fabrinet (b)	314	52

MATERIALS 0.4%
PTT Global Chemical PCL	137,800	130
Siam Cement PCL	28,000	231

		361

REAL ESTATE 0.2%
Jasmine Broadband Internet Infrastructure Fund	275,000	51
Land & Houses PCL	544,100	116
Supalai PCL	64,900	36

		203

UTILITIES 0.1%
Electricity Generating PCL	8,900	30
Gulf Energy Development PCL	30,500	38
Ratch Group PCL	24,550	21

		89

Total Thailand		3,173

TURKEY 1.6%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon AS (b)	17,286	15
Turkcell Iletisim Hizmetleri AS	55,407	107

		122

CONSUMER DISCRETIONARY 0.2%
Arcelik AS	6,280	37
Ford Otomotiv Sanayi AS	2,167	67
Tofas Turk Otomobil Fabrikasi AS	3,080	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Vestel Elektronik Sanayi ve Ticaret AS (b)	18,191	42

		179

CONSUMER STAPLES 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,485	79
BIM Birlesik Magazalar AS	25,930	260
Coca-Cola Icecek AS	2,035	29

		368

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	4,965	29

FINANCIALS 0.3%
Akbank TAS	30,134	37
Haci Omer Sabanci Holding AS	11,421	25
Is Yatirim Menkul Degerler AS	93,376	138
Turkiye Halk Bankasi AS (b)	22,371	13
Yapi ve Kredi Bankasi AS	26,718	18

		231

INDUSTRIALS 0.4%
AG Anadolu Grubu Holding AS	6,100	48
Aselsan Elektronik Sanayi Ve Ticaret AS	20,424	30
Enka Insaat ve Sanayi AS	51,621	65
KOC Holding AS	10,607	57
Tekfen Holding AS	25,300	49
Turk Hava Yollari AO (b)	5,521	49
Turkiye Sise ve Cam Fabrikalari AS	38,552	77

		375

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	53,397	87
Petkim Petrokimya Holding AS (b)	26,659	19

		106

UTILITIES 0.0%
Aygaz AS	1	0
Enerjisa Enerji AS	11,718	22

		22

Total Turkey		1,432

UNITED ARAB EMIRATES 0.6%
COMMUNICATION SERVICES 0.1%
Emirates Telecommunications Group Co. PJSC	13,197	73

CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	60,536	62

ENERGY 0.0%
ADNOC Drilling Co. PJSC	28,461	31

FINANCIALS 0.3%
Abu Dhabi Islamic Bank PJSC	13,364	41
Dubai Islamic Bank PJSC	40,034	64
Emirates NBD Bank PJSC	4,467	21
First Abu Dhabi Bank PJSC	31,824	118

		244

MATERIALS 0.0%
Borouge PLC	23,828	17

REAL ESTATE 0.1%
Emaar Development PJSC	29,222	56

UTILITIES 0.0%
Abu Dhabi National Energy Co. PJSC	33,701	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Total United Arab Emirates		515

UNITED KINGDOM 0.2%
MATERIALS 0.2%
Anglogold Ashanti PLC	9,541	153

Total United Kingdom		153

Total Common Stocks (Cost $86,849)		85,373

PREFERRED STOCKS 3.3%
BRAZIL 3.3%
BANKING & FINANCE 0.1%
Banco do Estado do Rio Grande do Sul SA	22,248	54

ENERGY 2.2%
Petroleo Brasileiro SA	288,298	1,987

MATERIALS 0.7%
Braskem SA	24,990	102
Gerdau SA	44,679	215
Metalurgica Gerdau SA	92,592	205
Usinas Siderurgicas de Minas Gerais SA Usiminas	82,500	109

		631

UTILITIES 0.3%
Cia Energetica de Minas Gerais	70,090	173
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	17,621	82

		255

Total Brazil		2,927

CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina SA	8,013	18

Total Chile		18

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(d)	22	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,072)		2,945

REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion SA de CV	10,945	18

Total Mexico		18

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	24,962	14

Total South Africa		14

TURKEY 0.1%
REAL ESTATE 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	69,266	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Total Turkey		21

Total Real Estate Investment Trusts (Cost $57)		53

RIGHTS 0.0%
CHILE 0.0%
FINANCIALS 0.0%
Banco de Credito e Inversiones SA - Exp. 10/21/2023 (b)	1	0

Total Chile		0

SOUTH KOREA 0.0%
INDUSTRIALS 0.0%
Hanwha Ocean Co. Ltd. - Exp. 11/09/2023 (b)	210	1

Total South Korea		1

Total Rights (Cost $0)		1

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.5%		479

Total Short-Term Instruments (Cost $479)		479

Total Investments in Securities (Cost $89,457)		88,851

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 5.460% (c)(d)(e)	6,569	7

Total Short-Term Instruments (Cost $7)		7

Total Investments in Affiliates (Cost $7)		7

Total Investments 99.7% (Cost $89,464)		$88,858
Other Assets and Liabilities, net 0.3%		282

Net Assets 100.0%		$89,140

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve month.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $6 were out on loan in exchange for $7 of cash collateral as of September 30, 2023.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$479	U.S. Treasury Notes 0.750% due 04/30/2026		$(489)	$479	$479

Total Repurchase Agreements							$(489)	$479	$479

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$240	$0	$0	$240
	Consumer Discretionary				472	0	0	472
	Consumer Staples				764	0	0	764
	Energy				228	0	0	228
	Financials				330	0	0	330
	Health Care				29	0	0	29
	Industrials				162	0	0	162
	Materials				1,278	0	0	1,278
	Utilities				297	0	0	297
Chile
	Consumer Staples				101	65	0	166
	Energy				43	0	0	43
	Financials				37	265	0	302
	Materials				32	0	0	32
	Utilities				93	39	0	132
China
	Communication Services				875	973	0	1,848
	Consumer Discretionary				265	1,140	0	1,405
	Consumer Staples				145	807	0	952
	Energy				0	2,286	0	2,286
	Financials				49	5,030	0	5,079
	Health Care				33	920	0	953
	Industrials				198	2,595	0	2,793
	Information Technology				0	1,580	0	1,580
	Materials				35	2,104	0	2,139
	Real Estate				0	1,146	0	1,146
	Utilities				85	861	0	946
Greece
	Communication Services				0	56	0	56
	Consumer Discretionary				52	58	0	110
	Energy				18	0	0	18
	Financials				0	150	0	150
	Industrials				21	15	0	36
	Utilities				0	27	0	27
Hong Kong
	Financials				0	447	0	447
	Industrials				0	116	0	116
	Materials				0	15	0	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Real Estate	0	47	0	47
Utilities	0	504	0	504
India
Communication Services	0	191	0	191
Consumer Discretionary	0	594	0	594
Consumer Staples	0	1,275	0	1,275
Energy	0	1,116	0	1,116
Financials	0	1,498	82	1,580
Health Care	0	590	0	590
Industrials	35	384	0	419
Information Technology	0	2,118	0	2,118
Materials	80	1,394	2	1,476
Real Estate	0	41	0	41
Utilities	13	1,000	0	1,013
Indonesia
Communication Services	16	238	0	254
Consumer Staples	88	73	0	161
Energy	53	113	0	166
Financials	0	489	0	489
Health Care	0	44	0	44
Materials	0	28	0	28
Ireland
Consumer Discretionary	352	0	0	352
Kuwait
Communication Services	0	70	0	70
Consumer Discretionary	3	0	0	3
Financials	3	220	0	223
Industrials	0	54	0	54
Real Estate	0	13	0	13
Malaysia
Communication Services	24	111	0	135
Consumer Discretionary	0	92	0	92
Consumer Staples	22	92	0	114
Energy	17	0	0	17
Financials	0	539	0	539
Health Care	0	181	0	181
Industrials	58	98	0	156
Materials	0	110	0	110
Utilities	18	99	0	117
Mexico
Communication Services	84	0	0	84
Consumer Staples	1,080	0	0	1,080
Financials	200	0	0	200
Industrials	146	0	0	146
Materials	471	0	0	471
Netherlands
Real Estate	22	0	0	22
Philippines
Communication Services	0	85	0	85
Consumer Staples	0	28	0	28
Financials	0	43	0	43
Industrials	0	42	0	42
Utilities	29	0	0	29
Poland
Communication Services	0	56	0	56
Energy	0	33	0	33
Financials	0	284	0	284
Information Technology	0	7	0	7
Materials	0	62	0	62
Utilities	0	100	0	100
Qatar
Communication Services	34	0	0	34
Energy	10	23	0	33
Financials	72	199	0	271
Industrials	0	141	0	141
Real Estate	0	28	0	28
Utilities	0	11	0	11
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	62	396	0	458
Consumer Discretionary	52	0	0	52
Consumer Staples	0	188	0	188
Energy	0	749	0	749
Financials	58	24	0	82
Health Care	0	77	0	77
Information Technology	0	35	0	35
Materials	13	655	0	668
Real Estate	12	15	0	27
Utilities	0	98	0	98
South Africa
Communication Services	348	29	0	377
Consumer Discretionary	212	319	0	531
Consumer Staples	394	57	0	451

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Energy	92	0	0	92
Financials	18	281	0	299
Health Care	101	0	0	101
Industrials	136	0	0	136
Materials	148	665	0	813
South Korea
Communication Services	0	920	0	920
Consumer Discretionary	0	3,254	0	3,254
Consumer Staples	0	595	0	595
Energy	0	574	0	574
Financials	0	1,893	0	1,893
Industrials	0	1,985	0	1,985
Information Technology	0	1,640	0	1,640
Materials	0	2,298	0	2,298
Utilities	0	307	0	307
Taiwan
Communication Services	0	644	0	644
Consumer Discretionary	0	570	0	570
Consumer Staples	0	306	0	306
Energy	0	65	0	65
Financials	0	2,641	0	2,641
Industrials	0	433	0	433
Information Technology	35	11,379	0	11,414
Materials	0	1,098	0	1,098
Real Estate	0	79	0	79
Thailand
Communication Services	0	257	0	257
Consumer Discretionary	0	42	0	42
Consumer Staples	0	470	0	470
Energy	0	914	0	914
Financials	0	341	0	341
Health Care	0	330	0	330
Industrials	0	114	0	114
Information Technology	52	0	0	52
Materials	0	361	0	361
Real Estate	0	203	0	203
Utilities	0	89	0	89
Turkey
Communication Services	15	107	0	122
Consumer Discretionary	67	112	0	179
Consumer Staples	79	289	0	368
Energy	0	29	0	29
Financials	151	80	0	231
Industrials	49	326	0	375
Materials	19	87	0	106
Utilities	0	22	0	22
United Arab Emirates
Communication Services	73	0	0	73
Consumer Discretionary	62	0	0	62
Energy	31	0	0	31
Financials	41	203	0	244
Materials	0	17	0	17
Real Estate	0	56	0	56
Utilities	32	0	0	32
United Kingdom
Materials	0	153	0	153
Preferred Stocks
Brazil
Banking & Finance	54	0	0	54
Energy	1,987	0	0	1,987
Materials	631	0	0	631
Utilities	255	0	0	255
Chile
Industrials	18	0	0	18
Real Estate Investment Trusts
Mexico
Real Estate	18	0	0	18
South Africa
Real Estate	14	0	0	14
Turkey
Real Estate	21	0	0	21
Rights
South Korea
Industrials	0	1	0	1
Short-Term Instruments
Repurchase Agreements	0	479	0	479

	$14,162	$74,604	$85	$88,851
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	7	0	0	7

Total Investments	$14,169	$74,604	$85	$88,858

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 96.7%
AUSTRALIA 5.2%
COMMUNICATION SERVICES 0.2%
carsales.com Ltd.	3,808	$68
Nine Entertainment Co. Holdings Ltd.	8,487	11
REA Group Ltd.	1,028	102
SEEK Ltd.	3,211	45

		226

CONSUMER DISCRETIONARY 0.6%
Aristocrat Leisure Ltd.	4,346	114
Breville Group Ltd.	3,712	52
Domino's Pizza Enterprises Ltd.	1,615	55
Flight Centre Travel Group Ltd.	3,259	40
GUD Holdings Ltd.	2,093	16
Harvey Norman Holdings Ltd.	15,153	38
JB Hi-Fi Ltd.	1,750	51
Premier Investments Ltd.	1,210	19
Super Retail Group Ltd.	6,745	51
Tabcorp Holdings Ltd.	13,259	8
Wesfarmers Ltd.	14,649	496

		940

CONSUMER STAPLES 0.4%
Coles Group Ltd.	16,143	161
GrainCorp Ltd. 'A'	12,902	58
Metcash Ltd.	34,586	84
Woolworths Group Ltd.	16,728	401

		704

ENERGY 0.3%
Ampol Ltd.	7,355	159
New Hope Corp. Ltd.	3,777	15
Santos Ltd.	4,529	23
Viva Energy Group Ltd.	28,839	55
Whitehaven Coal Ltd.	17,285	78
Woodside Energy Group Ltd.	6,740	157

		487

FINANCIALS 0.8%
AMP Ltd.	89,044	72
ANZ Group Holdings Ltd.	2,567	42
ASX Ltd.	1,889	69
Bank of Queensland Ltd.	9,067	33
Bendigo & Adelaide Bank Ltd.	8,311	47
Insurance Australia Group Ltd.	15,004	55
Magellan Financial Group Ltd.	2,755	16
Medibank Pvt Ltd.	63,364	140
National Australia Bank Ltd.	9,005	167
NIB Holdings Ltd.	8,128	39
Perpetual Ltd.	3,506	47
QBE Insurance Group Ltd.	14,101	141
Suncorp Group Ltd.	35,367	315
Westpac Banking Corp.	9,500	128

		1,311

HEALTH CARE 0.3%
Ansell Ltd.	3,411	48
Cochlear Ltd.	772	127
CSL Ltd.	1,782	287

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Sonic Healthcare Ltd.	4,420	84

		546

INDUSTRIALS 0.6%
ALS Ltd.	5,483	40
Aurizon Holdings Ltd.	52,502	117
Brambles Ltd.	32,809	301
Computershare Ltd.	3,918	65
Downer EDI Ltd.	13,442	36
McMillan Shakespeare Ltd.	1,686	17
Monadelphous Group Ltd.	3,743	34
Qantas Airways Ltd. (a)	13,584	45
Reece Ltd.	4,675	56
Seven Group Holdings Ltd.	1,823	36
Transurban Group	19,377	158
Worley Ltd.	7,807	87

		992

INFORMATION TECHNOLOGY 0.1%
WiseTech Global Ltd.	2,526	105

MATERIALS 1.6%
BHP Group Ltd.	17,777	499
BlueScope Steel Ltd.	12,199	151
Brickworks Ltd.	934	15
Champion Iron Ltd.	3,388	14
CSR Ltd.	15,959	58
Evolution Mining Ltd.	6,844	14
Fortescue Metals Group Ltd.	42,617	567
IGO Ltd.	8,883	71
Iluka Resources Ltd.	8,824	43
Incitec Pivot Ltd.	44,580	89
Mineral Resources Ltd.	1,356	58
Newcrest Mining Ltd.	10,518	166
Northern Star Resources Ltd.	14,458	96
Orica Ltd.	6,085	61
Regis Resources Ltd.	15,969	15
Rio Tinto Ltd.	6,924	499
Sandfire Resources Ltd.	4,074	16
Sims Ltd.	7,465	64

		2,496

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	9,695	45

UTILITIES 0.3%
AGL Energy Ltd.	27,415	188
APA Group	9,061	48
Origin Energy Ltd.	51,998	293

		529

Total Australia		8,381

AUSTRIA 0.2%
ENERGY 0.1%
OMV AG	1,652	79

FINANCIALS 0.0%
UNIQA Insurance Group AG	6,330	51

INDUSTRIALS 0.0%
Andritz AG	1,051	53

MATERIALS 0.1%
voestalpine AG	3,110	85

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	1,986	66

UTILITIES 0.0%
Verbund AG	508	41

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Total Austria		375

BELGIUM 0.3%
COMMUNICATION SERVICES 0.0%
Proximus SADP	5,017	41

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	2,028	88
Lotus Bakeries NV	5	40

		128

ENERGY 0.0%
Euronav NV	1,523	25

FINANCIALS 0.1%
Ageas SA	1,027	42
Gimv NV	696	30
KBC Group NV	1,149	72

		144

HEALTH CARE 0.1%
UCB SA	664	54

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	279	42

INFORMATION TECHNOLOGY 0.0%
Barco NV	2,398	47

MATERIALS 0.0%
Solvay SA	478	53

Total Belgium		534

CANADA 7.2%
COMMUNICATION SERVICES 0.3%
BCE, Inc.	8,782	335
Cineplex, Inc. (a)	5,107	36
Cogeco Communications, Inc.	624	29
Quebecor, Inc. 'B'	2,392	51
TELUS Corp.	5,282	86

		537

CONSUMER DISCRETIONARY 1.1%
BRP, Inc.	600	45
Canada Goose Holdings, Inc. (a)	1,384	20
Canadian Tire Corp. Ltd. 'A'	1,501	161
Dollarama, Inc.	3,069	212
Gildan Activewear, Inc.	3,357	94
Linamar Corp.	720	35
Lululemon Athletica, Inc. (a)	737	284
Magna International, Inc.	11,980	642
Restaurant Brands International, Inc.	3,509	234
Spin Master Corp.	1,300	33

		1,760

CONSUMER STAPLES 0.7%
Alimentation Couche-Tard, Inc.	3,300	168
Empire Co. Ltd. 'A'	5,666	154
George Weston Ltd.	1,493	166
Loblaw Cos., Ltd.	2,768	235
Maple Leaf Foods, Inc.	1,539	30
Metro, Inc.	3,027	157
North West Co., Inc.	1,598	40
Premium Brands Holdings Corp.	598	42
Saputo, Inc.	3,595	75

		1,067

ENERGY 1.2%
ARC Resources Ltd.	10,686	171
Birchcliff Energy Ltd.	6,831	39
Canadian Natural Resources Ltd.	700	45
Cenovus Energy, Inc.	5,876	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Crescent Point Energy Corp.	40,590	336
Enerplus Corp.	4,988	88
Gibson Energy, Inc.	4,192	60
Imperial Oil Ltd.	5,666	349
MEG Energy Corp. (a)	6,120	119
Parex Resources, Inc.	900	17
Peyto Exploration & Development Corp.	6,787	68
Precision Drilling Corp. (a)	716	48
Suncor Energy, Inc.	9,974	343
Teekay Tankers Ltd. 'A'	566	24
Whitecap Resources, Inc.	14,403	122

		1,951

FINANCIALS 0.8%
Canadian Imperial Bank of Commerce	1,839	71
CI Financial Corp.	8,567	98
Element Fleet Management Corp.	3,416	49
Fairfax Financial Holdings Ltd.	450	367
Great-West Lifeco, Inc.	2,182	62
IA Financial Corp., Inc.	840	53
IGM Financial, Inc.	1,567	40
Intact Financial Corp.	1,380	201
Manulife Financial Corp.	6,840	125
Onex Corp.	836	49
Power Corp. of Canada	5,046	128
TMX Group Ltd.	600	13

		1,256

INDUSTRIALS 1.1%
Aecon Group, Inc.	4,052	34
Air Canada (a)	5,100	73
Bombardier, Inc. 'B' (a)	720	25
Boyd Group Services, Inc.	480	85
Canadian National Railway Co.	2,282	247
Canadian Pacific Kansas City Ltd.	3,146	234
Finning International, Inc.	3,392	100
GFL Environmental, Inc.	2,704	86
RB Global, Inc.	1,419	89
Russel Metals, Inc.	2,012	56
Stantec, Inc.	924	60
TFI International, Inc.	1,252	161
Thomson Reuters Corp.	2,549	312
Toromont Industries Ltd.	1,442	117
Westshore Terminals Investment Corp.	3,214	60

		1,739

INFORMATION TECHNOLOGY 0.7%
Canadian Solar, Inc. (a)	606	15
Celestica, Inc. (a)	6,572	161
CGI, Inc. (a)	4,726	466
Constellation Software, Inc.	66	136
Descartes Systems Group, Inc. (a)	232	17
Lightspeed Commerce, Inc. (a)	2,040	29
Open Text Corp.	2,463	86
Shopify, Inc. 'A' (a)	4,168	227

		1,137

MATERIALS 0.9%
Agnico Eagle Mines Ltd.	3,232	147
Alamos Gold, Inc.'A'	2,784	31
Barrick Gold Corp.	3,640	53
CCL Industries, Inc. 'B'	460	19
Eldorado Gold Corp. (a)	8,122	73
First Quantum Minerals Ltd.	6,192	146
Franco-Nevada Corp.	1,503	201
Interfor Corp. (a)	2,224	33
Ivanhoe Mines Ltd. 'A' (a)	1,900	16
Lundin Mining Corp.	2,200	16
Methanex Corp.	2,314	104
Osisko Gold Royalties Ltd.	1,732	20
Stelco Holdings, Inc.	1,882	52
Stella-Jones, Inc.	460	22
Teck Resources Ltd. 'B'	7,706	332
Transcontinental, Inc. 'A'	3,201	27
West Fraser Timber Co. Ltd.	1,416	103
Wheaton Precious Metals Corp.	3,789	154

		1,549

REAL ESTATE 0.1%
Colliers International Group, Inc.	457	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

FirstService Corp.	531	77

		121

UTILITIES 0.3%
Algonquin Power & Utilities Corp.	2,603	16
Atco Ltd. 'I'	2,529	64
Canadian Utilities Ltd. 'A	1,718	36
Emera, Inc.	2,707	95
Fortis, Inc.	3,153	120
Hydro One Ltd.	4,371	111
Northland Power, Inc.	2,348	38
Superior Plus Corp.	4,920	37
TransAlta Renewables, Inc.	2,865	26

		543

Total Canada		11,660

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	4,437	77

Total Chile		77

DENMARK 2.0%
CONSUMER DISCRETIONARY 0.1%
GN Store Nord AS	1,255	23
Pandora AS	1,026	106

		129

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	622	78
Royal Unibrew AS	719	56
Scandinavian Tobacco Group AS 'A'	2,916	44

		178

FINANCIALS 0.1%
Danske Bank AS	1,962	45
Jyske Bank AS (a)	232	17
Sydbank AS	1,684	80
Topdanmark AS	1,149	50

		192

HEALTH CARE 1.2%
Coloplast AS 'B'	493	52
Demant AS (a)	1,320	55
Novo Nordisk AS	20,145	1,834

		1,941

INDUSTRIALS 0.4%
AP Moller - Maersk AS 'B'	151	272
DS Norden AS	1,748	97
DSV AS	819	152
ISS AS	2,857	44
Rockwool AS 'B'	102	25
Solar AS 'B'	416	28

		618

MATERIALS 0.1%
CHR Hansen Holding AS	662	40
Novozymes AS 'B'	2,301	93

		133

UTILITIES 0.0%
Orsted AS	960	52

Total Denmark		3,243

FINLAND 0.9%
COMMUNICATION SERVICES 0.0%
Elisa Oyj	1,492	69

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	4,512	81

ENERGY 0.1%
Neste Oyj	2,659	90

FINANCIALS 0.2%
Nordea Bank Abp	10,703	117
Sampo Oyj 'A'	4,417	191

		308

HEALTH CARE 0.0%
Orion Oyj 'B'	1,617	64

INDUSTRIALS 0.2%
Cargotec Oyj 'B'	896	38
Kone Oyj 'B'	3,724	157
Metso Oyj	5,268	55
Wartsila Oyj Abp	6,078	69

		319

INFORMATION TECHNOLOGY 0.1%
TietoEVRY Oyj	4,380	98

MATERIALS 0.2%
Kemira Oyj	3,325	52
Outokumpu Oyj	12,249	51
Stora Enso Oyj 'R'	6,357	80
UPM-Kymmene Oyj	3,839	131

		314

REAL ESTATE 0.0%
Citycon Oyj	6,873	39
Kojamo Oyj	3,056	27

		66

UTILITIES 0.0%
Fortum Oyj	3,978	46

Total Finland		1,455

FRANCE 7.5%
COMMUNICATION SERVICES 0.9%
Eutelsat Communications SA	9,697	57
Metropole Television SA	2,722	34
Orange SA	95,986	1,101
Publicis Groupe SA	2,420	183
Television Francaise SA	3,865	30
Ubisoft Entertainment SA (a)	542	18

		1,423

CONSUMER DISCRETIONARY 1.6%
Accor SA	1,053	35
Cie Generale des Etablissements Michelin SCA	4,266	131
Forvia SE	6,259	129
Hermes International SCA	250	456
Kering SA	300	136
LVMH Moet Hennessy Louis Vuitton SE	965	728
Renault SA	20,345	833
SEB SA	579	54
Sodexo SA	630	65
Valeo SE	7,526	129

		2,696

CONSUMER STAPLES 0.7%
Carrefour SA	28,408	488
Casino Guichard Perrachon SA (a)	2,993	4
Danone SA	2,528	139
L'Oreal SA	1,022	424
Pernod Ricard SA	385	64

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Remy Cointreau SA	180	22

		1,141

ENERGY 0.3%
Technip Energies NV	662	16
TotalEnergies SE	8,407	553

		569

FINANCIALS 0.9%
BNP Paribas SA	3,622	230
Credit Agricole SA	3,227	40
Edenred SE	1,362	85
SCOR SE	3,156	98
Societe Generale SA	38,649	935
Worldline SA (a)	1,641	46

		1,434

HEALTH CARE 0.3%
BioMerieux	512	49
Sanofi	3,526	379
Sartorius Stedim Biotech	180	43

		471

INDUSTRIALS 1.9%
Air France-KLM (a)	1,208	15
Airbus SE	3,732	500
Alstom SA	3,597	85
Bouygues SA	7,825	274
Bureau Veritas SA	4,802	119
Cie de Saint-Gobain SA	4,653	278
Dassault Aviation SA	518	98
Elis SA	3,324	58
Legrand SA	758	70
Nexans SA	952	77
Rexel SA	11,125	249
Safran SA	3,009	472
Societe BIC SA	963	63
Thales SA	1,447	203
Vinci SA	4,524	501

		3,062

INFORMATION TECHNOLOGY 0.2%
Alten SA	413	54
Sopra Steria Group SACA	522	108
STMicroelectronics NV	2,570	111

		273

MATERIALS 0.2%
Air Liquide SA	1,561	263
Eramet SA	220	17
Vicat SACA	1,387	42

		322

UTILITIES 0.5%
Engie SA	53,521	821

Total France		12,212

GERMANY 6.2%
COMMUNICATION SERVICES 0.2%
CTS Eventim AG & Co. KGaA	787	45
Deutsche Telekom AG	4,345	91
Freenet AG	4,139	97
ProSiebenSat.1 Media SE	4,582	31
Scout24 SE	818	57
Telefonica Deutschland Holding AG	27,772	49

		370

CONSUMER DISCRETIONARY 1.9%
Adidas AG	1,444	253
Bayerische Motoren Werke AG	12,413	1,261
Continental AG	5,581	392
Fielmann Group AG	897	39
Hornbach Holding AG & Co. KGaA	722	46
Hugo Boss AG	1,919	121

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Mercedes-Benz Group AG	9,864	686
Puma SE	910	56
TUI AG (a)	2,848	16
Vitesco Technologies Group AG 'A' (a)	1,415	115
Zalando SE (a)	2,062	46

		3,031

CONSUMER STAPLES 0.1%
Beiersdorf AG	797	103
HelloFresh SE (a)	502	15
Metro AG (a)	7,736	53
Suedzucker AG	3,212	48

		219

FINANCIALS 1.1%
Allianz SE	1,102	262
Commerzbank AG	57,056	648
Deutsche Bank AG	27,418	301
Deutsche Boerse AG	1,080	186
Deutsche Pfandbriefbank AG	7,473	53
Hannover Rueck SE	435	95
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	402	157
Talanx AG (a)	1,324	84

		1,786

HEALTH CARE 0.2%
Carl Zeiss Meditec AG	420	36
Fresenius Medical Care AG & Co. KGaA	1,234	53
Fresenius SE & Co. KGaA	1,891	59
Gerresheimer AG	593	62
Merck KGaA	277	46
Siemens Healthineers AG	1,598	81

		337

INDUSTRIALS 1.2%
Bilfinger SE	1,592	54
Deutsche Lufthansa AG	37,480	297
Deutsche Post AG	11,523	467
Duerr AG	490	13
GEA Group AG	648	24
Hapag-Lloyd AG	308	56
Hochtief AG	353	36
KION Group AG	573	22
Kloeckner & Co. SE	4,420	45
Knorr-Bremse AG	728	46
Krones AG	806	83
MTU Aero Engines AG	411	74
Nordex SE (a)	1,431	18
Rational AG	52	33
Rheinmetall AG	207	53
Siemens AG	4,518	646

		1,967

INFORMATION TECHNOLOGY 0.7%
Infineon Technologies AG	4,535	150
SAP SE	7,082	917

		1,067

MATERIALS 0.6%
BASF SE	4,220	191
Covestro AG	6,482	349
HeidelbergCement AG	683	53
K&S AG	8,369	151
Salzgitter AG	2,730	72
Symrise AG	454	43
thyssenkrupp AG	2,554	20

		879

REAL ESTATE 0.1%
LEG Immobilien SE	1,416	97
TAG Immobilien AG	3,362	35
Vonovia SE	4,036	97

		229

UTILITIES 0.1%
E.ON SE	14,794	175

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Total Germany		10,060

HONG KONG 1.8%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	47,000	19
HKT Trust & HKT Ltd.	66,000	69
PCCW Ltd.	179,295	82

		170

CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	120,000	51
China Education Group Holdings Ltd.	18,000	15
Chow Tai Fook Jewellery Group Ltd.	36,400	55
Galaxy Entertainment Group Ltd.	7,000	42
Man Wah Holdings Ltd.	24,000	17
Melco Resorts & Entertainment Ltd. (a)	1,809	18
SJM Holdings Ltd. (a)	29,000	11
Skyworth Group Ltd.	104,000	39

		248

CONSUMER STAPLES 0.0%
Alibaba Health Information Technology Ltd. (a)	20,000	12
WH Group Ltd.	91,000	48

		60

FINANCIALS 0.4%
AIA Group Ltd.	28,200	228
Futu Holdings Ltd. (a)	927	53
Hong Kong Exchanges & Clearing Ltd.	6,700	249
Prudential PLC	15,328	165

		695

INDUSTRIALS 0.4%
Cathay Pacific Airways Ltd. (a)	66,000	68
CK Hutchison Holdings Ltd.	31,000	165
Hutchison Port Holdings Trust	269,900	46
Jardine Matheson Holdings Ltd.	2,600	120
MTR Corp. Ltd.	29,000	114
NWS Holdings Ltd.	57,000	65
Pacific Basin Shipping Ltd.	97,000	28
Xinyi Glass Holdings Ltd.	24,000	31

		637

INFORMATION TECHNOLOGY 0.1%
Cowell e Holdings, Inc. (a)	19,000	38
Kingboard Holdings Ltd.	14,700	33
Kingboard Laminates Holdings Ltd.	32,000	22

		93

REAL ESTATE 0.4%
CK Asset Holdings Ltd.	30,000	158
Hongkong Land Holdings Ltd.	21,200	76
Hopson Development Holdings Ltd.	46,285	28
New World Development Co. Ltd.	28,000	54
Sino Land Co. Ltd.	10,000	11
Sun Hung Kai Properties Ltd.	19,000	203
Swire Pacific Ltd. 'A'	12,500	84
Wharf Holdings Ltd.	21,000	52
Wharf Real Estate Investment Co. Ltd.	3,000	12

		678

UTILITIES 0.2%
China Gas Holdings Ltd.	11,800	11
CLP Holdings Ltd.	16,600	122
HK Electric Investments & HK Electric Investments Ltd.	41,500	24
Hong Kong & China Gas Co. Ltd.	51,972	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Power Assets Holdings Ltd.	10,500	51

		244

Total Hong Kong		2,825

IRELAND 1.2%
CONSUMER DISCRETIONARY 0.1%
Flutter Entertainment PLC (a)	804	131

CONSUMER STAPLES 0.1%
Glanbia PLC	5,702	94
Kerry Group PLC 'A'	1,268	106

		200

FINANCIALS 0.1%
Bank of Ireland Group PLC	9,516	93

HEALTH CARE 0.3%
Alkermes PLC (a)	987	28
ICON PLC (a)	655	161
Medtronic PLC	3,548	278

		467

INDUSTRIALS 0.4%
Allegion PLC	642	67
Cimpress PLC (a)	642	45
Experian PLC	5,249	172
Grafton Group PLC	4,295	47
Kingspan Group PLC	862	64
Trane Technologies PLC	1,316	267

		662

MATERIALS 0.2%
James Hardie Industries PLC	10,025	262
Smurfit Kappa Group PLC	1,267	42

		304

Total Ireland		1,857

ISRAEL 0.8%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	60,194	85

CONSUMER STAPLES 0.0%
Strauss Group Ltd. (a)	1,619	34

ENERGY 0.1%
Oil Refineries Ltd.	200,254	66
Paz Ashdod Refinery Ltd. (a)	269	8
Paz Oil Co. Ltd. (a)	269	22

		96

FINANCIALS 0.1%
Bank Hapoalim BM	12,635	113
Bank Leumi Le-Israel BM	18,097	150
Harel Insurance Investments & Financial Services Ltd.	4,683	37
Israel Discount Bank Ltd. 'A'	13,827	75
Mizrahi Tefahot Bank Ltd.	1,851	67
Plus500 Ltd.	1,802	30

		472

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	9,836	100

INDUSTRIALS 0.1%
Danel Adir Yeoshua Ltd.	235	19
Elbit Systems Ltd.	255	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Electra Ltd.	36	14

		84

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	539	72
Monday.com Ltd. (a)	251	40
Nice Ltd. (a)	241	41

		153

MATERIALS 0.1%
ICL Group Ltd.	21,660	119

REAL ESTATE 0.1%
Africa Israel Residences Ltd.	489	25
Azrieli Group Ltd.	238	12
G City Ltd.	7,709	24
YH Dimri Construction & Development Ltd.	516	34

		95

Total Israel		1,238

ITALY 3.3%
COMMUNICATION SERVICES 0.3%
Infrastrutture Wireless Italiane SpA	5,041	60
MFE-MediaForEurope NV 'A'	44,034	19
MFE-MediaForEurope NV 'B'	15,451	10
Telecom Italia SpA (a)	1,313,346	409

		498

CONSUMER DISCRETIONARY 0.3%
Brembo SpA	4,464	55
Ferrari NV	799	236
Moncler SpA	2,333	135

		426

ENERGY 0.7%
Eni SpA	64,881	1,042
Saipem SpA	26,005	40
Saras SpA	46,240	66

		1,148

FINANCIALS 1.0%
Anima Holding SpA	10,914	46
Azimut Holding SpA	3,804	83
Banca Generali SpA	1,199	42
Banca IFIS SpA	4,168	72
Banca Mediolanum SpA	4,025	34
Banca Popolare di Sondrio SpA	14,755	76
Banco BPM SpA	30,752	146
BPER Banca	52,556	160
FinecoBank Banca Fineco SpA	5,060	61
Intesa Sanpaolo SpA	63,713	163
UniCredit SpA	22,990	548
Unipol Gruppo SpA	21,683	117

		1,548

HEALTH CARE 0.1%
Amplifon SpA	1,590	47
DiaSorin SpA	511	47
Recordati Industria Chimica e Farmaceutica SpA	1,801	85

		179

INDUSTRIALS 0.2%
Enav SpA	8,649	32
Interpump Group SpA	359	16
Iveco Group NV (a)	4,869	45
Leonardo SpA	21,554	311

		404

UTILITIES 0.7%
Enel SpA	149,460	917
ERG SpA	2,071	50
Iren SpA	17,963	34
Snam SpA	14,365	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Terna - Rete Elettrica Nazionale	14,087	106

		1,174

Total Italy		5,377

JAPAN 27.3%
COMMUNICATION SERVICES 2.0%
Avex, Inc.	3,700	36
Capcom Co. Ltd.	6,300	227
CyberAgent, Inc.	2,200	12
Fuji Media Holdings, Inc.	6,100	65
GungHo Online Entertainment, Inc.	1,800	28
Hakuhodo DY Holdings, Inc.	1,900	16
Internet Initiative Japan, Inc.	3,100	50
Kadokawa Corp.	3,500	70
KDDI Corp.	23,800	728
Koei Tecmo Holdings Co. Ltd.	700	10
Konami Group Corp.	400	21
Nexon Co. Ltd.	2,700	48
Nintendo Co. Ltd.	8,500	353
Nippon Telegraph & Telephone Corp.	600,000	710
Nippon Television Holdings, Inc.	6,500	66
Softbank Corp.	47,400	536
SoftBank Group Corp.	4,500	190
Square Enix Holdings Co. Ltd.	600	21
Toho Co. Ltd.	900	31

		3,218

CONSUMER DISCRETIONARY 5.1%
Adastria Co. Ltd.	1,900	37
Aisin Corp.	5,700	215
Arata Corp.	100	4
Asics Corp.	2,600	91
ASKUL Corp.	1,100	14
Bandai Namco Holdings, Inc.	7,000	142
Bridgestone Corp.	9,100	355
Casio Computer Co. Ltd.	5,100	43
DCM Holdings Co. Ltd.	8,700	71
EDION Corp.	5,600	55
Exedy Corp.	3,700	65
Fast Retailing Co. Ltd.	900	196
Food & Life Cos., Ltd.	3,200	54
Fujitsu General Ltd.	1,100	21
Geo Holdings Corp.	1,700	27
Goldwin, Inc.	500	34
Haseko Corp.	3,500	45
Heiwa Corp.	700	10
HIS Co. Ltd. (a)	2,300	28
Honda Motor Co. Ltd.	84,300	948
Iida Group Holdings Co. Ltd.	3,500	58
Isetan Mitsukoshi Holdings Ltd.	18,500	214
Isuzu Motors Ltd.	21,200	267
J Front Retailing Co. Ltd.	6,800	70
JTEKT Corp.	9,600	91
K's Holdings Corp.	8,100	74
Kohnan Shoji Co. Ltd.	2,900	76
Koito Manufacturing Co. Ltd.	3,100	47
Mazda Motor Corp.	39,200	445
McDonald's Holdings Co. Japan Ltd.	3,300	126
Mitsubishi Motors Corp.	30,400	133
NHK Spring Co. Ltd.	5,800	44
Nikon Corp.	8,100	85
Nishimatsuya Chain Co. Ltd.	3,800	41
Nissan Motor Co. Ltd.	130,200	575
Nitori Holdings Co. Ltd.	1,000	112
NOK Corp.	5,600	74
Oriental Land Co. Ltd.	6,400	210
PAL GROUP Holdings Co. Ltd.	2,800	36
Paltac Corp.	100	3
Pan Pacific International Holdings Corp.	4,400	92
Panasonic Holdings Corp.	9,700	109
Resorttrust, Inc.	900	13
Rinnai Corp.	300	6
Ryohin Keikaku Co. Ltd.	2,100	27
Saizeriya Co. Ltd.	2,500	81
Sangetsu Corp.	900	18
Sankyo Co. Ltd.	2,400	110
Sega Sammy Holdings, Inc.	3,600	66
Sekisui Chemical Co. Ltd.	3,900	56
Sekisui House Ltd.	5,700	113
Shimamura Co. Ltd.	800	79
Shimano, Inc.	500	67
Skylark Holdings Co. Ltd.	2,900	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Stanley Electric Co. Ltd.	2,800	44
Subaru Corp.	5,200	101
Sumitomo Electric Industries Ltd.	18,600	224
Sumitomo Forestry Co. Ltd.	5,100	129
Sumitomo Rubber Industries Ltd.	8,600	95
Suzuki Motor Corp.	5,300	213
Takashimaya Co. Ltd.	5,300	78
Tokai Rika Co. Ltd.	3,000	47
Tomy Co. Ltd.	3,700	53
Toyo Tire Corp.	3,800	58
Toyoda Gosei Co. Ltd.	3,400	73
Toyota Boshoku Corp.	5,600	102
Toyota Motor Corp.	17,100	307
TS Tech Co. Ltd.	3,600	41
USS Co. Ltd.	3,600	60
Wacoal Holdings Corp.	700	16
Yamada Holdings Co. Ltd.	50,300	155
Yamaha Corp.	700	19
Yamaha Motor Co. Ltd.	4,300	113
Yokohama Rubber Co. Ltd.	1,500	31
Yoshinoya Holdings Co. Ltd.	2,500	47
Zensho Holdings Co. Ltd.	3,000	130
ZOZO, Inc.	1,100	20

		8,269

CONSUMER STAPLES 2.8%
Aeon Co. Ltd.	6,700	133
Ain Holdings, Inc.	100	3
Ajinomoto Co., Inc.	12,200	470
Asahi Group Holdings Ltd.	500	19
Axial Retailing, Inc.	900	23
Belc Co. Ltd.	1,000	46
Calbee, Inc.	2,600	49
Cawachi Ltd.	2,800	47
Earth Corp.	100	3
Fuji Oil Holdings, Inc.	6,200	94
H2O Retailing Corp.	2,100	26
House Foods Group, Inc.	2,500	52
Itoham Yonekyu Holdings, Inc.	1,920	52
Japan Tobacco, Inc.	31,900	734
Kagome Co. Ltd.	2,300	50
Kameda Seika Co. Ltd.	2,000	55
Kao Corp.	7,300	271
Kewpie Corp.	2,900	47
Kikkoman Corp.	700	37
Kirin Holdings Co. Ltd.	15,000	210
Kobe Bussan Co. Ltd.	2,200	52
Kose Corp.	100	7
Lawson, Inc.	800	37
Maruha Nichiro Corp.	2,700	46
MatsukiyoCocokara & Co.	1,800	32
MEIJI Holdings Co. Ltd.	6,000	149
Mitsubishi Shokuhin Co. Ltd.	2,500	65
Mitsui DM Sugar Holdings Co. Ltd.	3,300	66
Morinaga & Co. Ltd.	2,300	83
Morinaga Milk Industry Co. Ltd.	800	30
NH Foods Ltd.	3,600	108
Nichirei Corp.	700	15
Nippn Corp.	3,800	55
Nisshin Oillio Group Ltd.	2,300	64
Nisshin Seifun Group, Inc.	3,800	48
Nissin Foods Holdings Co. Ltd.	600	50
Pigeon Corp.	1,200	14
Pola Orbis Holdings, Inc.	3,800	46
Rohto Pharmaceutical Co. Ltd.	3,200	87
Sakata Seed Corp.	200	6
Seven & i Holdings Co. Ltd.	9,400	368
Shiseido Co. Ltd.	2,200	77
Sugi Holdings Co. Ltd.	200	8
Sundrug Co. Ltd.	2,600	71
Suntory Beverage & Food Ltd.	2,800	85
Toyo Suisan Kaisha Ltd.	700	27
Tsuruha Holdings, Inc.	600	40
Unicharm Corp.	3,600	127
United Super Markets Holdings, Inc.	6,000	43
Yakult Honsha Co. Ltd.	1,600	39
Yamazaki Baking Co. Ltd.	3,700	68
Yokorei Co. Ltd.	8,200	66

		4,500

ENERGY 0.8%
Cosmo Energy Holdings Co. Ltd.	3,700	130
ENEOS Holdings, Inc.	114,400	450
Idemitsu Kosan Co. Ltd.	6,912	158

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Inpex Corp.	28,200	423
Iwatani Corp.	700	35
Japan Petroleum Exploration Co. Ltd.	600	23

		1,219

FINANCIALS 2.1%
Aozora Bank Ltd.	3,000	61
Concordia Financial Group Ltd.	4,900	22
Credit Saison Co. Ltd.	1,000	16
Daiwa Securities Group, Inc.	14,500	84
Hachijuni Bank Ltd.	4,200	23
Hirogin Holdings, Inc.	2,500	15
Hokuhoku Financial Group, Inc.	8,300	89
Hyakujushi Bank Ltd.	3,900	68
Iyogin Holdings, Inc.	2,200	16
JAFCO Group Co. Ltd.	900	10
Japan Exchange Group, Inc.	800	15
Japan Post Bank Co. Ltd.	12,900	112
Japan Post Holdings Co. Ltd.	64,000	512
Japan Post Insurance Co. Ltd.	4,200	71
Kyushu Financial Group, Inc.	3,000	15
Mebuki Financial Group, Inc.	27,900	77
Mitsubishi HC Capital, Inc.	9,800	65
Mitsubishi UFJ Financial Group, Inc.	44,800	380
Mizuho Financial Group, Inc.	30,500	518
MS&AD Insurance Group Holdings, Inc.	8,200	300
Nanto Bank Ltd.	3,800	68
Nishi-Nippon Financial Holdings, Inc.	15,600	178
Resona Holdings, Inc.	15,000	83
Senshu Ikeda Holdings, Inc.	42,300	91
Seven Bank Ltd.	29,100	60
Sumitomo Mitsui Financial Group, Inc.	5,300	260
Sumitomo Mitsui Trust Holdings, Inc.	3,400	128
T&D Holdings, Inc.	2,000	33
Tokyo Century Corp.	1,000	40
Zenkoku Hosho Co. Ltd.	200	7

		3,417

HEALTH CARE 1.3%
Alfresa Holdings Corp.	3,900	64
Asahi Intecc Co. Ltd.	2,100	38
Astellas Pharma, Inc.	21,100	292
Chugai Pharmaceutical Co. Ltd.	2,300	71
Eisai Co. Ltd.	2,900	161
Fukuda Denshi Co. Ltd.	800	29
H.U. Group Holdings, Inc.	2,500	42
Hoya Corp.	700	72
Kaken Pharmaceutical Co. Ltd.	2,200	51
M3, Inc.	800	14
Medipal Holdings Corp.	5,500	93
Nihon Kohden Corp.	800	20
Olympus Corp.	8,300	108
Ono Pharmaceutical Co. Ltd.	2,600	50
Otsuka Holdings Co. Ltd.	2,800	99
Shionogi & Co. Ltd.	900	40
Suzuken Co. Ltd.	2,400	74
Sysmex Corp.	400	19
Taisho Pharmaceutical Holdings Co. Ltd.	600	25
Takeda Pharmaceutical Co. Ltd.	19,441	603
Terumo Corp.	2,800	74
Toho Holdings Co. Ltd.	3,400	73
Tsumura & Co.	2,300	43

		2,155

INDUSTRIALS 6.9%
AGC, Inc.	3,900	137
ANA Holdings, Inc. (a)	8,500	178
Central Glass Co. Ltd.	2,600	52
COMSYS Holdings Corp.	2,800	59
Dai Nippon Printing Co. Ltd.	5,900	153
Daikin Industries Ltd.	1,100	172
DMG Mori Co. Ltd.	4,200	71
East Japan Railway Co.	5,900	338
EXEO Group, Inc.	3,000	61
FANUC Corp.	7,300	190
Fuji Electric Co. Ltd.	500	23
Fujikura Ltd.	12,200	98
Fujitec Co. Ltd.	2,600	60
Furukawa Electric Co. Ltd.	1,800	29
Glory Ltd.	1,200	24
Hankyu Hanshin Holdings, Inc.	2,500	85
Hanwa Co. Ltd.	2,300	73

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Harmonic Drive Systems, Inc.	500	11
Hazama Ando Corp.	5,300	41
Hikari Tsushin, Inc.	200	30
Hino Motors Ltd.	12,700	48
Hitachi Construction Machinery Co. Ltd.	600	18
Hitachi Ltd.	15,400	954
Hitachi Zosen Corp.	9,900	55
Hoshizaki Corp.	200	7
IHI Corp.	2,800	59
ITOCHU Corp.	5,700	206
Japan Airlines Co. Ltd.	9,800	190
Japan Pulp & Paper Co. Ltd.	2,300	75
Kajima Corp.	5,200	85
Kamigumi Co. Ltd.	2,600	54
Kandenko Co. Ltd.	8,200	75
Kawasaki Heavy Industries Ltd.	6,600	160
Kawasaki Kisen Kaisha Ltd.	900	31
Keihan Holdings Co. Ltd. (a)	600	16
Keio Corp.	700	24
Keisei Electric Railway Co. Ltd.	400	14
Kinden Corp.	3,800	55
Kintetsu Group Holdings Co. Ltd. 'L'	2,400	68
Komatsu Ltd.	3,500	94
Kubota Corp.	2,900	43
Kurita Water Industries Ltd.	800	28
Kyushu Railway Co.	2,900	62
LIXIL Corp.	2,900	34
Makita Corp.	1,000	25
Marubeni Corp.	59,900	934
MEITEC Group Holdings, Inc.	2,200	40
Minebea Mitsumi, Inc.	3,500	57
MIRAIT ONE Corp.	3,300	43
Mitsubishi Corp.	6,700	319
Mitsubishi Electric Corp.	7,200	89
Mitsubishi Heavy Industries Ltd.	14,000	781
Mitsui & Co. Ltd.	7,200	261
Mitsui OSK Lines Ltd.	11,100	305
Miura Co. Ltd.	600	12
Nagase & Co. Ltd.	3,500	55
Nagoya Railroad Co. Ltd.	2,900	43
Nankai Electric Railway Co. Ltd.	2,700	52
Nippon Yusen KK	16,100	418
Nisshinbo Holdings, Inc.	8,500	63
NSK Ltd.	20,600	116
NTN Corp.	23,800	45
Obayashi Corp.	9,800	86
Outsourcing, Inc.	1,900	15
Park24 Co. Ltd. (a)	2,100	27
Penta-Ocean Construction Co. Ltd. (a)	7,100	42
Persol Holdings Co. Ltd.	28,000	45
Recruit Holdings Co. Ltd.	2,600	80
Sakai Moving Service Co. Ltd.	3,600	60
Sanwa Holdings Corp.	2,300	31
Secom Co. Ltd.	2,300	156
Seino Holdings Co. Ltd.	2,100	29
Senko Group Holdings Co. Ltd.	6,800	48
SG Holdings Co. Ltd.	2,600	33
Shibaura Machine Co. Ltd.	2,500	69
Shinmaywa Industries Ltd.	5,700	49
SHO-BOND Holdings Co. Ltd.	200	8
SMC Corp.	100	45
Sohgo Security Services Co. Ltd.	11,100	67
Sojitz Corp.	9,240	202
Sotetsu Holdings, Inc.	2,800	55
Sumitomo Corp.	7,400	148
Sumitomo Heavy Industries Ltd.	1,500	38
Taikisha Ltd.	2,400	72
Taisei Corp.	5,800	204
Takeuchi Manufacturing Co. Ltd.	2,700	88
TechnoPro Holdings, Inc.	2,100	46
Tobu Railway Co. Ltd.	3,100	80
Tokyu Corp.	8,600	99
TOPPAN Holdings, Inc.	8,000	191
Toshiba Corp.	8,800	271
TOTO Ltd.	900	23
Toyota Tsusho Corp.	6,000	353
Trancom Co. Ltd.	800	39
West Japan Railway Co.	4,400	182
Yamato Holdings Co. Ltd.	1,900	31
Yaskawa Electric Corp.	2,500	90
Yuasa Trading Co. Ltd.	2,300	64

		11,164

INFORMATION TECHNOLOGY 2.5%
Advantest Corp.	5,600	156

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Alps Alpine Co. Ltd.	7,700	67
Azbil Corp.	700	21
BIPROGY, Inc.	2,200	55
Brother Industries Ltd.	2,800	45
Canon Marketing Japan, Inc.	2,800	73
Canon, Inc.	7,100	171
Citizen Watch Co. Ltd.	12,800	79
Daiwabo Holdings Co. Ltd.	3,400	65
Dexerials Corp.	800	20
Disco Corp.	700	129
DTS Corp.	2,700	58
FUJIFILM Holdings Corp.	3,700	214
Fujitsu Ltd.	600	71
Horiba Ltd.	100	5
Hosiden Corp.	3,900	50
Ibiden Co. Ltd.	1,100	58
Keyence Corp.	600	222
Konica Minolta, Inc. (a)	25,700	84
Macnica Holdings, Inc.	2,600	122
Maxell Ltd.	3,800	42
Murata Manufacturing Co. Ltd.	9,000	164
NEC Corp.	6,900	381
NET One Systems Co. Ltd.	800	15
Nippon Electric Glass Co. Ltd.	3,900	73
Nomura Research Institute Ltd.	3,300	86
Obic Co. Ltd.	300	45
Omron Corp.	2,200	98
Otsuka Corp.	400	17
Renesas Electronics Corp. (a)	9,600	147
Ricoh Co. Ltd.	20,700	179
Sanken Electric Co. Ltd.	500	30
SCREEN Holdings Co. Ltd.	400	19
SCSK Corp.	1,200	21
Seiko Epson Corp.	3,600	56
Shinko Electric Industries Co. Ltd.	3,300	128
SUMCO Corp.	3,000	39
TIS, Inc.	3,400	75
Tokyo Electron Ltd.	4,000	546
Tokyo Seimitsu Co. Ltd.	200	10
Topcon Corp.	1,000	11
Toshiba TEC Corp.	200	5
Trend Micro, Inc.	400	15
Ulvac, Inc.	500	18

		3,985

MATERIALS 2.4%
ARE Holdings, Inc.	2,800	36
Daicel Corp.	10,300	86
DIC Corp.	1,000	16
Dowa Holdings Co. Ltd.	200	6
FP Corp.	200	3
JFE Holdings, Inc.	30,200	442
Kaneka Corp.	2,200	57
Kansai Paint Co. Ltd.	900	13
Kobe Steel Ltd.	30,000	391
Kuraray Co. Ltd.	4,200	50
Mitsubishi Chemical Group Corp.	50,800	320
Mitsubishi Materials Corp.	5,500	89
Mitsui Chemicals, Inc.	3,900	101
Mitsui Mining & Smelting Co. Ltd.	1,600	41
Nakayama Steel Works Ltd.	2,500	15
Nippon Light Metal Holdings Co. Ltd.	1,000	11
Nippon Paint Holdings Co. Ltd.	2,600	17
Nippon Paper Industries Co. Ltd. 'L'	17,900	161
Nippon Steel Corp.	36,800	862
Nissan Chemical Corp.	600	26
Nitto Denko Corp.	2,700	177
Oji Holdings Corp.	17,500	74
Rengo Co. Ltd.	2,400	16
Shin-Etsu Chemical Co. Ltd.	6,000	174
Sumitomo Chemical Co. Ltd.	62,600	170
Sumitomo Osaka Cement Co. Ltd.	2,700	66
Taiheiyo Cement Corp.	3,900	69
Teijin Ltd.	1,500	15
Tokai Carbon Co. Ltd.	3,000	24
Tokuyama Corp.	3,400	53
Tokyo Ohka Kogyo Co. Ltd.	900	54
Tokyo Steel Manufacturing Co. Ltd.	5,900	66
Tosoh Corp.	3,400	44
Toyo Seikan Group Holdings Ltd.	6,000	98
UACJ Corp.	1,000	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

UBE Corp.	3,900	66

		3,930

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,700	179
Relo Group, Inc.	800	8
Tokyu Fudosan Holdings Corp.	5,000	31

		218

UTILITIES 1.3%
Chubu Electric Power Co., Inc.	21,600	275
Chugoku Electric Power Co., Inc.	14,500	89
Electric Power Development Co. Ltd. 'C'	6,600	107
Hokkaido Electric Power Co., Inc.	14,100	61
Hokuriku Electric Power Co.	11,800	64
Kansai Electric Power Co., Inc.	18,500	256
Kyushu Electric Power Co., Inc. (a)	14,700	96
Nippon Gas Co. Ltd.	800	12
Okinawa Electric Power Co., Inc.	6,000	45
Osaka Gas Co. Ltd.	8,900	147
Shikoku Electric Power Co., Inc.	8,900	61
Toho Gas Co. Ltd.	2,600	45
Tohoku Electric Power Co., Inc.	12,300	79
Tokyo Electric Power Co. Holdings, Inc. (a)	116,600	520
Tokyo Gas Co. Ltd.	11,700	265

		2,122

Total Japan		44,197

JORDAN 0.0%
HEALTH CARE 0.0%
Hikma Pharmaceuticals PLC	836	21

Total Jordan		21

LUXEMBOURG 0.5%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular SA (a)	1,322	20
RTL Group SA	1,192	41
SES SA	12,972	85

		146

MATERIALS 0.4%
APERAM SA	2,126	62
ArcelorMittal SA	22,453	562

		624

Total Luxembourg		770

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Sands China Ltd. (a)	8,000	25
Wynn Macau Ltd. (a)	16,000	15

		40

Total Macau		40

NETHERLANDS 4.1%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	64,936	214
Universal Music Group NV	3,208	84
VEON Ltd. ADR «(a)	2,288	0

		298

CONSUMER DISCRETIONARY 0.7%
Just Eat Takeaway.com NV (a)	3,927	48
Stellantis NV	53,930	1,033

		1,081

CONSUMER STAPLES 0.7%
Heineken Holding NV	1,447	109
Heineken NV	289	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Koninklijke Ahold Delhaize NV	31,982	964

		1,098

ENERGY 0.0%
Koninklijke Vopak NV	1,529	52

FINANCIALS 0.9%
ABN AMRO Bank NV	32,623	461
Aegon NV	64,901	313
Euronext NV	1,469	102
ING Groep NV	27,058	357
NN Group NV	4,612	148

		1,381

HEALTH CARE 0.0%
Koninklijke Philips NV (a)	2,112	42
Qiagen NV (a)	323	13

		55

INDUSTRIALS 0.4%
Arcadis NV	1,499	67
IMCD NV	665	84
Randstad NV	2,390	132
Signify NV	6,367	171
TKH Group NV	621	25
Wolters Kluwer NV	1,876	227

		706

INFORMATION TECHNOLOGY 1.0%
ASM International NV	728	304
ASML Holding NV	1,554	915
BE Semiconductor Industries NV	1,418	139
NXP Semiconductors NV	1,342	268

		1,626

MATERIALS 0.2%
Akzo Nobel NV	4,840	349

Total Netherlands		6,646

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	24,599	71

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	3,747	48

INDUSTRIALS 0.1%
Auckland International Airport Ltd.	10,382	49
Fletcher Building Ltd.	15,929	45

		94

UTILITIES 0.1%
Contact Energy Ltd.	9,598	46
Meridian Energy Ltd.	13,557	42

		88

Total New Zealand		301

NORWAY 0.9%
COMMUNICATION SERVICES 0.1%
Telenor ASA	17,097	194

CONSUMER STAPLES 0.1%
Mowi ASA	7,174	127
Orkla ASA	5,401	40
Salmar ASA	811	41

		208

ENERGY 0.3%
Aker Solutions ASA	27,203	109

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Equinor ASA	9,525	312
Frontline PLC	1,315	25

		446

FINANCIALS 0.1%
Gjensidige Forsikring ASA	3,025	44
SpareBank 1 Nord Norge	2,890	26

		70

INDUSTRIALS 0.0%
Tomra Systems ASA	4,854	55
Wallenius Wilhelmsen ASA	1,619	13

		68

INFORMATION TECHNOLOGY 0.1%
Atea ASA	10,523	132

MATERIALS 0.2%
Norsk Hydro ASA	13,211	83
Yara International ASA	5,362	202

		285

Total Norway		1,403

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	3,396	76

ENERGY 0.0%
Galp Energia SGPS SA	2,525	37

UTILITIES 0.3%
EDP - Energias de Portugal SA	91,415	380
REN - Redes Energeticas Nacionais SGPS SA	17,462	45

		425

Total Portugal		538

SINGAPORE 1.6%
COMMUNICATION SERVICES 0.3%
NetLink NBN Trust	63,800	39
Sea Ltd. (a)	2,262	99
Singapore Telecommunications Ltd.	165,800	294

		432

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	459,100	89
Wilmar International Ltd.	66,700	182

		271

ENERGY 0.1%
BW Energy Ltd. (a)	21,859	56
BW LPG Ltd.	8,049	101

		157

FINANCIALS 0.6%
DBS Group Holdings Ltd.	17,600	432
Oversea-Chinese Banking Corp. Ltd.	27,600	258
Singapore Exchange Ltd.	3,300	23
United Overseas Bank Ltd.	15,100	315

		1,028

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	45,800	43
Jardine Cycle & Carriage Ltd.	3,400	79
Keppel Corp. Ltd.	17,100	85
Seatrium Ltd. (a)	323,098	32
Singapore Airlines Ltd.	28,100	133

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Singapore Technologies Engineering Ltd.	29,400	84

		456

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	5,900	53

UTILITIES 0.1%
Sembcorp Industries Ltd.	53,700	200

Total Singapore		2,597

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	3,569	21

Total South Africa		21

SPAIN 4.2%
COMMUNICATION SERVICES 0.6%
Cellnex Telecom SA	814	28
Telefonica SA	222,392	909

		937

CONSUMER DISCRETIONARY 0.4%
Amadeus IT Group SA	1,667	101
Gestamp Automocion SA	13,299	55
Industria de Diseno Textil SA	11,124	414

		570

CONSUMER STAPLES 0.0%
Viscofan SA	1,209	74

ENERGY 0.6%
Repsol SA	61,309	1,008

FINANCIALS 1.6%
Banco Bilbao Vizcaya Argentaria SA	56,710	459
Banco de Sabadell SA	360,149	417
Banco Santander SA	363,282	1,384
Mapfre SA	86,134	175
Unicaja Banco SA	110,341	118

		2,553

HEALTH CARE 0.0%
Almirall SA	4,320	44

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	4,347	156
Aena SME SA	396	60
Cia de Distribucion Integral Logista Holdings SA	2,851	73
Sacyr SA	14,315	42

		331

MATERIALS 0.0%
Acerinox SA	7,644	74

UTILITIES 0.8%
EDP Renovaveis SA	2,783	45
Enagas SA	2,034	34
Endesa SA	12,097	246
Iberdrola SA	51,827	580
Naturgy Energy Group SA	7,694	209
Redeia Corp. SA	9,012	142

		1,256

Total Spain		6,847

SWEDEN 2.2%
COMMUNICATION SERVICES 0.2%
Spotify Technology SA (a)	538	83
Tele2 AB 'B'	4,675	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Telia Co. AB	116,698	241

		360

CONSUMER DISCRETIONARY 0.3%
Autoliv, Inc.	1,017	98
Betsson AB	1,976	22
Bilia AB 'A'	3,243	32
Electrolux AB 'B'	10,007	103
Evolution AB	933	94
Scandic Hotels Group AB	14,489	49

		398

CONSUMER STAPLES 0.2%
AAK AB	2,783	50
Axfood AB	1,948	45
Cloetta AB 'B'	22,493	37
Essity AB 'B'	8,889	192

		324

FINANCIALS 0.2%
Avanza Bank Holding AB	761	13
Nordnet AB publ	1,046	14
Svenska Handelsbanken AB 'A'	15,456	137
Swedbank AB 'A'	11,316	208

		372

HEALTH CARE 0.0%
Elekta AB 'B'	2,130	14
Getinge AB 'B'	717	13

		27

INDUSTRIALS 1.0%
AddTech AB 'B'	1,930	31
Alfa Laval AB	1,556	53
Assa Abloy AB 'B'	2,815	61
Atlas Copco AB 'A'	25,923	348
Beijer Ref AB	2,372	25
Epiroc AB 'A'	5,823	111
Indutrade AB	3,209	59
Lifco AB 'B'	772	14
Saab AB 'B'	395	20
Sandvik AB	7,289	134
Securitas AB 'B'	2,128	17
SKF AB 'B'	8,071	134
Volvo AB 'B'	27,792	572

		1,579

INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	11,468	56

MATERIALS 0.2%
Hexpol AB	2,907	26
SSAB AB 'A'	40,160	226

		252

REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	3,153	51
Hufvudstaden AB 'A'	3,601	40

		91

UTILITIES 0.0%
Orron Energy ab	46,769	31

Total Sweden		3,490

SWITZERLAND 5.9%
COMMUNICATION SERVICES 0.1%
Swisscom AG	402	239

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont SA	4,320	526
Dufry AG (a)	1,190	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Garmin Ltd.	1,372	144

		715

CONSUMER STAPLES 0.8%
Barry Callebaut AG	32	51
Chocoladefabriken Lindt & Spruengli AG	8	89
Coca-Cola HBC AG	1,702	46
Emmi AG	37	35
Nestle SA	9,230	1,045

		1,266

FINANCIALS 1.1%
Banque Cantonale Vaudoise	728	76
Cembra Money Bank AG	772	52
Julius Baer Group Ltd.	541	35
Partners Group Holding AG	114	128
St Galler Kantonalbank AG	90	49
Swiss Life Holding AG	254	158
Swiss Re AG	2,358	242
UBS Group AG	10,508	259
Valiant Holding AG	651	67
Zurich Insurance Group AG	1,769	810

		1,876

HEALTH CARE 0.9%
Galenica AG	1,025	76
Novartis AG	4,451	454
Roche Holding AG	2,762	754
Sonova Holding AG	220	52
Straumann Holding AG	588	75

		1,411

INDUSTRIALS 1.3%
ABB Ltd.	16,932	604
Adecco Group AG	5,941	244
Bucher Industries AG	119	45
Daetwyler Holding AG	334	64
DKSH Holding AG	773	52
dormakaba Holding AG	141	69
Flughafen Zurich AG	266	51
Forbo Holding AG	29	35
Geberit AG	352	176
Georg Fischer AG	719	40
Kuehne & Nagel International AG	773	220
Schindler Holding AG	504	101
Schweiter Technologies AG	108	69
SGS SA	1,241	104
Sulzer AG	1,076	103
VAT Group AG	292	104

		2,081

INFORMATION TECHNOLOGY 0.1%
ALSO Holding AG	118	29
Landis & Gyr Group AG	861	62
Logitech International SA	1,902	131
Temenos AG	438	31

		253

MATERIALS 0.9%
EMS-Chemie Holding AG	61	41
Givaudan SA	53	173
Glencore PLC	156,116	889
Holcim AG	1,231	79
SIG Group AG	2,811	69
Sika AG	588	149

		1,400

REAL ESTATE 0.2%
Allreal Holding AG	277	44
PSP Swiss Property AG	803	95
Swiss Prime Site AG	1,495	137

		276

UTILITIES 0.1%
BKW AG	517	91

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Total Switzerland		9,608

UNITED KINGDOM 12.7%
COMMUNICATION SERVICES 0.9%
Auto Trader Group PLC	5,185	39
BT Group PLC	233,441	332
Informa PLC	7,262	66
ITV PLC	18,958	16
Vodafone Group PLC	913,088	856
WPP PLC	6,634	59

		1,368

CONSUMER DISCRETIONARY 1.4%
B&M European Value Retail SA	31,739	226
Barratt Developments PLC	16,327	88
Berkeley Group Holdings PLC	597	30
Burberry Group PLC	5,906	137
Compass Group PLC	4,085	99
Frasers Group PLC (a)	5,887	58
Games Workshop Group PLC	902	116
Greggs PLC	2,275	68
Halfords Group PLC	10,377	25
Inchcape PLC	5,428	50
InterContinental Hotels Group PLC	1,973	146
JD Sports Fashion PLC	18,906	34
Kingfisher PLC	103,539	281
Mitchells & Butlers PLC (a)	16,353	45
Next PLC	2,382	211
Pearson PLC	21,340	225
Persimmon PLC	16,226	213
Pets at Home Group PLC	8,727	36
Taylor Wimpey PLC	123,493	176
Whitbread PLC	1,720	72

		2,336

CONSUMER STAPLES 2.4%
Associated British Foods PLC	5,433	136
Cranswick PLC	1,016	44
Diageo PLC	7,781	287
Imperial Brands PLC	24,867	504
J Sainsbury PLC	99,898	308
Marks & Spencer Group PLC (a)	60,835	175
Ocado Group PLC (a)	4,578	33
Premier Foods PLC	34,522	51
Reckitt Benckiser Group PLC	4,995	352
Tate & Lyle PLC	8,245	69
Tesco PLC	138,288	445
Unilever PLC	30,548	1,511

		3,915

ENERGY 1.3%
BP PLC	233,005	1,502
John Wood Group PLC (a)	12,494	23
Shell PLC	11,963	379
Subsea 7 SA	12,207	168

		2,072

FINANCIALS 1.4%
3i Group PLC	12,851	323
abrdn PLC	94,550	179
Admiral Group PLC	5,678	164
Aviva PLC	9,807	46
Barclays PLC	43,301	83
Direct Line Insurance Group PLC	53,769	112
Hargreaves Lansdown PLC	3,770	35
HSBC Holdings PLC	41,648	326
IG Group Holdings PLC	5,949	47
Intermediate Capital Group PLC	1,675	28
London Stock Exchange Group PLC	1,812	182
M&G PLC	96,754	232
Man Group PLC	30,466	83
NatWest Group PLC	61,102	175
Schroders PLC	12,371	61
Standard Chartered PLC	21,758	200
Vanquis Banking Group PLC	11,728	18

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Virgin Money UK PLC	8,069	17

		2,311

HEALTH CARE 1.1%
AstraZeneca PLC	7,243	977
ConvaTec Group PLC	18,111	48
Dechra Pharmaceuticals PLC	846	39
GSK PLC	35,272	638
Smith & Nephew PLC	5,108	64

		1,766

INDUSTRIALS 2.2%
Ashtead Group PLC	3,212	195
BAE Systems PLC	48,400	588
Balfour Beatty PLC	14,279	56
Bunzl PLC	2,918	104
CNH Industrial NV	11,278	137
Diploma PLC	1,623	59
easyJet PLC	13,825	72
Ferguson PLC	1,857	306
Firstgroup PLC	43,528	80
Howden Joinery Group PLC	16,406	147
IMI PLC	4,716	90
International Consolidated Airlines Group SA (a)	140,880	253
International Distributions Services PLC	38,705	123
Intertek Group PLC	2,201	110
Morgan Sindall Group PLC	1,838	46
Pagegroup PLC	6,752	34
RELX PLC	16,103	543
Rentokil Initial PLC	30,869	229
Rolls-Royce Holdings PLC (a)	25,688	69
Rotork PLC	5,022	19
RS Group PLC	5,738	51
Smiths Group PLC	2,232	44
Spirax-Sarco Engineering PLC	662	77
Travis Perkins PLC	3,535	36
Weir Group PLC	4,260	98

		3,566

INFORMATION TECHNOLOGY 0.2%
Computacenter PLC	1,497	46
Halma PLC	3,469	82
Sage Group PLC	10,704	129
Spectris PLC	624	26

		283

MATERIALS 0.9%
Anglo American PLC	5,452	150
Croda International PLC	1,814	108
DS Smith PLC	11,247	39
Johnson Matthey PLC	7,591	150
Mondi PLC	5,681	95
Rio Tinto PLC	13,808	867

		1,409

REAL ESTATE 0.0%
Grainger PLC	9,037	26
Savills PLC	3,098	33

		59

UTILITIES 0.9%
Centrica PLC	320,772	603
Drax Group PLC	12,146	65
National Grid PLC	35,831	429
Severn Trent PLC	1,732	50
SSE PLC	10,239	201
United Utilities Group PLC	10,748	124

		1,472

Total United Kingdom		20,557

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	6,436	78

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

HEALTH CARE 0.0%
BeiGene Ltd. (a)	2,800	39

Total United States		117

Total Common Stocks (Cost $148,704)		156,447

PREFERRED STOCKS 0.8%
GERMANY 0.8%
INDUSTRIALS 0.7%
Henkel AG & Co. KGaA	2,064	147
Sartorius AG	144	49
Schaeffler AG	6,666	38
Volkswagen AG	7,544	867

		1,101

MATERIALS 0.1%
Fuchs SE	3,599	139
STO SE & Co. KGaA	393	54

		193

Total Preferred Stocks (Cost $1,522)		1,294

REAL ESTATE INVESTMENT TRUSTS 1.3%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	3,839	23
GPT Group	15,604	39
Stockland	18,094	46
Vicinity Ltd.	25,925	28

		136

Total Australia		136

BELGIUM 0.0%
REAL ESTATE 0.0%
Cofinimmo SA	234	16
Warehouses De Pauw CVA	1,493	37

		53

Total Belgium		53

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust	1,500	20
Canadian Apartment Properties REIT	1,268	42
Dream Office Real Estate Investment Trust	2,302	16
Granite Real Estate Investment Trust	924	49

		127

Total Canada		127

FRANCE 0.0%
REAL ESTATE 0.0%
Klepierre SA	2,427	59

Total France		59

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	51,000	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Link REIT	17,100	84

		114

Total Hong Kong		114

JAPAN 0.7%
REAL ESTATE 0.7%
Activia Properties, Inc.	7	19
Advance Residence Investment Corp.	25	57
AEON REIT Investment Corp.	39	38
Daiwa House REIT Investment Corp.	24	42
Daiwa Office Investment Corp.	2	9
Daiwa Securities Living Investments Corp.	65	48
Frontier Real Estate Investment Corp.	2	6
GLP J-Reit	37	33
Hulic Reit, Inc.	31	33
Industrial & Infrastructure Fund Investment Corp.	31	29
Invincible Investment Corp.	154	64
Japan Excellent, Inc.	38	34
Japan Hotel REIT Investment Corp.	201	105
Japan Logistics Fund, Inc.	25	49
Japan Metropolitan Fund Invest	91	59
Japan Prime Realty Investment Corp.	8	19
Japan Real Estate Investment Corp.	7	27
Kenedix Office Investment Corp.	20	46
Mori Hills REIT Investment Corp.	32	30
Mori Trust Reit, Inc.	81	39
Nippon Accommodations Fund, Inc.	3	13
Nippon Building Fund, Inc.	9	37
Nippon Prologis REIT, Inc.	24	45
Nomura Real Estate Master Fund, Inc.	39	44
NTT UD REIT Investment Corp.	52	48
Orix JREIT, Inc.	36	43
Sekisui House Reit, Inc.	83	46
United Urban Investment Corp.	51	53

		1,115

Total Japan		1,115

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	1,466	58

Total Luxembourg		58

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	36,700	74
CapitaLand Integrated Commercial Trust	30,300	41
Keppel DC REIT	29,900	45
Mapletree Industrial Trust	26,935	44

		204

Total Singapore		204

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	3,091	18

Total Spain		18

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
Assura PLC	34,131	17
Big Yellow Group PLC	2,649	30
Great Portland Estates PLC	4,525	23
Land Securities Group PLC	6,859	49
LondonMetric Property PLC	16,599	35
Segro PLC	7,176	63

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Tritax Big Box REIT PLC	34,045	58

		275

Total United Kingdom		275

Total Real Estate Investment Trusts (Cost $2,685)		2,159

RIGHTS 0.0%
ITALY 0.0%
CONSUMER DISCRETIONARY 0.0%
Brembo SpA - Exp. 10/03/2023 (a)	3,868	0

Total Rights (Cost $0)		0

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040	58	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		979

Total Short-Term Instruments (Cost $979)		979

Total Investments in Securities (Cost $153,890)		160,879

Total Investments 99.4% (Cost $153,890)		$160,879
Other Assets and Liabilities, net 0.6%		1,010

Net Assets 100.0%		$161,889

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$979	U.S. Treasury Notes 0.750% due 04/30/2026		$(999)	$979	$979

Total Repurchase Agreements							$(999)	$979	$979

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$226	$0	$226
	Consumer Discretionary				0	940	0	940
	Consumer Staples				0	704	0	704
	Energy				0	487	0	487
	Financials				0	1,311	0	1,311
	Health Care				0	546	0	546
	Industrials				0	992	0	992
	Information Technology				0	105	0	105
	Materials				0	2,496	0	2,496
	Real Estate				0	45	0	45
	Utilities				0	529	0	529
Austria
	Energy				0	79	0	79
	Financials				0	51	0	51
	Industrials				0	53	0	53
	Materials				0	85	0	85
	Real Estate				0	66	0	66
	Utilities				0	41	0	41
Belgium
	Communication Services				0	41	0	41
	Consumer Staples				40	88	0	128
	Energy				25	0	0	25
	Financials				0	144	0	144
	Health Care				0	54	0	54
	Industrials				0	42	0	42
	Information Technology				0	47	0	47
	Materials				0	53	0	53
Canada
	Communication Services				537	0	0	537
	Consumer Discretionary				1,760	0	0	1,760
	Consumer Staples				1,067	0	0	1,067
	Energy				1,951	0	0	1,951
	Financials				1,256	0	0	1,256
	Industrials				1,739	0	0	1,739
	Information Technology				1,137	0	0	1,137
	Materials				1,549	0	0	1,549
	Real Estate				121	0	0	121
	Utilities				543	0	0	543
Chile
	Materials				0	77	0	77
Denmark
	Consumer Discretionary				0	129	0	129
	Consumer Staples				0	178	0	178
	Financials				0	192	0	192
	Health Care				0	1,941	0	1,941
	Industrials				0	618	0	618
	Materials				0	133	0	133
	Utilities				0	52	0	52
Finland

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Communication Services	0	69	0	69
Consumer Staples	0	81	0	81
Energy	0	90	0	90
Financials	0	308	0	308
Health Care	0	64	0	64
Industrials	0	319	0	319
Information Technology	0	98	0	98
Materials	0	314	0	314
Real Estate	0	66	0	66
Utilities	0	46	0	46
France
Communication Services	0	1,423	0	1,423
Consumer Discretionary	0	2,696	0	2,696
Consumer Staples	0	1,141	0	1,141
Energy	0	569	0	569
Financials	0	1,434	0	1,434
Health Care	0	471	0	471
Industrials	0	3,062	0	3,062
Information Technology	0	273	0	273
Materials	0	322	0	322
Utilities	0	821	0	821
Germany
Communication Services	0	370	0	370
Consumer Discretionary	0	3,031	0	3,031
Consumer Staples	0	219	0	219
Financials	0	1,786	0	1,786
Health Care	0	337	0	337
Industrials	45	1,922	0	1,967
Information Technology	0	1,067	0	1,067
Materials	0	879	0	879
Real Estate	0	229	0	229
Utilities	0	175	0	175
Hong Kong
Communication Services	0	170	0	170
Consumer Discretionary	18	230	0	248
Consumer Staples	0	60	0	60
Financials	53	642	0	695
Industrials	0	637	0	637
Information Technology	0	93	0	93
Real Estate	0	678	0	678
Utilities	0	244	0	244
Ireland
Consumer Discretionary	0	131	0	131
Consumer Staples	94	106	0	200
Financials	0	93	0	93
Health Care	467	0	0	467
Industrials	426	236	0	662
Materials	0	304	0	304
Israel
Communication Services	0	85	0	85
Consumer Staples	0	34	0	34
Energy	8	88	0	96
Financials	30	442	0	472
Health Care	100	0	0	100
Industrials	0	84	0	84
Information Technology	112	41	0	153
Materials	0	119	0	119
Real Estate	25	70	0	95
Italy
Communication Services	19	479	0	498
Consumer Discretionary	0	426	0	426
Energy	0	1,148	0	1,148
Financials	0	1,548	0	1,548
Health Care	0	179	0	179
Industrials	0	404	0	404
Utilities	0	1,174	0	1,174
Japan
Communication Services	0	3,218	0	3,218
Consumer Discretionary	126	8,143	0	8,269
Consumer Staples	0	4,500	0	4,500
Energy	0	1,219	0	1,219
Financials	0	3,417	0	3,417
Health Care	0	2,155	0	2,155
Industrials	0	11,164	0	11,164
Information Technology	0	3,985	0	3,985
Materials	0	3,930	0	3,930
Real Estate	0	218	0	218
Utilities	0	2,122	0	2,122
Jordan
Health Care	0	21	0	21
Luxembourg
Communication Services	0	146	0	146
Materials	0	624	0	624
Macau
Consumer Discretionary	0	40	0	40
Netherlands

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Communication Services	0	298	0	298
Consumer Discretionary	0	1,081	0	1,081
Consumer Staples	0	1,098	0	1,098
Energy	0	52	0	52
Financials	0	1,381	0	1,381
Health Care	13	42	0	55
Industrials	0	706	0	706
Information Technology	268	1,358	0	1,626
Materials	0	349	0	349
New Zealand
Communication Services	0	71	0	71
Health Care	0	48	0	48
Industrials	49	45	0	94
Utilities	0	88	0	88
Norway
Communication Services	0	194	0	194
Consumer Staples	0	208	0	208
Energy	25	421	0	446
Financials	0	70	0	70
Industrials	0	68	0	68
Information Technology	132	0	0	132
Materials	0	285	0	285
Portugal
Consumer Staples	0	76	0	76
Energy	0	37	0	37
Utilities	0	425	0	425
Singapore
Communication Services	99	333	0	432
Consumer Staples	0	271	0	271
Energy	101	56	0	157
Financials	0	1,028	0	1,028
Industrials	0	456	0	456
Information Technology	0	53	0	53
Utilities	0	200	0	200
South Africa
Financials	21	0	0	21
Spain
Communication Services	0	937	0	937
Consumer Discretionary	0	570	0	570
Consumer Staples	0	74	0	74
Energy	0	1,008	0	1,008
Financials	0	2,553	0	2,553
Health Care	44	0	0	44
Industrials	0	331	0	331
Materials	0	74	0	74
Utilities	0	1,256	0	1,256
Sweden
Communication Services	83	277	0	360
Consumer Discretionary	98	300	0	398
Consumer Staples	45	279	0	324
Financials	0	372	0	372
Health Care	0	27	0	27
Industrials	0	1,579	0	1,579
Information Technology	0	56	0	56
Materials	0	252	0	252
Real Estate	0	91	0	91
Utilities	0	31	0	31
Switzerland
Communication Services	0	239	0	239
Consumer Discretionary	144	571	0	715
Consumer Staples	0	1,266	0	1,266
Financials	49	1,827	0	1,876
Health Care	0	1,411	0	1,411
Industrials	0	2,081	0	2,081
Information Technology	0	253	0	253
Materials	0	1,400	0	1,400
Real Estate	0	276	0	276
Utilities	0	91	0	91
United Kingdom
Communication Services	0	1,368	0	1,368
Consumer Discretionary	70	2,266	0	2,336
Consumer Staples	120	3,795	0	3,915
Energy	0	2,072	0	2,072
Financials	18	2,293	0	2,311
Health Care	0	1,766	0	1,766
Industrials	56	3,510	0	3,566
Information Technology	0	283	0	283
Materials	0	1,409	0	1,409
Real Estate	59	0	0	59
Utilities	115	1,357	0	1,472
United States
Consumer Discretionary	0	78	0	78
Health Care	0	39	0	39
Preferred Stocks
Germany
Industrials	0	1,101	0	1,101

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Materials	0	193	0	193
Real Estate Investment Trusts
Australia
Real Estate	0	136	0	136
Belgium
Real Estate	0	53	0	53
Canada
Real Estate	127	0	0	127
France
Real Estate	0	59	0	59
Hong Kong
Real Estate	0	114	0	114
Japan
Real Estate	0	1,115	0	1,115
Luxembourg
Real Estate	0	58	0	58
Singapore
Real Estate	0	204	0	204
Spain
Real Estate	0	18	0	18
United Kingdom
Real Estate	40	235	0	275
Short-Term Instruments
Repurchase Agreements	0	979	0	979

Total Investments	$15,024	$145,855	$0	$160,879

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 97.3%
IRELAND 0.3%
INFORMATION TECHNOLOGY 0.3%
Accenture PLC 'A'	1,414	$434

Total Ireland		434

UNITED KINGDOM 0.4%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	4,714	88

CONSUMER STAPLES 0.0%
Nomad Foods Ltd. (a)	27	0

ENERGY 0.1%
TechnipFMC PLC	5,666	115

FINANCIALS 0.1%
Janus Henderson Group PLC	1,197	31
Willis Towers Watson PLC	209	44

		75

INDUSTRIALS 0.1%
Nvent Electric PLC	783	41
Pentair PLC	2,193	142

		183

MATERIALS 0.0%
Amcor PLC	5,858	54

Total United Kingdom		515

UNITED STATES 96.6%
COMMUNICATION SERVICES 5.2%
Activision Blizzard, Inc.	1,904	178
AT&T, Inc.	98,127	1,474
Charter Communications, Inc. 'A' (a)	603	265
Cinemark Holdings, Inc. (a)	2,415	44
Comcast Corp. 'A'	14,165	628
EchoStar Corp. 'A' (a)	690	12
Electronic Arts, Inc.	508	61
Fox Corp. 'A'	1,107	35
Interpublic Group of Cos., Inc.	4,475	128
John Wiley & Sons, Inc. 'A'	390	15
Liberty Broadband Corp. 'C' (a)	394	36
Liberty Latin America Ltd. 'C' (a)	3,054	25
Lumen Technologies, Inc. (a)	26,269	37
Meta Platforms, Inc. 'A' (a)	6,997	2,101
Netflix, Inc. (a)	808	305
New York Times Co. 'A'	1,189	49
News Corp. 'A'	3,714	75
Nexstar Media Group, Inc. 'A'	388	56
Omnicom Group, Inc.	1,804	134
Paramount Global 'B'	4,191	54
Pinterest, Inc. 'A' (a)	1,994	54
Roku, Inc. (a)	385	27
Scholastic Corp.	287	11
Snap, Inc. 'A' (a)	2,489	22
T-Mobile U.S., Inc.	639	89
Take-Two Interactive Software, Inc. (a)	361	51
TEGNA, Inc.	3,327	48
Telephone & Data Systems, Inc.	3,999	73
Verizon Communications, Inc.	9,662	313

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Yelp, Inc. (a)	1,455	61

		6,461

CONSUMER DISCRETIONARY 11.9%
Abercrombie & Fitch Co. 'A' (a)	2,833	160
Academy Sports & Outdoors, Inc.	983	46
Acushnet Holdings Corp.	267	14
Adient PLC (a)	2,449	90
ADT, Inc.	2,099	13
Adtalem Global Education, Inc. (a)	838	36
American Axle & Manufacturing Holdings, Inc. (a)	2,331	17
American Eagle Outfitters, Inc.	7,228	120
Asbury Automotive Group, Inc. (a)	493	113
AutoNation, Inc. (a)	1,035	157
AutoZone, Inc. (a)	179	455
Bath & Body Works, Inc.	1,245	42
Best Buy Co., Inc.	5,072	352
Bloomin' Brands, Inc.	1,230	30
Booking Holdings, Inc. (a)	233	719
BorgWarner, Inc.	1,759	71
Bright Horizons Family Solutions, Inc. (a)	275	22
Brunswick Corp.	1,008	80
Buckle, Inc.	729	24
Burlington Stores, Inc. (a)	208	28
Caesars Entertainment, Inc. (a)	639	30
Carnival Corp. (a)	7,486	103
Carter's, Inc.	1,717	119
Cheesecake Factory, Inc.	929	28
Chipotle Mexican Grill, Inc. (a)	103	189
Churchill Downs, Inc.	512	59
Coupang, Inc. (a)	2,230	38
Cracker Barrel Old Country Store, Inc.	600	40
Crocs, Inc. (a)	407	36
Dana, Inc.	3,108	46
Darden Restaurants, Inc.	648	93
Dave & Buster's Entertainment, Inc. (a)	406	15
Deckers Outdoor Corp. (a)	242	124
Dick's Sporting Goods, Inc.	1,213	132
Dillard's, Inc. 'A'	144	48
Domino's Pizza, Inc.	480	182
DoorDash, Inc. 'A' (a)	1,043	83
Dorman Products, Inc. (a)	198	15
DR Horton, Inc.	562	60
eBay, Inc.	6,149	271
Five Below, Inc. (a)	176	28
Floor & Decor Holdings, Inc. 'A' (a)	391	35
Foot Locker, Inc.	3,698	64
Ford Motor Co.	53,662	666
Gap, Inc.	7,380	78
General Motors Co.	19,627	647
Gentex Corp.	2,762	90
Genuine Parts Co.	268	39
Goodyear Tire & Rubber Co. (a)	6,918	86
Graham Holdings Co. 'B'	35	20
Grand Canyon Education, Inc. (a)	442	52
Group 1 Automotive, Inc.	416	112
Guess?, Inc.	1,167	25
H&R Block, Inc.	3,344	144
Hanesbrands, Inc.	2,911	12
Harley-Davidson, Inc.	1,244	41
Helen of Troy Ltd. (a)	114	13
Hilton Worldwide Holdings, Inc.	422	63
Home Depot, Inc.	3,015	911
Hyatt Hotels Corp. 'A'	114	12
International Game Technology PLC	1,686	51
Jack in the Box, Inc.	907	63
KB Home	661	31
Kohl's Corp.	4,056	85
Kontoor Brands, Inc.	990	43
La-Z-Boy, Inc.	766	24
Las Vegas Sands Corp.	3,515	161
Laureate Education, Inc.	1,102	16
Lear Corp.	841	113
Leggett & Platt, Inc.	1,666	42
Lennar Corp. 'A'	484	54
Light & Wonder, Inc. (a)	260	19
Lithia Motors, Inc.	239	71
Lowe's Cos., Inc.	2,254	468
M/I Homes, Inc. (a)	456	38
Macy's, Inc.	4,999	58
Marriott International, Inc. 'A'	785	154
McDonald's Corp.	4,000	1,054
MDC Holdings, Inc.	1,305	54
Meritage Homes Corp.	610	75
MGM Resorts International	587	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Murphy USA, Inc.	641	219
Newell Brands, Inc.	757	7
NIKE, Inc. 'B'	3,514	336
Nordstrom, Inc.	2,019	30
Norwegian Cruise Line Holdings Ltd. (a)	1,858	31
NVR, Inc. (a)	12	72
O'Reilly Automotive, Inc. (a)	469	426
ODP Corp. (a)	1,073	49
Penske Automotive Group, Inc.	646	108
Polaris, Inc.	209	22
Pool Corp.	243	87
PulteGroup, Inc.	2,028	150
PVH Corp.	648	50
Qurate Retail, Inc. (a)	15,792	10
Ralph Lauren Corp.	561	65
Red Rock Resorts, Inc. 'A'	263	11
RH - Restoration Hardware Holdings, Inc. (a)	50	13
Ross Stores, Inc.	607	69
Royal Caribbean Cruises Ltd. (a)	437	40
Sally Beauty Holdings, Inc. (a)	3,330	28
Service Corp. International	1,365	78
Signet Jewelers Ltd.	729	52
Skechers USA, Inc. 'A' (a)	594	29
Sonic Automotive, Inc. 'A'	302	14
Starbucks Corp.	3,759	343
Steven Madden Ltd.	873	28
Strategic Education, Inc.	161	12
Taylor Morrison Home Corp. (a)	3,165	135
Tempur Sealy International, Inc.	1,857	80
Texas Roadhouse, Inc.	482	46
Thor Industries, Inc.	1,379	131
TJX Cos., Inc.	4,022	357
Toll Brothers, Inc.	1,282	95
TopBuild Corp. (a)	113	28
Tractor Supply Co.	454	92
Tri Pointe Homes, Inc. (a)	3,226	88
Ulta Beauty, Inc. (a)	209	83
Urban Outfitters, Inc. (a)	2,317	76
Vail Resorts, Inc.	342	76
Valvoline, Inc.	1,289	42
VF Corp.	1,113	20
Vista Outdoor, Inc. (a)	301	10
Visteon Corp. (a)	617	85
Wendy's Co.	4,646	95
Whirlpool Corp.	930	124
Williams-Sonoma, Inc.	1,021	159
Wyndham Hotels & Resorts, Inc.	494	34
Wynn Resorts Ltd.	309	29
Yum! Brands, Inc.	2,103	263

		14,661

CONSUMER STAPLES 10.8%
Albertsons Cos., Inc. 'A'	613	14
Altria Group, Inc.	17,344	729
Andersons, Inc.	467	24
Archer-Daniels-Midland Co.	7,131	538
B&G Foods, Inc.	1,691	17
Boston Beer Co., Inc. 'A' (a)	85	33
Brown-Forman Corp. 'B'	2,200	127
Bunge Ltd.	2,549	276
Cal-Maine Foods, Inc.	1,229	59
Campbell Soup Co.	296	12
Casey's General Stores, Inc.	637	173
Central Garden & Pet Co. 'A' (a)	331	13
Church & Dwight Co., Inc.	1,076	99
Clorox Co.	1,242	163
Coca-Cola Co.	14,875	833
Coca-Cola Consolidated, Inc.	25	16
Colgate-Palmolive Co.	3,570	254
Conagra Brands, Inc.	724	20
Constellation Brands, Inc. 'A'	221	55
Costco Wholesale Corp.	518	293
Dollar General Corp.	758	80
Dollar Tree, Inc. (a)	381	40
Edgewell Personal Care Co.	1,188	44
Flowers Foods, Inc.	2,167	48
General Mills, Inc.	1,646	105
Herbalife Ltd. (a)	1,281	18
Hershey Co.	455	91
Hormel Foods Corp.	395	15
Ingles Markets, Inc. 'A'	221	17
Ingredion, Inc.	580	57
J & J Snack Foods Corp.	84	14
J M Smucker Co.	303	37
Kellogg Co.	1,575	94

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Keurig Dr Pepper, Inc.	1,043	33
Kimberly-Clark Corp.	1,755	212
Kraft Heinz Co.	3,470	117
Kroger Co.	10,050	450
Lamb Weston Holdings, Inc.	1,502	139
Lancaster Colony Corp.	309	51
McCormick & Co., Inc.	1,188	90
Molson Coors Beverage Co. 'B'	2,380	151
Mondelez International, Inc. 'A'	4,704	326
Monster Beverage Corp. (a)	3,341	177
National Beverage Corp. (a)	201	9
Nu Skin Enterprises, Inc. 'A'	1,251	26
PepsiCo, Inc.	8,056	1,365
Performance Food Group Co. (a)	2,017	119
Philip Morris International, Inc.	9,212	853
Post Holdings, Inc. (a)	799	68
PriceSmart, Inc.	200	15
Procter & Gamble Co.	5,044	736
Sprouts Farmers Market, Inc. (a)	4,064	174
Sysco Corp.	1,934	128
Target Corp.	5,833	645
TreeHouse Foods, Inc. (a)	772	34
Tyson Foods, Inc. 'A'	2,593	131
United Natural Foods, Inc. (a)	1,188	17
Universal Corp.	224	11
US Foods Holding Corp. (a)	2,754	109
Vector Group Ltd.	2,020	21
Walgreens Boots Alliance, Inc.	20,022	445
Walmart, Inc.	13,804	2,208
Weis Markets, Inc.	154	10

		13,278

ENERGY 7.7%
Antero Resources Corp. (a)	1,530	39
APA Corp.	389	16
Archrock, Inc.	1,717	22
Baker Hughes Co.	10,291	364
ChampionX Corp.	602	21
Chevron Corp.	8,560	1,443
Civitas Resources, Inc.	152	12
CNX Resources Corp. (a)	3,058	69
ConocoPhillips	2,653	318
CVR Energy, Inc.	1,120	38
Delek U.S. Holdings, Inc.	2,811	80
Equitrans Midstream Corp.	1,319	12
Exxon Mobil Corp.	13,809	1,624
Halliburton Co.	1,369	55
Helmerich & Payne, Inc.	1,639	69
Hess Corp.	1,184	181
HF Sinclair Corp.	305	17
Kinder Morgan, Inc.	3,409	57
Marathon Oil Corp.	7,715	206
Marathon Petroleum Corp.	9,014	1,364
Murphy Oil Corp.	1,749	79
Nabors Industries Ltd. (a)	93	11
NOV, Inc.	6,766	141
Occidental Petroleum Corp.	2,859	186
Oceaneering International, Inc. (a)	2,325	60
Patterson-UTI Energy, Inc.	5,031	70
PBF Energy, Inc. 'A'	3,288	176
Peabody Energy Corp.	2,020	53
Permian Resources Corp.	3,762	53
Phillips 66	8,257	992
Range Resources Corp.	1,566	51
Schlumberger NV	5,771	336
SM Energy Co.	1,670	66
Targa Resources Corp.	1,061	91
Transocean Ltd. (a)	9,108	75
Valero Energy Corp.	7,648	1,084
World Kinect Corp.	1,371	31

		9,562

FINANCIALS 12.8%
Affiliated Managers Group, Inc.	649	85
Aflac, Inc.	1,385	106
Allstate Corp.	2,416	269
Ally Financial, Inc.	4,966	133
American Equity Investment Life Holding Co.	1,294	69
American International Group, Inc.	8,277	502
Ameriprise Financial, Inc.	185	61
Aon PLC 'A'	910	295
Apollo Global Management, Inc.	1,517	136
Ares Management Corp. 'A'	934	96
Arthur J Gallagher & Co.	622	142

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Artisan Partners Asset Management, Inc. 'A'	719	27
Assurant, Inc.	202	29
Bank of New York Mellon Corp.	5,549	237
Berkshire Hathaway, Inc. 'B' (a)	3,285	1,151
BlackRock, Inc.	230	149
Blackstone, Inc.	1,212	130
Bread Financial Holdings, Inc.	1,494	51
Brighthouse Financial, Inc. (a)	1,653	81
Brown & Brown, Inc.	1,013	71
Capital One Financial Corp.	4,104	398
Citigroup, Inc.	30,805	1,267
CME Group, Inc.	397	79
CNO Financial Group, Inc.	2,232	53
Coinbase Global, Inc. 'A' (a)	579	43
Corebridge Financial, Inc.	753	15
Discover Financial Services	994	86
Erie Indemnity Co. 'A'	218	64
Essent Group Ltd.	285	13
Evercore, Inc. 'A'	635	88
FactSet Research Systems, Inc.	223	98
Federated Hermes, Inc.	1,370	46
First American Financial Corp.	449	25
First Citizens BancShares, Inc. 'A'	37	51
Fiserv, Inc. (a)	1,022	115
FleetCor Technologies, Inc. (a)	215	55
Franklin Resources, Inc.	5,089	125
Genworth Financial, Inc. 'A' (a)	11,666	68
Globe Life, Inc.	124	13
Goldman Sachs Group, Inc.	826	267
Hanover Insurance Group, Inc.	360	40
Hartford Financial Services Group, Inc.	290	21
Houlihan Lokey, Inc.	646	69
Interactive Brokers Group, Inc. 'A'	531	46
Intercontinental Exchange, Inc.	714	79
Invesco Ltd.	6,121	89
Jack Henry & Associates, Inc.	749	113
Jackson Financial, Inc. 'A'	1,879	72
Jefferies Financial Group, Inc.	1,062	39
JPMorgan Chase & Co.	5,192	753
Kemper Corp.	463	19
KKR & Co., Inc.	1,370	84
Lincoln National Corp.	2,509	62
Loews Corp.	1,403	89
LPL Financial Holdings, Inc.	614	146
Markel Group, Inc. (a)	23	34
MarketAxess Holdings, Inc.	105	22
Marsh & McLennan Cos., Inc.	2,117	403
Mastercard, Inc. 'A'	2,479	981
Mercury General Corp.	389	11
MetLife, Inc.	4,669	294
MGIC Investment Corp.	2,064	34
Moelis & Co. 'A'	552	25
Moody's Corp.	316	100
Morningstar, Inc.	127	30
Mr Cooper Group, Inc. (a)	367	20
MSCI, Inc.	413	212
Nasdaq, Inc.	433	21
Navient Corp.	3,047	52
New York Community Bancorp, Inc.	7,517	85
Old Republic International Corp.	463	12
OneMain Holdings, Inc.	994	40
PacWest Bancorp	779	6
PennyMac Financial Services, Inc.	252	17
Primerica, Inc.	173	34
ProAssurance Corp.	686	13
PROG Holdings, Inc. (a)	784	26
Progressive Corp.	853	119
Prudential Financial, Inc.	4,385	416
Reinsurance Group of America, Inc.	130	19
RLI Corp.	229	31
Robinhood Markets, Inc. (a)	1,429	14
S&P Global, Inc.	331	121
SEI Investments Co.	1,313	79
Selective Insurance Group, Inc.	145	15
SLM Corp.	5,164	70
SoFi Technologies, Inc. (a)	1,829	15
State Street Corp.	616	41
Stewart Information Services Corp.	435	19
Stifel Financial Corp.	194	12
Synchrony Financial	12,220	374
T Rowe Price Group, Inc.	1,287	135
Tradeweb Markets, Inc. 'A'	547	44
Travelers Cos., Inc.	2,003	327
Unum Group	3,072	151
Virtu Financial, Inc. 'A'	1,419	25
Visa, Inc. 'A'	5,215	1,200

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Voya Financial, Inc.	406	27
Washington Federal, Inc.	410	11
Wells Fargo & Co.	34,928	1,427
Western Union Co.	2,990	39
WEX, Inc. (a)	113	21
White Mountains Insurance Group Ltd.	26	39

		15,773

HEALTH CARE 14.1%
AbbVie, Inc.	8,628	1,286
Align Technology, Inc. (a)	366	112
Amgen, Inc.	3,756	1,009
AMN Healthcare Services, Inc. (a)	317	27
Baxter International, Inc.	1,208	46
Becton Dickinson & Co.	922	238
Biogen, Inc. (a)	1,036	266
BioMarin Pharmaceutical, Inc. (a)	267	24
Boston Scientific Corp. (a)	2,646	140
Bristol-Myers Squibb Co.	4,108	238
Bruker Corp.	699	44
Cardinal Health, Inc.	5,419	470
Cencora, Inc.	693	125
Chemed Corp.	130	68
Cooper Cos., Inc.	308	98
CVS Health Corp.	16,534	1,154
DaVita, Inc. (a)	1,724	163
Dentsply Sirona, Inc.	1,947	66
Dexcom, Inc. (a)	1,334	124
Elevance Health, Inc.	325	141
Eli Lilly & Co.	3,754	2,016
Encompass Health Corp.	1,692	114
Exact Sciences Corp. (a)	720	49
Exelixis, Inc. (a)	577	13
Gilead Sciences, Inc.	14,726	1,104
Globus Medical, Inc. 'A' (a)	393	20
Haemonetics Corp. (a)	516	46
HCA Healthcare, Inc.	1,250	307
Henry Schein, Inc. (a)	590	44
Hologic, Inc. (a)	726	50
Horizon Therapeutics PLC (a)	837	97
Humana, Inc.	106	52
IDEXX Laboratories, Inc. (a)	376	164
Illumina, Inc. (a)	266	37
Incyte Corp. (a)	210	12
Integra LifeSciences Holdings Corp. (a)	408	16
Intuitive Surgical, Inc. (a)	618	181
Jazz Pharmaceuticals PLC (a)	95	12
Johnson & Johnson	6,179	962
Masimo Corp. (a)	361	32
McKesson Corp.	2,217	964
Merck & Co., Inc.	19,966	2,055
Mettler-Toledo International, Inc. (a)	77	85
Moderna, Inc. (a)	589	61
Neurocrine Biosciences, Inc. (a)	320	36
Organon & Co.	5,870	102
Owens & Minor, Inc. (a)	2,417	39
Patterson Cos., Inc.	1,952	58
Pediatrix Medical Group, Inc. (a)	1,257	16
Pfizer, Inc.	13,068	433
Premier, Inc. 'A'	909	20
Quest Diagnostics, Inc.	663	81
Regeneron Pharmaceuticals, Inc. (a)	601	495
ResMed, Inc.	643	95
Royalty Pharma PLC 'A'	1,412	38
Seagen, Inc. (a)	551	117
Select Medical Holdings Corp.	1,592	40
STERIS PLC	443	97
Stryker Corp.	575	157
Teladoc Health, Inc. (a)	1,132	21
Teleflex, Inc.	161	32
Tenet Healthcare Corp. (a)	2,909	192
United Therapeutics Corp. (a)	950	215
Universal Health Services, Inc. 'B'	717	90
Veeva Systems, Inc. 'A' (a)	451	92
Vertex Pharmaceuticals, Inc. (a)	424	147
Viatris, Inc.	16,752	165
Waters Corp. (a)	179	49
West Pharmaceutical Services, Inc.	372	140
Zimmer Biomet Holdings, Inc.	346	39
Zoetis, Inc.	505	88

		17,426

INDUSTRIALS 12.7%
3M Co.	3,946	369

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

A O Smith Corp.	1,734	115
AAR Corp. (a)	433	26
ABM Industries, Inc.	1,001	40
Acuity Brands, Inc.	379	65
AECOM	1,230	102
AGCO Corp.	673	80
Allison Transmission Holdings, Inc.	2,218	131
American Airlines Group, Inc. (a)	5,022	64
American Woodmark Corp. (a)	187	14
AMETEK, Inc.	363	54
API Group Corp. (a)	1,324	34
Apogee Enterprises, Inc.	324	15
Applied Industrial Technologies, Inc.	122	19
ArcBest Corp.	134	14
Arcosa, Inc.	500	36
Armstrong World Industries, Inc.	165	12
Automatic Data Processing, Inc.	1,103	265
Avis Budget Group, Inc. (a)	1,151	207
Boeing Co. (a)	1,068	205
Boise Cascade Co.	876	90
Booz Allen Hamilton Holding Corp.	2,377	260
Broadridge Financial Solutions, Inc.	1,203	215
Builders FirstSource, Inc. (a)	230	29
BWX Technologies, Inc.	1,317	99
CACI International, Inc. 'A' (a)	390	122
Carrier Global Corp.	3,293	182
Caterpillar, Inc.	2,307	630
CH Robinson Worldwide, Inc.	1,298	112
Cintas Corp.	333	160
Clean Harbors, Inc. (a)	238	40
Comfort Systems USA, Inc.	209	36
Copart, Inc. (a)	6,164	266
CoreCivic, Inc. (a)	3,073	35
CoStar Group, Inc. (a)	1,393	107
CSG Systems International, Inc.	320	16
CSX Corp.	6,580	202
Cummins, Inc.	1,007	230
Curtiss-Wright Corp.	364	71
Deere & Co.	471	178
Delta Air Lines, Inc.	323	12
Donaldson Co., Inc.	1,050	63
Dover Corp.	293	41
Eaton Corp. PLC	691	147
EMCOR Group, Inc.	109	23
Emerson Electric Co.	2,043	197
Encore Wire Corp.	376	69
Equifax, Inc.	402	74
Expeditors International of Washington, Inc.	844	97
Fastenal Co.	1,455	79
FedEx Corp.	374	99
Flowserve Corp.	584	23
Fluor Corp. (a)	1,034	38
Fortive Corp.	752	56
Fortune Brands Innovations, Inc.	222	14
Franklin Electric Co., Inc.	144	13
FTI Consulting, Inc. (a)	613	109
GATX Corp.	358	39
Generac Holdings, Inc. (a)	236	26
General Electric Co.	8,279	915
Genpact Ltd.	1,324	48
GEO Group, Inc. (a)	1,772	14
GMS, Inc. (a)	535	34
Graco, Inc.	1,410	103
Granite Construction, Inc.	677	26
Greenbrier Cos., Inc.	1,095	44
GXO Logistics, Inc. (a)	216	13
Healthcare Services Group, Inc.	2,136	22
HEICO Corp.	297	48
Hexcel Corp.	1,348	88
Hillenbrand, Inc.	310	13
HNI Corp.	420	15
Howmet Aerospace, Inc.	2,807	130
Hub Group, Inc. 'A' (a)	529	42
Hubbell, Inc.	284	89
Huntington Ingalls Industries, Inc.	105	21
IDEX Corp.	538	112
Illinois Tool Works, Inc.	1,410	325
Ingersoll Rand, Inc.	1,741	111
Insperity, Inc.	296	29
ITT, Inc.	921	90
JB Hunt Transport Services, Inc.	232	44
JELD-WEN Holding, Inc. (a)	921	12
JetBlue Airways Corp. (a)	5,411	25
Johnson Controls International PLC	1,288	69
KBR, Inc.	1,125	66
Kennametal, Inc.	498	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Kirby Corp. (a)	149	12
Knight-Swift Transportation Holdings, Inc.	690	35
L3Harris Technologies, Inc.	418	73
Landstar System, Inc.	667	118
Leidos Holdings, Inc.	588	54
Lennox International, Inc.	545	204
Lincoln Electric Holdings, Inc.	750	136
Lockheed Martin Corp.	1,722	704
ManpowerGroup, Inc.	1,055	77
Masco Corp.	1,138	61
Masonite International Corp. (a)	134	12
MasTec, Inc. (a)	166	12
Masterbrand, Inc. (a)	2,661	32
Matson, Inc.	149	13
Maximus, Inc.	831	62
MDU Resources Group, Inc.	2,594	51
Moog, Inc. 'A'	276	31
MSA Safety, Inc.	243	38
MSC Industrial Direct Co., Inc. 'A'	1,085	106
Mueller Industries, Inc.	1,218	92
Nordson Corp.	219	49
Northrop Grumman Corp.	560	246
NOW, Inc. (a)	1,568	19
Old Dominion Freight Line, Inc.	133	54
OPENLANE, Inc. (a)	2,402	36
Oshkosh Corp.	994	95
Otis Worldwide Corp.	1,688	136
Owens Corning	636	87
PACCAR, Inc.	817	69
Parker-Hannifin Corp.	246	96
Parsons Corp. (a)	274	15
Paychex, Inc.	829	96
Primoris Services Corp.	497	16
Quanta Services, Inc.	948	177
Republic Services, Inc.	356	51
Resideo Technologies, Inc. (a)	1,419	22
Robert Half, Inc.	734	54
Rockwell Automation, Inc.	212	61
Rollins, Inc.	2,238	84
Rush Enterprises, Inc. 'A'	801	33
Ryder System, Inc.	943	101
Saia, Inc. (a)	112	45
Schneider National, Inc. 'B'	786	22
Science Applications International Corp.	302	32
Simpson Manufacturing Co., Inc.	100	15
SiteOne Landscape Supply, Inc. (a)	79	13
SkyWest, Inc. (a)	1,243	52
Snap-on, Inc.	157	40
Spirit AeroSystems Holdings, Inc. 'A'	626	10
Stanley Black & Decker, Inc.	214	18
Steelcase, Inc. 'A'	1,400	16
Stericycle, Inc. (a)	985	44
Terex Corp.	2,225	128
Tetra Tech, Inc.	83	13
Textron, Inc.	379	30
Timken Co.	1,093	80
Toro Co.	1,390	115
TransDigm Group, Inc. (a)	113	95
TriNet Group, Inc. (a)	182	21
Trinity Industries, Inc.	1,315	32
U-Haul Holding Co. (a)	335	18
U-Haul Holding Co.	657	34
Uber Technologies, Inc. (a)	3,483	160
UFP Industries, Inc.	848	87
UniFirst Corp.	172	28
Union Pacific Corp.	2,757	561
United Airlines Holdings, Inc. (a)	743	31
United Parcel Service, Inc. 'B'	2,440	380
United Rentals, Inc.	130	58
Verisk Analytics, Inc.	1,415	334
Veritiv Corp.	108	18
Waste Management, Inc.	490	75
Watsco, Inc.	630	238
Watts Water Technologies, Inc. 'A'	204	35
Werner Enterprises, Inc.	1,323	51
WESCO International, Inc.	1,126	162
Westinghouse Air Brake Technologies Corp.	340	36
Woodward, Inc.	99	12
WW Grainger, Inc.	276	191
XPO, Inc. (a)	414	31
Xylem, Inc.	1,307	119

		15,726

INFORMATION TECHNOLOGY 16.7%
Adobe, Inc. (a)	807	411

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Advanced Micro Devices, Inc. (a)	2,954	304
Akamai Technologies, Inc. (a)	303	32
Amdocs Ltd.	486	41
Amkor Technology, Inc.	1,762	40
Amphenol Corp. 'A'	935	79
Analog Devices, Inc.	864	151
Ansys, Inc. (a)	524	156
Apple, Inc.	16,749	2,868
Applied Materials, Inc.	4,803	665
AppLovin Corp. (a)	495	20
Arista Networks, Inc. (a)	867	159
Arrow Electronics, Inc. (a)	1,096	137
Autodesk, Inc. (a)	585	121
Avnet, Inc.	1,461	70
Belden, Inc.	546	53
Bentley Systems, Inc. 'B'	967	48
Broadcom, Inc.	1,257	1,044
Cadence Design Systems, Inc. (a)	469	110
CDW Corp.	604	122
Cirrus Logic, Inc. (a)	450	33
Cisco Systems, Inc.	30,796	1,656
Cognex Corp.	528	22
CommVault Systems, Inc. (a)	186	13
Corning, Inc.	9,579	292
Dell Technologies, Inc. 'C'	656	45
Dolby Laboratories, Inc. 'A'	568	45
Dropbox, Inc. 'A' (a)	641	17
DXC Technology Co. (a)	2,131	44
Fair Isaac Corp. (a)	177	154
First Solar, Inc. (a)	350	57
Flex Ltd. (a)	2,930	79
Fortinet, Inc. (a)	1,264	74
Gartner, Inc. (a)	341	117
GCI Liberty, Inc. «(a)	221	0
Gen Digital, Inc.	4,822	85
GoDaddy, Inc. 'A' (a)	429	32
Guidewire Software, Inc. (a)	139	13
Hewlett Packard Enterprise Co.	25,772	448
HP, Inc.	11,620	299
Insight Enterprises, Inc. (a)	597	87
Intel Corp.	18,814	669
International Business Machines Corp.	11,502	1,614
IPG Photonics Corp. (a)	112	11
Jabil, Inc.	1,634	207
Juniper Networks, Inc.	4,767	132
KLA Corp.	532	244
Kyndryl Holdings, Inc. (a)	3,873	58
Lam Research Corp.	646	405
Manhattan Associates, Inc. (a)	359	71
Microchip Technology, Inc.	996	78
Motorola Solutions, Inc.	675	184
National Instruments Corp.	1,003	60
NCR Corp. (a)	1,374	37
NetApp, Inc.	434	33
NetScout Systems, Inc. (a)	1,261	35
NVIDIA Corp.	3,177	1,382
Okta, Inc. (a)	464	38
ON Semiconductor Corp. (a)	827	77
Oracle Corp.	16,347	1,731
OSI Systems, Inc. (a)	157	19
Palantir Technologies, Inc. 'A' (a)	6,167	99
Plexus Corp. (a)	238	22
PTC, Inc. (a)	377	53
Qorvo, Inc. (a)	134	13
QUALCOMM, Inc.	5,577	619
Roper Technologies, Inc.	183	89
salesforce.com, Inc. (a)	1,717	348
Sanmina Corp. (a)	1,215	66
Seagate Technology Holdings PLC	817	54
ServiceNow, Inc. (a)	663	371
Skyworks Solutions, Inc.	483	48
Super Micro Computer, Inc. (a)	576	158
Synopsys, Inc. (a)	253	116
Teradata Corp. (a)	1,051	47
Teradyne, Inc.	449	45
Texas Instruments, Inc.	2,846	453
TTM Technologies, Inc. (a)	823	11
Twilio, Inc. 'A' (a)	520	30
Tyler Technologies, Inc. (a)	37	14
Unity Software, Inc. (a)	962	30
VeriSign, Inc. (a)	471	95
Vishay Intertechnology, Inc.	2,384	59
VMware, Inc. 'A' (a)	347	58
Vontier Corp.	517	16
Western Digital Corp. (a)	3,198	146
Wolfspeed, Inc. (a)	443	17

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Workday, Inc. 'A' (a)	676	145
Xerox Holdings Corp.	3,486	55

		20,605

MATERIALS 3.8%
Air Products & Chemicals, Inc.	348	99
Alcoa Corp.	1,509	44
AptarGroup, Inc.	590	74
ATI, Inc. (a)	1,247	51
Avery Dennison Corp.	489	89
Axalta Coating Systems Ltd. (a)	2,382	64
Ball Corp.	246	12
Berry Global Group, Inc.	1,104	68
Cabot Corp.	739	51
Carpenter Technology Corp.	1,146	77
Celanese Corp.	716	90
Chemours Co.	1,347	38
Commercial Metals Co.	2,161	107
Corteva, Inc.	1,229	63
Crown Holdings, Inc.	952	84
DuPont de Nemours, Inc.	4,345	324
Eagle Materials, Inc.	280	47
Eastman Chemical Co.	338	26
Freeport-McMoRan, Inc.	2,591	97
Graphic Packaging Holding Co.	6,996	156
Greif, Inc. 'A'	456	30
Huntsman Corp.	978	24
Innospec, Inc.	156	16
International Flavors & Fragrances, Inc.	202	14
International Paper Co.	2,089	74
Kaiser Aluminum Corp.	159	12
Linde PLC	833	310
Louisiana-Pacific Corp.	874	48
LyondellBasell Industries NV 'A'	4,573	433
Martin Marietta Materials, Inc.	148	61
Mosaic Co.	3,792	135
NewMarket Corp.	57	26
Newmont Corp.	1,450	54
Nucor Corp.	1,970	308
O-I Glass, Inc. (a)	2,855	48
Olin Corp.	1,152	58
PPG Industries, Inc.	1,203	156
Reliance Steel & Aluminum Co.	842	221
Royal Gold, Inc.	359	38
RPM International, Inc.	1,566	148
Schnitzer Steel Industries, Inc. 'A'	391	11
Scotts Miracle-Gro Co.	623	32
Sealed Air Corp.	2,775	91
Sensient Technologies Corp.	338	20
Sherwin-Williams Co.	312	80
Silgan Holdings, Inc.	1,143	49
Sonoco Products Co.	1,417	77
Southern Copper Corp.	1	0
Steel Dynamics, Inc.	758	81
Stepan Co.	129	10
Sylvamo Corp.	1,020	45
United States Steel Corp.	2,600	84
Vulcan Materials Co.	171	34
Warrior Met Coal, Inc.	1,887	96
WestRock Co.	3,455	124
Worthington Industries, Inc.	274	17

		4,726

REAL ESTATE 0.2%
Anywhere Real Estate, Inc. (a)	4,828	31
CBRE Group, Inc. 'A' (a)	603	45
DigitalBridge Group, Inc.	3,410	60
Jones Lang LaSalle, Inc. (a)	122	17
Zillow Group, Inc. 'C' (a)	871	40

		193

UTILITIES 0.7%
AES Corp.	3,651	55
Atmos Energy Corp.	818	87
Avista Corp.	1,042	34
Clearway Energy, Inc. 'C'	901	19
Constellation Energy Corp.	620	68
Dominion Energy, Inc.	1,317	59
Evergy, Inc.	318	16
Exelon Corp.	4,521	171
Hawaiian Electric Industries, Inc.	1,128	14
National Fuel Gas Co.	938	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

NRG Energy, Inc.	935	36
Ormat Technologies, Inc.	386	27
PG&E Corp. (a)	3,192	51
PNM Resources, Inc.	702	31
Vistra Corp.	4,532	150

		867

Total United States		119,278

Total Common Stocks (Cost $108,261)		120,227

REAL ESTATE INVESTMENT TRUSTS 2.0%
UNITED STATES 2.0%
FINANCIALS 0.3%
AGNC Investment Corp.	3,612	34
Annaly Capital Mangaement, Inc.	1,097	21
Blackstone Mortgage Trust, Inc. 'A'	1,900	41
Chimera Investment Corp.	6,928	38
Ladder Capital Corp.	1,399	14
MFA Financial, Inc.	2,749	27
New York Mortgage Trust, Inc.	976	8
PennyMac Mortgage Investment Trust	2,803	35
Redwood Trust, Inc.	2,058	15
Rithm Capital Corp.	10,328	96
Starwood Property Trust, Inc.	2,959	57
Two Harbors Investment Corp.	2,052	27

		413

REAL ESTATE 1.7%
American Homes 4 Rent 'A'	1,297	44
Americold Realty Trust, Inc.	2,646	80
Apple Hospitality REIT, Inc.	3,267	50
Camden Property Trust	606	57
COPT Defense Properties	1,341	32
CubeSmart	1,062	40
DiamondRock Hospitality Co.	3,551	29
Elme Communities	802	11
Equinix, Inc.	184	134
Equity Commonwealth	1,547	28
Equity LifeStyle Properties, Inc.	660	42
Extra Space Storage, Inc.	530	64
First Industrial Realty Trust, Inc.	611	29
Gaming & Leisure Properties, Inc.	1,708	78
Healthcare Realty Trust, Inc.	2,431	37
Host Hotels & Resorts, Inc.	1,386	22
Invitation Homes, Inc.	3,206	102
Iron Mountain, Inc.	1,902	113
Kilroy Realty Corp.	807	25
Kite Realty Group Trust	777	17
Lamar Advertising Co. 'A'	498	42
LXP Industrial Trust	2,092	19
Macerich Co.	5,347	58
Omega Healthcare Investors, Inc.	906	30
Paramount Group, Inc.	3,843	18
Park Hotels & Resorts, Inc.	4,044	50
Physicians Realty Trust	1,535	19
Piedmont Office Realty Trust, Inc. 'A'	1,558	9
Public Storage	197	52
Rayonier, Inc.	1,016	29
Regency Centers Corp.	527	31
RLJ Lodging Trust	4,517	44
SBA Communications Corp.	146	29
Service Properties Trust	2,339	18
Simon Property Group, Inc.	1,589	172
SITE Centers Corp.	3,014	37
SL Green Realty Corp.	312	12
Spirit Realty Capital, Inc.	262	9
STAG Industrial, Inc.	354	12
Sun Communities, Inc.	484	57
Sunstone Hotel Investors, Inc.	4,281	40
Tanger Factory Outlet Centers, Inc.	1,299	29
UDR, Inc.	1,573	56
Veris Residential, Inc.	1,795	30
VICI Properties, Inc.	2,472	72
WP Carey, Inc.	1,056	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

Xenia Hotels & Resorts, Inc.	1,944	23

		2,088

Total Real Estate Investment Trusts (Cost $2,657)		2,501

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		695

Total Short-Term Instruments (Cost $695)		695

Total Investments in Securities (Cost $111,613)		123,423

Total Investments 99.9% (Cost $111,613)		$123,423
Other Assets and Liabilities, net 0.1%		99

Net Assets 100.0%		$123,522

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$695	U.S. Treasury Notes 0.750% due 04/30/2026		$(709)	$695	$695

Total Repurchase Agreements							$(709)	$695	$695

(1)	Includes accrued interest.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$434	$0	$0	$434
United Kingdom
	Communication Services				88	0	0	88
	Energy				115	0	0	115
	Financials				75	0	0	75
	Industrials				183	0	0	183
	Materials				54	0	0	54
United States
	Communication Services				6,461	0	0	6,461
	Consumer Discretionary				14,661	0	0	14,661
	Consumer Staples				13,278	0	0	13,278
	Energy				9,562	0	0	9,562
	Financials				15,773	0	0	15,773
	Health Care				17,426	0	0	17,426
	Industrials				15,726	0	0	15,726
	Information Technology				20,605	0	0	20,605
	Materials				4,726	0	0	4,726
	Real Estate				193	0	0	193
	Utilities				867	0	0	867
Real Estate Investment Trusts
United States
	Financials				413	0	0	413
	Real Estate				2,088	0	0	2,088
Short-Term Instruments
Repurchase Agreements					0	695	0	695

Total Investments					$122,728	$695	$0	$123,423

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 97.6%
IRELAND 0.7%
INFORMATION TECHNOLOGY 0.7%
Accenture PLC 'A'	890	$273

Total Ireland		273

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.2%
Liberty Global PLC 'C' (a)	2,859	53

MATERIALS 0.1%
Amcor PLC	4,420	41

Total United Kingdom		94

UNITED STATES 96.6%
COMMUNICATION SERVICES 9.2%
Activision Blizzard, Inc.	43	4
AT&T, Inc.	46,112	693
Comcast Corp. 'A'	12,760	566
Electronic Arts, Inc.	648	78
Lumen Technologies, Inc. (a)	14,712	21
Meta Platforms, Inc. 'A' (a)	4,926	1,479
Netflix, Inc. (a)	81	30
Omnicom Group, Inc.	205	15
Paramount Global 'B'	3,141	40
T-Mobile U.S., Inc.	383	54
Verizon Communications, Inc.	6,361	206
Walt Disney Co. (a)	3,808	309

		3,495

CONSUMER DISCRETIONARY 7.1%
Adient PLC (a)	466	17
Advance Auto Parts, Inc.	103	6
Best Buy Co., Inc.	1,841	128
Booking Holdings, Inc. (a)	4	12
eBay, Inc.	969	43
Foot Locker, Inc.	641	11
Ford Motor Co.	30,513	379
Gap, Inc.	3,702	39
General Motors Co.	13,437	443
Genuine Parts Co.	263	38
Goodyear Tire & Rubber Co. (a)	1,352	17
Hasbro, Inc.	441	29
Hilton Worldwide Holdings, Inc.	212	32
Home Depot, Inc.	1,478	447
Kohl's Corp.	2,043	43
Lear Corp.	321	43
LKQ Corp.	283	14
Lowe's Cos., Inc.	1,264	263
Marriott International, Inc. 'A'	388	76
Mohawk Industries, Inc. (a)	238	20
Newell Brands, Inc.	1,796	16
NIKE, Inc. 'B'	1,610	154
PVH Corp.	551	42
Tapestry, Inc.	541	15
Tesla, Inc. (a)	317	79
TJX Cos., Inc.	1,630	145
Tractor Supply Co.	55	11
VF Corp.	2,808	50

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2023 (Unaudited)

Whirlpool Corp.	477	64

		2,676

CONSUMER STAPLES 6.7%
Archer-Daniels-Midland Co.	454	34
Campbell Soup Co.	422	17
Church & Dwight Co., Inc.	168	15
Clorox Co.	159	21
Coca-Cola Co.	5,675	318
Colgate-Palmolive Co.	1,687	120
Conagra Brands, Inc.	752	21
Dollar General Corp.	432	46
Estee Lauder Cos., Inc. 'A'	239	35
General Mills, Inc.	1,305	83
Hershey Co.	100	20
Ingredion, Inc.	119	12
J M Smucker Co.	255	31
Kellogg Co.	693	41
Keurig Dr Pepper, Inc.	293	9
Kimberly-Clark Corp.	868	105
Kraft Heinz Co.	2,322	78
Mondelez International, Inc. 'A'	2,421	168
Procter & Gamble Co.	5,701	832
Sysco Corp.	1,281	85
Target Corp.	2,150	238
Tyson Foods, Inc. 'A'	1,366	69
US Foods Holding Corp. (a)	379	15
Walgreens Boots Alliance, Inc.	5,277	117

		2,530

FINANCIALS 15.4%
Aflac, Inc.	1,100	84
Allstate Corp.	1,141	127
American Express Co.	1,171	175
Ameriprise Financial, Inc.	285	94
Bank of America Corp.	24,642	675
Bank of New York Mellon Corp.	3,676	157
BlackRock, Inc.	215	139
Bread Financial Holdings, Inc.	419	14
Citigroup, Inc.	19,314	794
Equitable Holdings, Inc.	1,515	43
Fidelity National Information Services, Inc.	1,676	93
Fifth Third Bancorp	451	11
Fiserv, Inc. (a)	386	44
Goldman Sachs Group, Inc.	246	80
Hartford Financial Services Group, Inc.	1,009	72
JPMorgan Chase & Co.	7,149	1,037
Lincoln National Corp.	1,906	47
Marsh & McLennan Cos., Inc.	137	26
Mastercard, Inc. 'A'	548	217
MetLife, Inc.	2,767	174
Moody's Corp.	86	27
PayPal Holdings, Inc. (a)	1,695	99
Principal Financial Group, Inc.	648	47
Progressive Corp.	574	80
Prudential Financial, Inc.	1,995	189
S&P Global, Inc.	269	98
State Street Corp.	1,075	72
Visa, Inc. 'A'	1,384	318
Wells Fargo & Co.	18,501	756
Western Union Co.	1,980	26

		5,815

HEALTH CARE 18.8%
Abbott Laboratories	2,852	276
AbbVie, Inc.	2,232	333
Agilent Technologies, Inc.	346	39
Amgen, Inc.	354	95
Baxter International, Inc.	560	21
Becton Dickinson & Co.	435	112
Biogen, Inc. (a)	582	150
Boston Scientific Corp. (a)	1,743	92
Bristol-Myers Squibb Co.	6,917	401
Cardinal Health, Inc.	1,267	110
Cencora, Inc.	282	51
Cigna Group	1,288	368
CVS Health Corp.	7,414	518
DaVita, Inc. (a)	442	42
Edwards Lifesciences Corp. (a)	371	26
Elevance Health, Inc.	800	348
Eli Lilly & Co.	473	254
Fortrea Holdings, Inc. (a)	207	6

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2023 (Unaudited)

Gilead Sciences, Inc.	3,225	242
Henry Schein, Inc. (a)	190	14
Hologic, Inc. (a)	262	18
Humana, Inc.	108	52
Illumina, Inc. (a)	149	20
Intuitive Surgical, Inc. (a)	105	31
Johnson & Johnson	7,068	1,101
Laboratory Corp. of America Holdings	207	42
McKesson Corp.	303	132
Merck & Co., Inc.	5,794	596
Pfizer, Inc.	18,476	613
Quest Diagnostics, Inc.	443	54
Regeneron Pharmaceuticals, Inc. (a)	33	27
Stryker Corp.	253	69
UnitedHealth Group, Inc.	1,509	761
Universal Health Services, Inc. 'B'	105	13
Viatris, Inc.	3,313	33
Waters Corp. (a)	109	30

		7,090

INDUSTRIALS 4.8%
3M Co.	2,910	272
AGCO Corp.	29	3
Automatic Data Processing, Inc.	517	124
Carrier Global Corp.	1,746	96
Cummins, Inc.	729	167
Deere & Co.	330	125
Dover Corp.	265	37
Fastenal Co.	72	4
FedEx Corp.	719	191
Fortune Brands Innovations, Inc.	130	8
Illinois Tool Works, Inc.	496	114
Johnson Controls International PLC	2,151	114
ManpowerGroup, Inc.	417	31
Masterbrand, Inc. (a)	120	1
Otis Worldwide Corp.	159	13
Owens Corning	518	71
Paychex, Inc.	156	18
Republic Services, Inc.	309	44
Rockwell Automation, Inc.	79	23
Stanley Black & Decker, Inc.	264	22
United Parcel Service, Inc. 'B'	993	155
United Rentals, Inc.	84	37
Waste Management, Inc.	676	103
WW Grainger, Inc.	84	58

		1,831

INFORMATION TECHNOLOGY 30.5%
Adobe, Inc. (a)	501	256
Advanced Micro Devices, Inc. (a)	645	66
Akamai Technologies, Inc. (a)	292	31
Amdocs Ltd.	360	31
Analog Devices, Inc.	126	22
Apple, Inc.	11,703	2,004
Applied Materials, Inc.	1,960	271
Arrow Electronics, Inc. (a)	418	52
Avnet, Inc.	833	40
Broadcom, Inc.	417	346
Cadence Design Systems, Inc. (a)	189	44
CDW Corp.	213	43
Cisco Systems, Inc.	19,082	1,026
Cognizant Technology Solutions Corp. 'A'	1,799	122
Corning, Inc.	1,113	34
Dell Technologies, Inc. 'C'	164	11
DXC Technology Co. (a)	933	20
Flex Ltd. (a)	1,621	44
Gen Digital, Inc.	2,190	39
Hewlett Packard Enterprise Co.	13,946	242
HP, Inc.	6,001	154
Intel Corp.	41,569	1,478
International Business Machines Corp.	4,236	594
Juniper Networks, Inc.	1,866	52
KLA Corp.	54	25
Lam Research Corp.	267	167
Marvell Technology, Inc.	278	15
Microchip Technology, Inc.	66	5
Micron Technology, Inc.	4,623	315
Microsoft Corp.	6,731	2,125
Motorola Solutions, Inc.	186	51
NetApp, Inc.	1,012	77
ON Semiconductor Corp. (a)	519	48
Oracle Corp.	4,444	471
QUALCOMM, Inc.	3,937	437
salesforce.com, Inc. (a)	225	46

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2023 (Unaudited)

Seagate Technology Holdings PLC	1,492	98
Synopsys, Inc. (a)	29	13
TE Connectivity Ltd.	703	87
Teradyne, Inc.	53	5
Texas Instruments, Inc.	1,646	262
VMware, Inc. 'A' (a)	500	83
Western Digital Corp. (a)	2,804	128
Xerox Holdings Corp.	2,163	34

		11,514

MATERIALS 3.6%
Air Products & Chemicals, Inc.	240	68
Ball Corp.	632	32
CF Industries Holdings, Inc.	360	31
Dow, Inc.	3,290	170
DuPont de Nemours, Inc.	2,784	208
Eastman Chemical Co.	602	46
Ecolab, Inc.	538	91
International Flavors & Fragrances, Inc.	226	15
International Paper Co.	2,211	78
Linde PLC	813	303
Mosaic Co.	890	32
Newmont Corp.	2,792	103
Packaging Corp. of America	237	36
PPG Industries, Inc.	633	82
Sherwin-Williams Co.	181	46
WestRock Co.	937	34

		1,375

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	677	50
Jones Lang LaSalle, Inc. (a)	251	35

		85

UTILITIES 0.3%
American Water Works Co., Inc.	312	39
Edison International	1,045	66

		105

Total United States		36,516

Total Common Stocks (Cost $37,291)		36,883

REAL ESTATE INVESTMENT TRUSTS 1.8%
UNITED STATES 1.8%
REAL ESTATE 1.8%
American Tower Corp.	319	53
AvalonBay Communities, Inc.	188	32
Crown Castle, Inc.	738	68
Equinix, Inc.	62	45
Equity Residential	591	35
Essex Property Trust, Inc.	88	19
Healthpeak Properties, Inc.	1,198	22
Host Hotels & Resorts, Inc.	2,827	45
Iron Mountain, Inc.	937	56
Mid-America Apartment Communities, Inc.	29	4
Prologis, Inc.	519	58
Ventas, Inc.	1,362	57
Vornado Realty Trust	400	9
Welltower, Inc.	1,134	93
Weyerhaeuser Co.	2,814	86

		682

Total Real Estate Investment Trusts (Cost $779)		682

Total Investments in Securities (Cost $38,070)		37,565

Total Investments 99.4% (Cost $38,070)		$37,565
Other Assets and Liabilities, net 0.6%		244

Net Assets 100.0%		$37,809

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$273	$0	$0	$273
United Kingdom
	Communication Services	53	0	0	53
	Materials	41	0	0	41
United States
	Communication Services	3,495	0	0	3,495
	Consumer Discretionary	2,676	0	0	2,676
	Consumer Staples	2,530	0	0	2,530
	Financials	5,815	0	0	5,815
	Health Care	7,090	0	0	7,090
	Industrials	1,831	0	0	1,831
	Information Technology	11,514	0	0	11,514
	Materials	1,375	0	0	1,375
	Real Estate	85	0	0	85
	Utilities	105	0	0	105
Real Estate Investment Trusts
United States
	Real Estate	682	0	0	682

Total Investments		$37,565	$0	$0	$37,565

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 43.1% ¤
MUTUAL FUNDS 42.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,722,297	$66,396
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,194,597	29,757
Vanguard Institutional Index Fund 'Institutional'	224,003	80,173
Vanguard Small-Cap Index Fund 'Institutional'	52,054	4,715

Total Mutual Funds (Cost $164,473)		181,041

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.3%		1,399

U.S. TREASURY BILLS 0.2%
5.407% due 10/19/2023 - 12/21/2023 (a)(b)(e)(h)	$819	815

Total Short-Term Instruments (Cost $2,214)		2,214

Total Investments in Securities (Cost $166,687)		183,255

	SHARES
INVESTMENTS IN AFFILIATES 56.8%
MUTUAL FUNDS (c) 52.4%
PIMCO Emerging Markets Local Currency and Bond Fund	2,349,086	13,061
PIMCO High Yield Fund	1,190,300	8,987
PIMCO Income Fund	5,656,538	57,640
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,168,494	10,972
PIMCO Long-Term Real Return Fund	3,646,338	42,698
PIMCO Long-Term U.S. Government Fund	1,684,550	22,674
PIMCO Real Return Fund	1,801,448	17,420
PIMCO Total Return Fund	5,961,315	48,704

Total Mutual Funds (Cost $260,486)		222,156

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	1,910,480	18,572

Total Short-Term Instruments (Cost $18,567)		18,572

Total Investments in Affiliates (Cost $279,053)		240,728

Total Investments 99.9% (Cost $445,740)		$423,983
Financial Derivative Instruments (f)(g) 0.3%(Cost or Premiums, net $1,957)		1,111
Other Assets and Liabilities, net (0.2)%		(881)

Net Assets 100.0%		$424,213

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,399	U.S. Treasury Notes 5.000% due 08/31/2025	$(1,427)	$1,399	$1,399

Total Repurchase Agreements	$(1,427)	$1,399	$1,399

(e)

Securities with an aggregate market value of $199 have been pledged as collateral as of September 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,900.000	12/15/2023	13	1	$108	$4
Put - CBOE S&P 500	3,150.000	12/15/2023	33	3	395	15
Put - CBOE S&P 500	3,150.000	03/15/2024	78	8	780	126
Put - CBOE S&P 500	3,600.000	06/28/2024	85	9	542	527
Put - CBOE S&P 500	3,575.000	09/20/2024	93	9	555	726

Total Purchased Options	$2,380	$1,398

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,500.000	12/15/2023	33	3	$(150)	$(4)
Put - CBOE S&P 500	2,400.000	03/15/2024	78	8	(273)	(40)

Total Written Options	$(423)	$(44)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	BCOMTR Index	1,091	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$265	$0	$7	$7	$0
GST	Receive	BCOMTR Index	34,711	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,431	0	(210)	0	(210)
JPM	Receive	FNRETR Index	135	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,654	0	(12)	0	(12)

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2023 (Unaudited)

MYI	Receive	FNRETR Index	187	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,676	0	(17)	0	(17)
	Receive	FNRETR Index	366	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	7,195	0	(11)	0	(11)

Total Swap Agreements								$0	$(243)	$7	$(250)

(h)

Securities with an aggregate market value of $615 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$181,041	$0		$0	$181,041
Short-Term Instruments
Repurchase Agreements						0	1,399		0	1,399
U.S. Treasury Bills						0	815		0	815

						$181,041	$2,214		$0	$183,255
Investments in Affiliates, at Value
Mutual Funds						222,156	0		0	222,156
Short-Term Instruments
Central Funds Used for Cash Management Purposes						18,572	0		0	18,572

						$240,728	$0		$0	$240,728

Total Investments						$421,769	$2,214		$0	$423,983

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1,398		0	1,398
Over the counter						0	7		0	7

						$0	$1,405		$0	$1,405
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(44)		0	(44)
Over the counter						0	(250)		0	(250)

						$0	$(294)		$0	$(294)

Total Financial Derivative Instruments						$0	$1,111		$0	$1,111

Totals						$421,769	$3,325		$0	$425,094

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 56.3% ¤
MUTUAL FUNDS 55.8% (d)
Vanguard Developed Markets Index Fund 'Institutional'	6,764,661	$95,111
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,822,562	45,400
Vanguard Institutional Index Fund 'Institutional'	400,549	143,357
Vanguard Small-Cap Index Fund 'Institutional'	116,441	10,546

Total Mutual Funds (Cost $269,208)		294,414

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.3%		1,359

U.S. TREASURY BILLS 0.2%
5.424% due 10/19/2023 - 12/28/2023 (a)(b)(c)(f)(i)	$1,337	1,328

Total Short-Term Instruments (Cost $2,687)		2,687

Total Investments in Securities (Cost $271,895)		297,101

	SHARES
INVESTMENTS IN AFFILIATES 43.7%
MUTUAL FUNDS 39.3% (d)
PIMCO Emerging Markets Local Currency and Bond Fund	2,357,030	13,105
PIMCO High Yield Fund	1,135,855	8,576
PIMCO Income Fund	4,702,538	47,919
PIMCO International Bond Fund (U.S. Dollar-Hedged)	981,368	9,215
PIMCO Long-Term Real Return Fund	3,883,223	45,473
PIMCO Long-Term U.S. Government Fund	2,038,225	27,434
PIMCO Real Return Fund	1,684,842	16,292
PIMCO Total Return Fund	4,827,078	39,437

Total Mutual Funds (Cost $244,319)		207,451

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	2,391,634	23,249

Total Short-Term Instruments (Cost $23,243)		23,249

Total Investments in Affiliates (Cost $267,562)		230,700

Total Investments 100.0% (Cost $539,457)		$527,801
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $2,389)		1,407
Other Assets and Liabilities, net 0.0%		(1,497)

Net Assets 100.0%		$527,711

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,359	U.S. Treasury Notes 5.000% due 08/31/2025	$(1,386)	$1,359	$1,359

Total Repurchase Agreements	$(1,386)	$1,359	$1,359

(f)

Securities with an aggregate market value of $207 have been pledged as collateral as of September 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,900.000	12/15/2023	16	2	$133	$5
Put - CBOE S&P 500	3,150.000	12/15/2023	40	4	479	18
Put - CBOE S&P 500	3,150.000	03/15/2024	91	9	909	147
Put - CBOE S&P 500	3,600.000	06/28/2024	106	11	675	657
Put - CBOE S&P 500	3,575.000	09/20/2024	116	12	693	906

$2,889	$1,733

Total Purchased Options	$2,889	$1,733

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,500.000	12/15/2023	40	4	$(182)	$(6)
Put - CBOE S&P 500	2,400.000	03/15/2024	91	9	(318)	(46)

$(500)	$(52)

Total Written Options	$(500)	$(52)

(1)	is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON , COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	BCOMTR Index	1,519	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$369	$0	$9	$9	$0

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2023 (Unaudited)

GST	Receive	BCOMTR Index	34,861	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,467	0	(211)	0	(211)
JPM	Receive	FNRETR Index	118	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,320	0	(10)	0	(10)
	Receive	BCOMTR Index	2,269	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	551	0	(14)	0	(14)
MEI	Receive	BCOMTR Index	1,522	5.465% 3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2024	369	0	(9)	0	(9)
MYI	Receive	FNRETR Index	254	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	4,993	0	(23)	0	(23)
	Receive	FNRETR Index	502	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	9,869	0	(16)	0	(16)

								$0	$(274)	$9	$(283)

Total Swap Agreements								$0	$(274)	$9	$(283)

(i)

Securities with an aggregate market value of $1,121 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$294,414	$0		$0	$294,414
Short-Term Instruments
Repurchase Agreements						0	1,359		0	1,359
U.S. Treasury Bills						0	1,328		0	1,328

						$294,414	$2,687		$0	$297,101
Investments in Affiliates, at Value
Mutual Funds						207,451	0		0	207,451
Short-Term Instruments
Central Funds Used for Cash Management Purposes						23,249	0		0	23,249

						$230,700	$0		$0	$230,700

Total Investments						$525,114	$2,687		$0	$527,801

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1,733		0	1,733
Over the counter						0	9		0	9

						$0	$1,742		$0	$1,742
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(52)		0	(52)
Over the counter						0	(283)		0	(283)

						$0	$(335)		$0	$(335)

Total Financial Derivative Instruments						$0	$1,407		$0	$1,407

Totals						$525,114	$4,094		$0	$529,208

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.8% ¤
MUTUAL FUNDS 66.1%
Vanguard Developed Markets Index Fund 'Institutional'	7,821,509	$109,970
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,977,733	49,265
Vanguard Institutional Index Fund 'Institutional'	487,912	174,624
Vanguard Small-Cap Index Fund 'Institutional'	162,540	14,721

Total Mutual Funds (Cost $324,784)		348,580

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.5%		2,640

U.S. TREASURY BILLS 0.2%
5.439% due 11/09/2023 - 12/28/2023 (a)(b)(c)(g)	$1,119	1,109

Total Short-Term Instruments (Cost $3,749)		3,749

Total Investments in Securities (Cost $328,533)		352,329

	SHARES
INVESTMENTS IN AFFILIATES 34.3%
MUTUAL FUNDS (d) 29.0%
PIMCO Emerging Markets Local Currency and Bond Fund	1,860,491	10,344
PIMCO High Yield Fund	748,743	5,653
PIMCO Income Fund	3,471,100	35,371
PIMCO International Bond Fund (U.S. Dollar-Hedged)	735,031	6,902
PIMCO Long-Term Real Return Fund	2,869,867	33,606
PIMCO Long-Term U.S. Government Fund	1,451,642	19,539
PIMCO Real Return Fund	1,151,812	11,138
PIMCO Total Return Fund	3,648,257	29,806

Total Mutual Funds (Cost $176,088)		152,359

SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	2,859,407	27,797

Total Short-Term Instruments (Cost $27,786)		27,797

Total Investments in Affiliates (Cost $203,874)		180,156

Total Investments 101.1% (Cost $532,407)		$532,485
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(254)
Other Assets and Liabilities, net (1.1)%		(5,444)

Net Assets 100.0%		$526,787

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$2,640	U.S. Treasury Notes 5.000% due 08/31/2025				$(2,693)	$2,640	$2,640

Total Repurchase Agreements									$(2,693)	$2,640	$2,640

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	34,205	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$8,307	$0	$(207)	$0	$(207)
JPM	Receive	FNRETR Index	144	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,831	0	(13)	0	(13)
MYI	Receive	FNRETR Index	191	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,755	0	(17)	0	(17)
	Receive	FNRETR Index	563	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	11,068	0	(17)	0	(17)

Total Swap Agreements								$0	$(254)	$0	$(254)

(g)

Securities with an aggregate market value of $1,109 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$348,580	$0	$0		$348,580
Short-Term Instruments
Repurchase Agreements						0	2,640	0		2,640
U.S. Treasury Bills						0	1,109	0		1,109

						$348,580	$3,749	$0		$352,329

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	152,359	0	0	152,359
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,797	0	0	27,797

	$180,156	$0	$0	$180,156

Total Investments	$528,736	$3,749	$0	$532,485

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(254)	$0	$(254)

Total Financial Derivative Instruments	$0	$(254)	$0	$(254)

Totals	$528,736	$3,495	$0	$532,231

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.9% ¤
MUTUAL FUNDS 74.5%
Vanguard Developed Markets Index Fund 'Institutional'	5,228,290	$114,866
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,867,250	46,513
Vanguard Institutional Index Fund 'Institutional'	495,383	177,298
Vanguard Small-Cap Index Fund 'Institutional'	150,380	13,620

Total Mutual Funds (Cost $325,140)		352,297

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.1%		635

U.S. TREASURY BILLS 0.3%
5.437% due 11/09/2023 - 12/28/2023 (a)(b)(c)(g)	$1,282	1,271

Total Short-Term Instruments (Cost $1,906)		1,906

Total Investments in Securities (Cost $327,046)		354,203

	SHARES
INVESTMENTS IN AFFILIATES 25.2%
MUTUAL FUNDS (d) 20.0%
PIMCO Emerging Markets Local Currency and Bond Fund	1,357,828	7,550
PIMCO High Yield Fund	301,844	2,279
PIMCO Income Fund	2,323,566	23,677
PIMCO International Bond Fund (U.S. Dollar-Hedged)	511,424	4,802
PIMCO Long-Term Real Return Fund	1,644,298	19,255
PIMCO Long-Term U.S. Government Fund	783,354	10,544
PIMCO Real Return Fund	594,882	5,752
PIMCO Total Return Fund	2,574,414	21,033

Total Mutual Funds (Cost $110,218)		94,892

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	2,526,928	24,564

Total Short-Term Instruments (Cost $24,560)		24,564

Total Investments in Affiliates (Cost $134,778)		119,456

Total Investments 100.1% (Cost $461,824)		$473,659
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(235)
Other Assets and Liabilities, net (0.1)%		(328)

Net Assets 100.0%		$473,096

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$635	U.S. Treasury Notes 5.000% due 08/31/2025				$(648)	$635	$635

Total Repurchase Agreements									$(648)	$635	$635

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	30,391	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$7,381	$0	$(184)	$0	$(184)
JPM	Receive	FNRETR Index	129	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,536	0	(12)	0	(12)
MYI	Receive	FNRETR Index	264	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	5,190	0	(24)	0	(24)
	Receive	FNRETR Index	473	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	9,299	0	(15)	0	(15)

Total Swap Agreements								$0	$(235)	$0	$(235)

(g)

Securities with an aggregate market value of $1,271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$352,297	$0	$0		$352,297
Short-Term Instruments
Repurchase Agreements						0	635	0		635
U.S. Treasury Bills						0	1,271	0		1,271

						$352,297	$1,906	$0		$354,203

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	94,892	0	0	94,892
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,564	0	0	24,564

	$119,456	$0	$0	$119,456

Total Investments	$471,753	$1,906	$0	$473,659

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(235)	$0	$(235)

Total Financial Derivative Instruments	$0	$(235)	$0	$(235)

Totals	$471,753	$1,671	$0	$473,424

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.7% ¤
MUTUAL FUNDS 81.2%
Vanguard Developed Markets Index Fund 'Institutional'	5,660,936	$124,371
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,816,205	45,241
Vanguard Institutional Index Fund 'Institutional'	512,923	183,575
Vanguard Small-Cap Index Fund 'Institutional'	154,651	14,007

Total Mutual Funds (Cost $341,416)		367,194

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.2%		1,114

U.S. TREASURY BILLS 0.3%
5.424% due 10/19/2023 - 12/28/2023 (a)(b)(c)(g)	$1,280	1,271

Total Short-Term Instruments (Cost $2,385)		2,385

Total Investments in Securities (Cost $343,801)		369,579

	SHARES
INVESTMENTS IN AFFILIATES 18.5%
MUTUAL FUNDS (d) 12.3%
PIMCO Emerging Markets Local Currency and Bond Fund	883,761	4,914
PIMCO High Yield Fund	18,307	138
PIMCO Income Fund	1,295,592	13,202
PIMCO International Bond Fund (U.S. Dollar-Hedged)	342,522	3,216
PIMCO Long-Term Real Return Fund	785,979	9,204
PIMCO Long-Term U.S. Government Fund	627,806	8,450
PIMCO Real Return Fund	388,020	3,752
PIMCO Total Return Fund	1,598,989	13,064

Total Mutual Funds (Cost $65,337)		55,940

SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	2,880,571	28,002

Total Short-Term Instruments (Cost $27,993)		28,002

Total Investments in Affiliates (Cost $93,330)		83,942

Total Investments 100.2% (Cost $437,131)		$453,521
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(212)
Other Assets and Liabilities, net (0.2)%		(744)

Net Assets 100.0%		$452,565

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,114	U.S. Treasury Notes 5.000% due 08/31/2025				$(1,136)	$1,114	$1,114

Total Repurchase Agreements									$(1,136)	$1,114	$1,114

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	26,655	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$6,474	$0	$(161)	$0	$(161)
JPM	Receive	FNRETR Index	143	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,811	0	(13)	0	(13)
MYI	Receive	FNRETR Index	254	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	4,993	0	(23)	0	(23)
	Receive	FNRETR Index	472	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	9,279	0	(15)	0	(15)

Total Swap Agreements								$0	$(212)	$0	$(212)

(g)

Securities with an aggregate market value of $1,271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$367,194	$0	$0		$367,194
Short-Term Instruments
Repurchase Agreements						0	1,114	0		1,114
U.S. Treasury Bills						0	1,271	0		1,271

						$367,194	$2,385	$0		$369,579

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	55,940	0	0	55,940
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,002	0	0	28,002

	$83,942	$0	$0	$83,942

Total Investments	$451,136	$2,385	$0	$453,521

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(212)	$0	$(212)

Total Financial Derivative Instruments	$0	$(212)	$0	$(212)

Totals	$451,136	$2,173	$0	$453,309

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.3% ¤
MUTUAL FUNDS 87.1%
Vanguard Developed Markets Index Fund 'Institutional'	5,808,347	$127,610
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,739,730	43,337
Vanguard Institutional Index Fund 'Institutional'	512,728	183,505
Vanguard Small-Cap Index Fund 'Institutional'	170,567	15,448

Total Mutual Funds (Cost $341,036)		369,900

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.0%		205

U.S. TREASURY BILLS 0.2%
5.406% due 10/19/2023 - 11/16/2023 (a)(b)(c)(g)	$694	690

Total Short-Term Instruments (Cost $895)		895

Total Investments in Securities (Cost $341,931)		370,795

	SHARES
INVESTMENTS IN AFFILIATES 12.8%
MUTUAL FUNDS (d) 7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	356,632	1,983
PIMCO Income Fund	857,456	8,737
PIMCO International Bond Fund (U.S. Dollar-Hedged)	200,219	1,880
PIMCO Long-Term Real Return Fund	441,836	5,174
PIMCO Long-Term U.S. Government Fund	382,366	5,147
PIMCO Real Return Fund	198,256	1,917
PIMCO Total Return Fund	1,054,354	8,614

Total Mutual Funds (Cost $39,462)		33,452

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	2,132,791	20,733

Total Short-Term Instruments (Cost $20,727)		20,733

Total Investments in Affiliates (Cost $60,189)		54,185

Total Investments 100.1% (Cost $402,120)		$424,980
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(181)
Other Assets and Liabilities, net (0.1)%		(345)

Net Assets 100.0%		$424,454

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$205	U.S. Treasury Notes 5.000% due 08/31/2025				$(209)	$205	$205

Total Repurchase Agreements									$(209)	$205	$205

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	22,836	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$5,546	$0	$(138)	$0	$(138)
JPM	Receive	FNRETR Index	170	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	3,342	0	(14)	0	(14)
MYI	Receive	FNRETR Index	166	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,264	0	(15)	0	(15)
	Receive	FNRETR Index	428	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	8,414	0	(14)	0	(14)

Total Swap Agreements								$0	$(181)	$0	$(181)

(g)

Securities with an aggregate market value of $689 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$369,900	$0	$0		$369,900
Short-Term Instruments
Repurchase Agreements						0	205	0		205
U.S. Treasury Bills						0	690	0		690

						$369,900	$895	$0		$370,795

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	33,452	0	0	33,452
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,733	0	0	20,733

	$54,185	$0	$0	$54,185

Total Investments	$424,085	$895	$0	$424,980

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(181)	$0	$(181)

Total Financial Derivative Instruments	$0	$(181)	$0	$(181)

Totals	$424,085	$714	$0	$424,799

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7% ¤
MUTUAL FUNDS 89.1%
Vanguard Developed Markets Index Fund 'Institutional'	7,002,618	$98,457
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,318,825	32,852
Vanguard Institutional Index Fund 'Institutional'	400,663	143,397
Vanguard Small-Cap Index Fund 'Institutional'	143,319	12,980

Total Mutual Funds (Cost $275,130)		287,686

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.4%		1,235

U.S. TREASURY BILLS 0.2%
5.416% due 11/09/2023 - 11/16/2023 (a)(b)(c)(g)	$745	740

Total Short-Term Instruments (Cost $1,975)		1,975

Total Investments in Securities (Cost $277,105)		289,661

	SHARES
INVESTMENTS IN AFFILIATES 10.4%
MUTUAL FUNDS (d) 5.7%
PIMCO Emerging Markets Local Currency and Bond Fund	175,624	976
PIMCO Income Fund	472,550	4,815
PIMCO International Bond Fund (U.S. Dollar-Hedged)	81,633	767
PIMCO Long-Term Real Return Fund	245,319	2,873
PIMCO Long-Term U.S. Government Fund	199,772	2,689
PIMCO Real Return Fund	126,251	1,221
PIMCO Total Return Fund	597,086	4,878

Total Mutual Funds (Cost $21,310)		18,219

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	1,559,570	15,161

Total Short-Term Instruments (Cost $15,155)		15,161

Total Investments in Affiliates (Cost $36,465)		33,380

Total Investments 100.1% (Cost $313,570)		$323,041
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(122)
Other Assets and Liabilities, net (0.1)%		(140)

Net Assets 100.0%		$322,779

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,235	U.S. Treasury Notes 5.000% due 08/31/2025				$(1,260)	$1,235	$1,235

Total Repurchase Agreements									$(1,260)	$1,235	$1,235

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	15,233	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$3,700	$0	$(92)	$0	$(92)
JPM	Receive	FNRETR Index	125	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,457	0	(9)	0	(9)
MYI	Receive	FNRETR Index	98	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	1,927	0	(9)	0	(9)
	Receive	FNRETR Index	362	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	7,116	0	(12)	0	(12)

Total Swap Agreements								$0	$(122)	$0	$(122)

(g)

Securities with an aggregate market value of $517 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$287,686	$0	$0		$287,686
Short-Term Instruments
Repurchase Agreements						0	1,235	0		1,235
U.S. Treasury Bills						0	740	0		740

						$287,686	$1,975	$0		$289,661

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	18,219	0	0	18,219
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,161	0	0	15,161

	$33,380	$0	$0	$33,380

Total Investments	$321,066	$1,975	$0	$323,041

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(122)	$0	$(122)

Total Financial Derivative Instruments	$0	$(122)	$0	$(122)

Totals	$321,066	$1,853	$0	$322,919

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0% ¤
MUTUAL FUNDS 90.0%
Vanguard Developed Markets Index Fund 'Institutional'	2,117,413	$29,771
Vanguard Emerging Markets Stock Index Fund 'Institutional'	398,754	9,933
Vanguard Institutional Index Fund 'Institutional'	124,029	44,391
Vanguard Small-Cap Index Fund 'Admiral'	45,980	4,164

Total Mutual Funds (Cost $87,438)		88,259

Total Investments in Securities (Cost $87,438)		88,259

INVESTMENTS IN AFFILIATES 8.9%
MUTUAL FUNDS (a) 4.5%
PIMCO Emerging Markets Local Currency and Bond Fund	44,340	247
PIMCO Income Fund	103,295	1,053
PIMCO International Bond Fund (U.S. Dollar-Hedged)	16,006	150
PIMCO Long-Term Real Return Fund	60,681	711
PIMCO Long-Term U.S. Government Fund	51,257	690
PIMCO Real Return Fund	50,184	485
PIMCO Total Return Fund	127,209	1,039

Total Mutual Funds (Cost $4,821)		4,375

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	437,984	4,257

Total Short-Term Instruments (Cost $4,258)		4,257

Total Investments in Affiliates (Cost $9,079)		8,632

Total Investments 98.9% (Cost $96,517)		$96,891
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(34)
Other Assets and Liabilities, net 1.1%		1,153

Net Assets 100.0%		$98,010

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	4,091	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$994	$0	$(25)	$0	$(25)
JPM	Receive	FNRETR Index	61	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,199	0	(4)	0	(4)
MYI	Receive	FNRETR Index	19	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	373	0	(2)	0	(2)
	Receive	FNRETR Index	94	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	1,848	0	(3)	0	(3)

Total Swap Agreements								$0	$(34)	$0	$(34)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds					$88,259		$0		$0	$88,259

					$88,259		$0		$0	$88,259
Investments in Affiliates, at Value
Mutual Funds					4,375		0		0	4,375
Short-Term Instruments
Central Funds Used for Cash Management Purposes					4,257		0		0	4,257

					$8,632		$0		$0	$8,632

Total Investments					$96,891		$0		$0	$96,891

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(34)		$0	$(34)

Total Financial Derivative Instruments					$0		$(34)		$0	$(34)

Totals					$96,891		$(34)		$0	$96,857

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1% ¤
MUTUAL FUNDS 90.1%
Vanguard Developed Markets Index Fund 'Admiral'	148,845	$2,090
Vanguard Emerging Markets Stock Index Fund 'Admiral'	21,284	697
Vanguard Institutional Index Fund 'Institutional'	8,786	3,145
Vanguard Small-Cap Index Fund 'Admiral'	3,339	302

Total Mutual Funds (Cost $6,139)		6,234

Total Investments in Securities (Cost $6,139)		6,234

INVESTMENTS IN AFFILIATES 8.3%
MUTUAL FUNDS (a) 3.8%
PIMCO Emerging Markets Local Currency and Bond Fund	3,144	18
PIMCO Income Fund	5,572	57
PIMCO International Bond Fund (U.S. Dollar-Hedged)	737	7
PIMCO Long-Term Real Return Fund	4,177	49
PIMCO Long-Term U.S. Government Fund	3,481	47
PIMCO Real Return Fund	3,254	31
PIMCO Total Return Fund	6,863	56

Total Mutual Funds (Cost $280)		265

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	32,340	314

Total Short-Term Instruments (Cost $314)		314

Total Investments in Affiliates (Cost $594)		579

Total Investments 98.4% (Cost $6,733)		$6,813
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net 1.6%		115

Net Assets 100.0%		$6,925

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	278	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$68	$0	$(2)	$0	$(2)
JPM	Receive	FNRETR Index	12	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	236	0	(1)	0	(1)
	Receive	BCOMTR Index	14	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	3	0	0	0	0

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds					$6,234		$0		$0	$6,234

					$6,234		$0		$0	$6,234
Investments in Affiliates, at Value
Mutual Funds					265		0		0	265
Short-Term Instruments
Central Funds Used for Cash Management Purposes					314		0		0	314

					$579		$0		$0	$579

Total Investments					$6,813		$0		$0	$6,813

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$(3)		$0	$(3)

Totals					$6,813		$(3)		$0	$6,810

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 37.4% ¤
MUTUAL FUNDS 37.0%
Vanguard Developed Markets Index Fund 'Institutional'	3,400,071	$47,805
Vanguard Emerging Markets Stock Index Fund 'Institutional'	807,229	20,108
Vanguard Institutional Index Fund 'Institutional'	137,477	49,204
Vanguard Small-Cap Index Fund 'Admiral'	28,824	2,611

Total Mutual Funds (Cost $104,981)		119,728

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.2%		528

U.S. TREASURY BILLS 0.2%
5.420% due 11/16/2023 - 11/30/2023 (a)(b)(c)(f)(i)	$708	703

Total Short-Term Instruments (Cost $1,230)		1,231

Total Investments in Securities (Cost $106,211)		120,959

	SHARES
INVESTMENTS IN AFFILIATES 62.3%
MUTUAL FUNDS (d) 58.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1,929,421	10,728
PIMCO High Yield Fund	972,562	7,343
PIMCO Income Fund	5,027,712	51,232
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,041,032	9,775
PIMCO Long-Term Real Return Fund	2,869,664	33,604
PIMCO Long-Term U.S. Government Fund	1,243,673	16,740
PIMCO Real Return Fund	1,535,099	14,844
PIMCO Total Return Fund	5,356,454	43,762

Total Mutual Funds (Cost $223,081)		188,028

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	1,370,760	13,325

Total Short-Term Instruments (Cost $13,325)		13,325

Total Investments in Affiliates (Cost $236,406)		201,353

Total Investments 99.7% (Cost $342,617)		$322,312
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $1,559)		857
Other Assets and Liabilities, net 0.0%		65

Net Assets 100.0%		$323,234

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$528	U.S. Treasury Notes 5.000% due 08/31/2025	$(539)	$528	$528

Total Repurchase Agreements	$(539)	$528	$528

(f)

Securities with an aggregate market value of $116 have been pledged as collateral as of September 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,900.000	12/15/2023	11	$1	$91	$3
Put - CBOE S&P 500	3,150.000	12/15/2023	28	3	335	13
Put - CBOE S&P 500	3,150.000	03/15/2024	63	6	630	102
Put - CBOE S&P 500	3,600.000	06/28/2024	67	7	427	416
Put - CBOE S&P 500	3,575.000	09/20/2024	71	7	424	554

Total Purchased Options	$1,907	$1,088

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,500.000	12/15/2023	28	$3	$(127)	$(4)
Put - CBOE S&P 500	2,400.000	03/15/2024	63	6	(221)	(32)

Total Written Options	$(348)	$(36)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	BCOMTR Index	1,115	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$271	$0	$7	$7	$0
GST	Receive	BCOMTR Index	28,160	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	6,839	0	(170)	0	(170)

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2023 (Unaudited)

JPM	Receive	FNRETR Index	96	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,887	0	(9)	0	(9)
MYI	Receive	FNRETR Index	166	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,264	0	(15)	0	(15)
	Receive	FNRETR Index	258	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	5,072	0	(8)	0	(8)

Total Swap Agreements								$0	$(195)	$7	$(202)

(i)

Securities with an aggregate market value of $586 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 09/30/2023

Investments in Securities, at Value
Mutual Funds						$119,728	$0		$0	$119,728
Short-Term Instruments
Repurchase Agreements						0	528		0	528
U.S. Treasury Bills						0	703		0	703

						$119,728	$1,231		$0	$120,959
Investments in Affiliates, at Value
Mutual Funds						188,028	0		0	188,028
Short-Term Instruments
Central Funds Used for Cash Management Purposes						13,325	0		0	13,325

						$201,353	$0		$0	$201,353

Total Investments						$321,081	$1,231		$0	$322,312

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1,088		0	1,088
Over the counter						0	7		0	7

						$0	$1,095		$0	$1,095
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(36)		0	(36)
Over the counter						0	(202)		0	(202)

						$0	$(238)		$0	$(238)

Total Financial Derivative Instruments						$0	$857		$0	$857

Totals						$321,081	$2,088		$0	$323,169

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of each Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$26,933	$105,651	$(82,875)	$0	$0	$49,709	$310	$0
PIMCO RAE International Fund	27,723	24,685	(49,087)	0	0	3,321	63	0
PIMCO RAE US Fund	0	7,918	(7,918)	0	0	0	4	0
PIMCO RAE US Small Fund	9,797	9,088	(16,121)	0	0	2,764	104	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	8	0	(1)	0	0	7	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2023 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$21,334	$309	$(1,191)	$(14)	$464	$20,902	$0	$0
PIMCO RAE International Fund	70,733	298	(4,127)	(897)	295	66,302	0	0
Totals	$92,067	$607	$(5,318)	$(911)	$759	$87,204	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2023 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,201	$542	$0	$0	$(682)	$13,061	$177	$0
PIMCO High Yield Fund	9,008	361	(239)	(2)	(141)	8,987	133	0
PIMCO Income Fund	58,993	2,466	(2,539)	(91)	(1,189)	57,640	952	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,162	353	(424)	(5)	(114)	10,972	94	0
PIMCO Long-Term Real Return Fund	44,631	4,019	0	0	(5,952)	42,698	516	0
PIMCO Long-Term U.S. Government Fund	23,399	2,295	0	0	(3,020)	22,674	185	0
PIMCO Real Return Fund	17,956	716	(678)	(34)	(540)	17,420	151	0
PIMCO Short-Term Floating NAV Portfolio III	25,404	7,372	(14,200)	0	(4)	18,572	272	0
PIMCO Total Return Fund	49,927	2,265	(1,552)	(84)	(1,852)	48,704	510	0
Totals	$253,681	$20,389	$(19,632)	$(216)	$(13,494)	$240,728	$2,990	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,083	$708	$0	$0	$(686)	$13,105	$177	$0
PIMCO High Yield Fund	8,581	445	(313)	(3)	(134)	8,576	127	0
PIMCO Income Fund	49,107	2,629	(2,745)	(93)	(979)	47,919	797	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,148	496	(331)	(4)	(94)	9,215	77	0
PIMCO Long-Term Real Return Fund	47,594	4,250	0	0	(6,371)	45,473	553	0
PIMCO Long-Term U.S. Government Fund	28,348	2,780	0	0	(3,694)	27,434	227	0
PIMCO Real Return Fund	16,816	867	(850)	(48)	(493)	16,292	142	0
PIMCO Short-Term Floating NAV Portfolio III	27,819	16,935	(21,500)	0	(5)	23,249	335	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	40,483	2,309	(1,778)	(96)	(1,481)	39,437	415	0
Totals	$240,979	$31,419	$(27,517)	$(244)	$(13,937)	$230,700	$2,850	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$10,051	$819	$0	$0	$(526)	$10,344	$136	$0
PIMCO High Yield Fund	5,660	83	0	0	(90)	5,653	82	0
PIMCO Income Fund	35,294	1,889	(1,029)	(38)	(745)	35,371	575	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,615	361	0	0	(74)	6,902	56	0
PIMCO Long-Term Real Return Fund	34,247	3,973	0	0	(4,614)	33,606	399	0
PIMCO Long-Term U.S. Government Fund	19,659	2,438	0	0	(2,558)	19,539	157	0
PIMCO Real Return Fund	11,192	577	(267)	(15)	(349)	11,138	94	0
PIMCO Short-Term Floating NAV Portfolio III	23,529	16,673	(12,400)	0	(5)	27,797	373	0
PIMCO Total Return Fund	29,600	1,688	(313)	(15)	(1,154)	29,806	305	0
Totals	$175,847	$28,501	$(14,009)	$(68)	$(10,115)	$180,156	$2,177	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$7,526	$414	$0	$0	$(390)	$7,550	$101	$0
PIMCO High Yield Fund	2,282	33	0	0	(36)	2,279	33	0
PIMCO Income Fund	23,058	1,130	0	0	(511)	23,677	373	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,814	39	0	0	(51)	4,802	40	0
PIMCO Long-Term Real Return Fund	20,258	1,707	0	0	(2,710)	19,255	235	0
PIMCO Long-Term U.S. Government Fund	11,243	742	0	0	(1,441)	10,544	89	0
PIMCO Real Return Fund	5,889	48	0	0	(185)	5,752	48	0
PIMCO Short-Term Floating NAV Portfolio III	21,641	20,430	(17,500)	(1)	(6)	24,564	330	0
PIMCO Total Return Fund	20,749	1,099	0	0	(815)	21,033	212	0
Totals	$117,460	$25,642	$(17,500)	$(1)	$(6,145)	$119,456	$1,461	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$4,793	$373	$0	$0	$(252)	$4,914	$64	$0
PIMCO High Yield Fund	138	2	0	0	(2)	138	2	0
PIMCO Income Fund	12,496	994	0	0	(288)	13,202	210	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,969	281	0	0	(34)	3,216	25	0
PIMCO Long-Term Real Return Fund	8,937	1,547	0	0	(1,280)	9,204	109	0
PIMCO Long-Term U.S. Government Fund	8,398	1,191	0	0	(1,139)	8,450	69	0
PIMCO Real Return Fund	3,539	333	0	0	(120)	3,752	32	0
PIMCO Short-Term Floating NAV Portfolio III	24,160	17,649	(13,800)	(1)	(6)	28,002	348	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	12,085	1,487	0	0	(508)	13,064	131	0
Totals	$77,515	$23,857	$(13,800)	$(1)	$(3,629)	$83,942	$990	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,826	$249	$0	$0	$(92)	$1,983	$24	$0
PIMCO Income Fund	8,031	1,121	(236)	(6)	(173)	8,737	136	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,615	282	0	0	(17)	1,880	14	0
PIMCO Long-Term Real Return Fund	5,232	656	0	0	(714)	5,174	63	0
PIMCO Long-Term U.S. Government Fund	5,123	704	0	0	(680)	5,147	42	0
PIMCO Real Return Fund	1,674	298	0	0	(55)	1,917	15	0
PIMCO Short-Term Floating NAV Portfolio III	18,149	23,392	(20,800)	1	(9)	20,733	291	0
PIMCO Total Return Fund	7,924	1,013	0	0	(323)	8,614	86	0
Totals	$49,574	$27,715	$(21,036)	$(5)	$(2,063)	$54,185	$671	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$827	$190	$0	$0	$(41)	$976	$11	$0
PIMCO Income Fund	4,342	574	0	0	(101)	4,815	75	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	597	177	0	0	(7)	767	5	0
PIMCO Long-Term Real Return Fund	2,661	595	0	0	(383)	2,873	33	0
PIMCO Long-Term U.S. Government Fund	2,423	614	0	0	(348)	2,689	21	0
PIMCO Real Return Fund	1,062	198	0	0	(39)	1,221	10	0
PIMCO Short-Term Floating NAV Portfolio III	15,042	25,623	(25,500)	1	(5)	15,161	222	0
PIMCO Total Return Fund	4,185	875	0	0	(182)	4,878	47	0
Totals	$31,139	$28,846	$(25,500)	$1	$(1,106)	$33,380	$424	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$256	$4	$0	$0	$(13)	$247	$3	$0
PIMCO Income Fund	840	233	0	0	(20)	1,053	15	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	98	53	0	0	(1)	150	1	0
PIMCO Long-Term Real Return Fund	597	198	0	0	(84)	711	8	0
PIMCO Long-Term U.S. Government Fund	583	188	0	0	(81)	690	5	0
PIMCO Real Return Fund	359	139	0	0	(13)	485	4	0
PIMCO Short-Term Floating NAV Portfolio III	3,600	12,660	(12,000)	(3)	0	4,257	60	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	829	245	0	0	(35)	1,039	9	0
Totals	$7,162	$13,720	$(12,000)	$(3)	$(247)	$8,632	$105	$0

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$15	$4	$0	$0	$(1)	$18	$0	$0
PIMCO Income Fund	41	17	0	0	(1)	57	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	3	0	0	0	7	0	0
PIMCO Long-Term Real Return Fund	38	17	0	0	(6)	49	1	0
PIMCO Long-Term U.S. Government Fund	34	19	0	0	(6)	47	0	0
PIMCO Real Return Fund	22	10	0	0	(1)	31	0	0
PIMCO Short-Term Floating NAV Portfolio III	102	702	(490)	0	0	314	3	0
PIMCO Total Return Fund	41	17	0	0	(2)	56	0	0
Totals	$297	$789	$(490)	$0	$(17)	$579	$5	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,357	$149	$(215)	$(6)	$(557)	$10,728	$148	$0
PIMCO High Yield Fund	7,742	314	(591)	(11)	(111)	7,343	114	0
PIMCO Income Fund	54,265	1,989	(3,878)	(120)	(1,024)	51,232	865	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,130	549	(797)	(11)	(96)	9,775	85	0
PIMCO Long-Term Real Return Fund	36,356	2,752	(729)	(116)	(4,659)	33,604	418	0
PIMCO Long-Term U.S. Government Fund	17,877	1,578	(440)	(56)	(2,219)	16,740	140	0
PIMCO Real Return Fund	15,838	550	(1,049)	(44)	(451)	14,844	132	0
PIMCO Short-Term Floating NAV Portfolio III	17,024	17,305	(21,000)	3	(7)	13,325	205	0
PIMCO Total Return Fund	46,431	1,866	(2,776)	(127)	(1,632)	43,762	468	0
Totals	$217,020	$27,052	$(31,475)	$(488)	$(10,756)	$201,353	$2,575	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$13,363	$6,882	$(13,800)	$6	$(8)	$6,443	$182	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index
BCOMTR	Bloomberg Commodity Index Total Return	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	FNRETR	FTSE Nareit Equity REITs Total Return Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate

Other Abbreviations:
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind